AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                 One Corporate Drive, Shelton, Connecticut 06484

This Prospectus describes a modified single premium variable life insurance policy being offered by American Skandia Life Assurance Corporation ("we," "our," "us," "American Skandia," or "the Company"), One Corporate Drive, P.O. Box 883, Shelton, Connecticut, 06484. This policy may be offered as individual coverage or as an interest in a group policy. This Prospectus provides a detailed discussion of matters you should consider before buying a policy. This policy or certain of its investment options may not be available in all jurisdictions. Various rights and benefits may differ between jurisdictions to meet applicable law and/or regulations. This Prospectus is made up of the following general sections: Cover Page, Table of Contents, Definitions, Description of the Offering, Miscellaneous Provisions and Additional Details. On this cover page and in the Description of the Offering section, we use a "question and answer" format to assist you in understanding this offering. The questions are numbered for easy reference.

What is American Skandia offering? We are offering a type of cash value life insurance coverage. This life insurance coverage is called a "modified single premium variable life insurance policy." These technical terms can be explained as follows:

|X| The coverage is "life insurance" because a death benefit becomes payable to a beneficiary upon the death of the insured person (if coverage is issued on two insureds, the death benefit is payable upon the death of the second of the insureds to die). It is "cash value" life insurance because, in addition to a death benefit, it also provides living benefits for the owner, such as the right to take withdrawals and the right to take loans from us using the value of the policy as collateral.

|X| The coverage is called "modified single premium" because we do not accept any premium other than the first unless we know about the additional premium during the underwriting period or an additional amount is required to keep the policy from being cancelled.

|X| The coverage is "variable" because you can allocate all or part of your premium to variable investment options that invest in an underlying mutual fund or a portfolio of an underlying mutual fund. The variable investment options are segments of American Skandia Life Assurance Corporation Separate Account F ("Account F"). The following underlying mutual funds or portfolios of the following underlying mutual funds are being offered:
     American Skandia Trust, The Alger American Fund and Montgomery Variable Series. The available portfolios of these underlying mutual funds and the applicable investment management fees and operating expenses are listed on page 16. The performance of the variable investment options is not guaranteed. You bear the investment risk if you allocate funds to these investment options because the performance of these investment options can decrease or increase which can impact the death benefit and the cash value of the Policy.

|X| The coverage allows you to allocate all or part of your premium to a fixed option to which we credit a fixed rate of interest. We guarantee the rate of return on this option. These obligations are supported by our general account. We bear the investment risk if you allocate funds to this option.


|X| We believe this policy will be treated as a "modified endowment contract" under the Internal Revenue Code (the "Code"). In general, the tax treatment of a modified endowment contract's death benefit is similar to that of death benefits under life insurance policies, while the tax treatment of the contract's living benefits are similar to those of living benefits under deferred annuities. This means that in most circumstances the beneficiary owes no Federal income tax on the death proceeds. However, most distributions from such a policy while the insured is alive, including loans, withdrawals and surrender, are taxable to the owner, like distributions from a deferred annuity before annuity payments begin. This means that such distributions are deemed to come first from any gain in the policy. Any gain is treated as ordinary income and may be subject to a 10% tax penalty if taken before your age 59 1/2.


The variable life insurance policy described in this Prospectus is not a deposit of or guaranteed by, any bank or bank subsidiary, and is not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Policy is subject to investment risks, including the possible loss of the principal amount invested.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. PLEASE READ THIS PROSPECTUS AND THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASTr-PROS (8/99) CALL 1-800-752-6342 FOR FURTHER  INFORMATION  Prospectus Dated:
May 3, 1999,
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
revised effective August 27, 1999

--------------------------------------------------------------------------------
VLI

                                                         TABLE OF CONTENTS
Definitions........................................................................................................................4
Summary of Costs...................................................................................................................7
Description of the Offering........................................................................................................8
   Purchasers......................................................................................................................8
   The Insurance Company...........................................................................................................8
   Benefits at the Insured's Death.................................................................................................8
   Account Value and Cash Value...................................................................................................10
   Cash Value Credits.............................................................................................................11
   Costs..........................................................................................................................12
   Buying a Policy................................................................................................................14
   Variable Investment Options....................................................................................................16
   Transfers and Allocation Services..............................................................................................23
   Loans..........................................................................................................................23
   Partial Withdrawals............................................................................................................24
   Surrenders.....................................................................................................................25
   Accelerated Death Benefit......................................................................................................25
   Medically-Related Waiver.......................................................................................................26
   Risks..........................................................................................................................26
   Other Rights...................................................................................................................26
   The Separate Account...........................................................................................................27
   Taxes..........................................................................................................................27
   Available Information..........................................................................................................27
Miscellaneous Provisions And Additional Details...................................................................................28
   Providing Services to You......................................................................................................28
   Designations...................................................................................................................28
   Net Investment Factor..........................................................................................................28
   Allocation Programs............................................................................................................29
   Limitations on Transfers.......................................................................................................29
   Death During the Grace Period..................................................................................................29
   Reinstatement..................................................................................................................30
   Maturity.......................................................................................................................30
   Pricing Transactions...........................................................................................................30
   Delaying Transactions..........................................................................................................30
   Voting.........................................................................................................................31
   Transfers, Assignments, Pledges................................................................................................31
   Reports........................................................................................................................31
   Incontestability...............................................................................................................32
   Suicide........................................................................................................................32
   Misstatement...................................................................................................................32
   Backdating.....................................................................................................................32
   Policy Loans on Exchanges......................................................................................................32
   Resolving Material Conflicts...................................................................................................32
   Modification of the Separate Account...........................................................................................33
   Entire Contract................................................................................................................33
   Additional Tax Considerations..................................................................................................33
   Safekeeping of the Assets......................................................................................................35
   Regulation.....................................................................................................................35
   Legal Matters..................................................................................................................36
   Legal Proceedings..............................................................................................................36
   Experts........................................................................................................................36
   Distribution of this Offering..................................................................................................36
   Illustrations..................................................................................................................37
   Executive Officers and Directors...............................................................................................37
Financial Statements for American Skandia Life Assurance Corporation Separate Account F............................................1
Appendix A Hypothetical Illustrations of Death Benefits, Account Values and Cash Values............................................1
Appendix B Hypothetical Illustration of Accelerated Death Benefit.................................................................12
Appendix C Net Single Premium Factors for Determination of Required Death Benefits................................................13
Appendix D Guaranteed Monthly Maximum Cost of Insurance Charges...................................................................15

                                                            DEFINITIONS

The following are key terms used in this Prospectus. Other terms are defined in this Prospectus as they appear.

ACCOUNT VALUE is the value of your allocation to each  Sub-account and any Fixed
Allocation, plus any earnings and less any losses, distributions and charges thereon, plus the value of any amounts in the Loan Account, plus any earnings and less any distributions and charges thereon, all before assessment of any contingent deferred sales charge, contingent deferred tax charge or Debt.
Account  Value is  determined  separately  for each  Sub-account  and each Fixed
Allocation, as well as for any amounts in the Loan Account, and then totaled to determine the Account Value of your entire Policy.

AGE is the age of an Insured for purposes of this Policy. Initially, and for the first Policy Year, it is the age last birthday of an Insured as of the Policy
Date. In each following Policy Year, it is the age last birthday of an Insured as of the preceding Policy Anniversary.

APPLICATION is the form or combination of forms you must submit to apply for a Policy. If there are two Insureds, the Application must be completed for both
Insureds.

BENEFICIARY  is a  person  or  entity  you  designate  for us to pay  any  Death
Proceeds. Unless otherwise specified, Beneficiary refers to all persons or entities so designated.

CASH VALUE is the Account Value less any contingent deferred sales charge, contingent deferred tax charge and Debt.

CASH VALUE CREDITS are amounts we credit to your Account Value. We credit these amounts if your total Cash Value on a Policy Anniversary equals or exceeds a Cash Value trigger.

CODE is the Internal Revenue Code of 1986, as amended from time to time, and the regulations thereunder.

DEATH BENEFIT is the amount payable as a result of an Insured's death before any reduction due to Debt and before addition of any interest due pursuant to law.
If there is a second Insured, the Death Benefit is payable upon the death of the last surviving Insured.

DEATH PROCEEDS equals the Death Benefit less any reduction for Debt and after addition of any interest due pursuant to law.

DEBT is the total of any outstanding loan and loan interest.

FACE AMOUNT is the Death Benefit as of the Policy Date.

FIXED ALLOCATION is an allocation of Account Value to our general account that is credited a fixed rate of interest.

GROWTH is a portion of the Account Value. It equals (a) less (b) less (c), where: (a) is the total current Account Value; (b) is any Debt; and (c) is the Premium less any partial withdrawals treated as a withdrawal of Premium.

GUARANTEED MINIMUM DEATH BENEFIT is the minimum amount we guarantee is payable as a result of the Insured's death, before any reduction for Debt, even if it is higher than the Required Death Benefit.

IN WRITING is in a written form, in a manner we accept, that is satisfactory to us and filed at our Office. We retain the right to specifically agree in advance to accept communication regarding a specific matter by telephone or by some other form of electronic transmission, in a manner we prescribe.

INSURED is the person upon whose life coverage is issued and as a result of whose death the Death Proceeds are payable. If there is more than one Insured, Insured means the last surviving Insured, unless otherwise stated.

ISSUE DATE is the date we issue your Policy.

LOAN ACCOUNT is where we maintain Account Value as collateral for a loan to you from us.

MATURITY DATE is the Policy Anniversary immediately following the Insured's 95th birthday, or if there are two Insureds, immediately following the 95th birthday of the younger Insured, or what would have been the younger Insured's 95th birthday if the younger Insured predeceases the older Insured.

MONTHLY PROCESSING DAY/DATE is the Valuation Day each month when we deduct charges from the Account Value. The first Monthly Processing Date is the Policy
Date. After that, the Monthly Processing Dates generally occur on the same day of the month as the Policy Date. If the Monthly Processing Date occurs on a day that is not a Valuation Day, the Monthly Processing Date that month will be the next Valuation Day.


NET SINGLE PREMIUM is the amount that would be required, according to the Code and the regulations based on the Code, to fund: (a) the Policy's Required Death
Benefit, assuming the current Required Death Benefit would not change; and (b) future benefits and charges using assumptions about: (i) growth of Account Value so that it would equal the current Required Death Benefit on the Maturity Date;
and (ii) charges, as provided pursuant to the Code. The Net Single Premium depends on the attained age, gender (where permitted), tobacco usage class and risk class of each Insured. The Net Single Premium changes as each Insured ages.
The applicable Net Single Premiums would change if required under the Code or regulations based on the Code.


OFFICE  is  our   administrative   office:   American   Skandia  Life  Assurance
Corporation, P.O. Box 290698, Wethersfield, Connecticut 06129-0698.

OWNER is either an entity or person who may exercise the ownership rights provided by a Policy. If we issue a certificate representing interests in a group life insurance policy, the rights, benefits, and requirements of and the events relating to an Owner, as described in this Prospectus, will be your rights as participant in such group policy. Unless later changed, Owner refers to all persons or entities designated as such in your Policy.

POLICY is the insurance contract or certificate we issue as evidence of our commitment to pay the Death Proceeds upon the death of the Insured.

POLICY ANNIVERSARY is the anniversary of the Policy Date.

POLICY DATE is the effective date of your Policy.

POLICY YEARS are continuous 12-month periods that begin on the Policy Date and each Policy Anniversary thereafter.

PORTFOLIO is a portfolio of an underlying mutual fund.

PREMIUM is the cash consideration you give to us for the rights, privileges and benefits provided by a Policy according to its terms. This includes Premium paid as of the Issue Date, as shown in the Policy, and any additional consideration we choose to accept. Acceptance must occur before completion of the underwriting for the Policy.

REQUIRED DEATH BENEFIT is the minimum amount due as a result of the Insured's death pursuant to the applicable test we apply in accordance with the Code, prior to any reduction for Debt.

SEPARATE ACCOUNT is our separate account to which we allocate assets in relation to our obligations for benefits based on the variable investment options.
American Skandia Life Assurance Corporation Separate Account F (also referred to as Separate Account F) is the separate account utilized for the Policy.

SUB-ACCOUNT is a division of the Separate Account.

UNIT is a measure used to calculate Account Value in a Sub-account.

UNIT PRICE is used for calculating: (a) the number of Units allocated to a Sub-account; and (b) the value of transactions into or out of a Sub-account or benefits based on Account Value in a Sub-account. Each Sub-account has its own
Unit Price, which will vary each Valuation Period to reflect the investment experience of that Sub-account.

VALUATION DAY/DATE is every day the New York Stock Exchange is open for trading or any other day that the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

VALUATION  PERIOD is the period of time between the close of business of the New
York Stock Exchange on successive Valuation Days.

"We," "us," "our,"  "American  Skandia," or "the Company" means American Skandia
Life Assurance Corporation.

"You" or "your" means the Owner.




                                SUMMARY OF COSTS

The following is a summary of the cost of the Policies being offered, or, in the case of costs that vary from Policy to Policy, a short description of how such costs are determined. All of these costs are described in more detail within this Prospectus.

--------------------------- ------------------------------------------------------------------------ -------------------------------
          COST                                          AMOUNT DEDUCTED/                                      WHEN DEDUCTED
                                                       DESCRIPTION OF COST
--------------------------- ------------------------------------------------------------------------ -------------------------------
--------------------------- ------------------------------------------------------------------------ -------------------------------
Mortality   &  Expense   Risk              0.90% per year of the value of each Sub-account                          Daily
Charge
--------------------------- ------------------------------------------------------------------------ -------------------------------
Administration Charge                      0.25% per year of the value of each Sub-account                          Daily
---------------------------                                                                          -------------------------------
--------------------------- ------------------ -------------------------- -------------------------- -------------------------------
Cost of Insurance                   Gender                Age 20-69                  Age 70-90                     Monthly
                                     Male         0.55% No Tobacco Use       0.90% No Tobacco Use
(See     Appendix    D    for                     0.90% Tobacco Use          1.25% Tobacco Use        (Pro-rata  from  the  variable
information   on   guaranteed                                                                         and fixed  investment  options
cost  of   insurance   rates.                                                                         in which you maintain  Account
See the  Prospectus  for cost                                                                         Value)
of   insurance    rates   for
Policies   issued   with  two
Insureds.)
------------------------------                                                                       -------------------------------
------------------------------                                                                       -------------------------------

                                    Female        0.40% No Tobacco Use       0.75% No Tobacco Use
                                                  0.75% Tobacco Use          1.10% Tobacco Use
------------------------------ ------------------ -------------------------- -------------------------- ----------------------------
------------------------------ ------------------------------------------------------------------------ ----------------------------
Sales Charge                                     0.40% per year of the Account Value                       Monthly for the 1st 10
                                                                                                                 Policy Years
------------------------------ ------------------------------------------------------------------------ ----------------------------
------------------------------ ------------------------------------------------------------------------ ----------------------------
Tax Charge                                       0.25% per year of the Account Value                       Monthly for the 1st 10
                                                                                                                 Policy Years

------------------------------ ------------------------------------------------------------------------ ----------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- ----------------------------
Contingent   Deferred   Sales    1      2       3      4      5      6       7      8      9      10    Upon Surrender or Withdrawal
Charge                                                                                                      (Percentage of Premium
                                                                                                          deducted in Policy Years 1
                                                                                                                 through 10)
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- ---------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- ---------------------------
                               7.75   7.50    7.25   6.50   5.75   5.00    4.25   3.50   2.75     0
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- ---------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- ---------- -----------------
Contingent    Deferred    Tax    1      2       3      4      5      6       7      8      9      10    Upon Surrender of Withdrawal
Charge                                                                                                      (Percentage of Premium
                                                                                                         deducted in Policy Years
                                                                                                                 1 through 10)
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- ---------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- ---------------------------
                               2.25    2.00   1.75   1.50   1.25    1.00   0.75   0.50   0.25     0
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- ----------------------------
------------------------------ ------------------------------------------------------------------------ ----------------------------
Maintenance Fee                     $2.50 per month unless Account Value is greater than $75,000                   Monthly
------------------------------ ------------------------------------------------------------------------ ----------------------------
------------------------------ ------------------------------------------------------------------------ ----------------------------
Transfer Fee                                                   $10.00                                   After the 12th transfer each
                                                                                                                 Policy Year
------------------------------ -----------------------------------------------------------------------------------------------------
------------------------------ -----------------------------------------------------------------------------------------------------
Underlying Portfolio Expenses  Each  Portfolio  has  different  fees and  charges as  provided  in the
                               "Variable  Investment  Options"  section  of  this  Prospectus.   Total
                               Portfolio   expenses   range  from  0.60%  to  1.75%.   More   detailed              Daily
                               information  about fees and  charges  can be found in the  prospectuses for the Portfolios.
------------------------------ ------------------------------------------------------------------------ ----------------------------


                           DESCRIPTION OF THE OFFERING

This Policy is described using a "question and answer" format that assumes you, the prospective purchaser, are asking the questions. The description below is divided into the following sections: Purchasers, The Insurance Company, Benefits at the Insured's Death, Account Value and Cash Value, Cash Value Credits, Costs, Buying a Policy, Variable Investment Options, Transfers and Allocation Services, Loans, Partial Withdrawals, Surrenders, Accelerated Death Benefit, Medically-Related Waiver, Risks, Other Rights, The Separate Account, Taxes and Available Information. A section addressing Miscellaneous Provisions and Additional Details about American Skandia follows this description.

                                   PURCHASERS

[1] Who should buy this Policy? Life insurance can be bought to meet a number of needs of individuals or entities, such as corporations or trusts. Different types of life insurance are designed to address certain needs more than others. This Policy may be appropriate for a number of persons or entities, but it may be especially useful for persons addressing a range of estate planning needs. Because of estate taxes, purchasers may want to consider placing this type of coverage in a trust or transferring ownership of the Policy in an effort to remove the asset from their estate. This Policy may also be useful for persons seeking to make a sizable donation to a charity or eligible non-profit organization, where the charity is named both Owner and Beneficiary of the Policy, and the donor is named as the Insured. You should carefully evaluate with your financial representative whether this Policy is right for your specific needs in light of your entire situation and your personal and financial goals. In particular, you should evaluate the advantages and disadvantages of replacing any existing life insurance or annuity coverage with this Policy. If you are seeking specific tax consequences, you should consult with a competent tax advisor as to whether and how your goals may best be achieved.

                              THE INSURANCE COMPANY

[2] Who is American Skandia? American Skandia Life Assurance Corporation is organized as a stock insurance company domiciled in Connecticut. The predecessor company of American Skandia was originally incorporated on May 21, 1969. We are licensed as a life insurer in all 50 states and the District of Columbia. We are a wholly owned subsidiary of American Skandia Investment Holding Corporation, whose indirect parent is Skandia Insurance Company Ltd. Skandia Insurance Company Ltd. is part of a group of companies whose predecessor began operations in 1855. Two of our affiliates, American Skandia Marketing, Incorporated, and American Skandia Information Services and Technology Corporation, may provide certain administrative functions for us. We may also engage various independent firms to provide various administrative functions for us. Another affiliate, American Skandia Investment Services, Incorporated, currently acts as the investment manager to American Skandia Trust, one of the underlying mutual funds whose Portfolios are available as variable investment options. We currently engage Skandia Investment Management, Inc., an affiliate whose indirect parent is Skandia Insurance Company Ltd., as investment manager for our general account. We are under no obligation to engage or continue to engage any investment manager.

                         BENEFITS AT THE INSURED'S DEATH

[3] What benefits are due as a result of the Insured's death? The benefits due as a result of the Insured's death are the Death Proceeds. If there are joint Insureds, the benefits are due as a result of the death of the last surviving Insured.

[4] What are the Death Proceeds? The Death Proceeds are based on the Death Benefit as of the date we receive all our requirements for paying a death claim and are satisfied that the death claim can be paid. These requirements include, but are not limited to, receipt of a valid death certificate and information we need to make payments to all Beneficiaries. We determine the Death Proceeds by first subtracting any Debt from the Death Benefit. We then add any interest amount required by law.


[5] What is the Death Benefit? The Death Benefit is the higher of the Required Death Benefit and the Guaranteed Minimum Death Benefit, each as of the date we receive due proof of death. The Required Death Benefit is the minimum amount that must be payable at the Insured's death, before reduction for any Debt, for the Policy to be treated as life insurance under the Code. The Guaranteed Minimum Death Benefit, which is discussed below in response to the question, "What is the Guaranteed Minimum Death Benefit?" is the minimum amount payable at the Insured's death, before reduction for any Debt, irrespective of the Required Death Benefit. The Required Death Benefit is determined by treating the Account Value as if it were a net single premium. We determine the Required Death Benefit by dividing the Account Value by factors that are determined as of the Policy Date. These factors vary by the attained Age, gender (where permitted), tobacco usage class and risk class of each Insured. When there are joint Insureds, the factors used to determine the Required Death Benefit are based on an actuarial derivation of the factor applicable for each Insured. See Appendix C for a table of the net single premium factors we use to determine the Required Death Benefit and a description of how the factors are used.

The following are representative examples of the factors on the Policy Date for different Ages, genders and tobacco usage classes, as well as the amount of the Required Death Benefit if the Account Value is $100,000. These examples assume that the Insured is placed in the preferred risk class (see "BUYING A POLICY - How do I buy a Policy?" for a description of risk classes.)


         Female, Age 55, not a tobacco user:
         The factor is .400884. $100,000 divided by .400884 results in a Required Death Benefit of $249,449.

         Male, Age 60, a tobacco user:
         The factor is .586632. $100,000 divided by .586632 results in a Required Death Benefit of $170,465.

         Female, Age 70, a tobacco user:
         The factor is .637176. $100,000 divided by .637176 results in a Required Death Benefit of $156,943.

         Male, Age 75, not a tobacco user:
         The factor is .736865. $100,000 divided by .736865 results in a Required Death Benefit of $135,710.


As noted above, the factors depend on the gender (where permitted), tobacco usage class, risk class and attained Age of each Insured. The gender and risk class of the Insured does not change after the Policy Date. Therefore, the only element that changes the factor after the Policy Date is the aging of the Insured(s), unless the Insured(s) applies for and we agree to a change in tobacco usage class.


The following example illustrates the effect of aging on the Required Death Benefit.


Assume the Insured is a woman,  Age 64, for whom  coverage was issued at her Age
60. Assume further that she is not a tobacco user and is in the preferred risk class. On the Valuation Day before the Policy Anniversary following the Insured's 65th birthday, the Account Value is $100,000. The Required Death Benefit as required under the Code for this Insured's age, gender, tobacco usage class and risk class is $100,000 divided by the applicable factor of .521878, which results in a Required Death Benefit of $191,616. For the sake of this example, assume that the next Valuation Day, which is the Policy Anniversary after the Insured's 65th birthday (the day the Insured turns Age 65 for purposes of the Policy), the Account Value remains $100,000. At the higher Age of 65, the Required Death Benefit on the Policy Anniversary is $100,000 divided by the applicable factor of .536544, which results in a Required Death Benefit of $186,378.

[6] What else can affect the Required Death Benefit? The Required Death Benefit changes as the Account Value changes. This is because the Required Death Benefit is calculated based on the Account Value. A few examples may help show what this means. Assume for purposes of these examples that the Insured is a woman, Age 65, for whom coverage was issued at her Age 60. Assume further that the Insured is not a tobacco user and is in the preferred risk class.


         (a) On a particular Monthly Processing Date, the Account Value of the Policy is $100,000. The Required Death Benefit as of that Valuation Day is $100,000 divided by the then applicable factor of .536544 or $186,378. As of the next Valuation Day, assume the Account Value has grown to $100,010. The Required Death Benefit is $100,010 divided by the same factor of .536544, or $186,396.

         (b) On a particular Monthly Processing Date, the Account Value of the Policy is $100,000. The Required Death Benefit as of that Valuation Day is $100,000 divided by the then applicable factor of .536544, or $186,378. As of the next Valuation Day, assume the Account Value has decreased to $99,990. The Required Death Benefit is $99,990 divided by the same factor of .536544, or $186,359.

         (c) On a particular Monthly Processing Date, the Account Value of the Policy before any partial withdrawal is $100,000. The Required Death Benefit as of that Valuation Day is $100,000 divided by the then applicable factor of
 .536544, or $186,378. On that same day, assume $20,000 is taken as a partial withdrawal. Immediately after the partial withdrawal, the Required Death Benefit
is   $80,000   divided   by  the  same   factor   of   .536544,   or   $149,102.

[7] What is the Face Amount? The Face Amount is the Required Death Benefit on the Policy Date.

[8] What is the Guaranteed Minimum Death Benefit? We use the Guaranteed Minimum Death Benefit to determine the Death Proceeds if the Guaranteed Minimum Death Benefit is higher than the Required Death Benefit. The Guaranteed Minimum Death Benefit is determined as follows:

         (a) On the Policy Date, the Guaranteed Minimum Death Benefit equals the Premium.

         (b) After the Policy Date and until the first Policy Anniversary, the Guaranteed Minimum Death Benefit is the Premium less every "reduction due to a withdrawal," which is defined below.

         (c) After the first Policy Anniversary but before the "target date," (the Policy Anniversary when the Insured is Age 75), the Guaranteed Minimum Death Benefit is the higher of (1) or (2), where: (1) is the Premium less every "reduction due to a withdrawal"; and (2) is the highest "Anniversary Value." "Anniversary Value" is the Account Value on any Policy Anniversary less every reduction due to a withdrawal since that Policy Anniversary.

         (d) On or after the "target date," the Guaranteed Minimum Death Benefit is the higher of (1) or (2), where: (1) is the Premium less every "reduction due to a withdrawal"; and (2) is the highest Anniversary Value, as defined above in
(c), as of the "target date," less every "reduction due to a withdrawal" after the "target date."

         (e) Notwithstanding items (a) through (d) above, if the Insured is Age 75 or older on the Policy Date, the Guaranteed Minimum Death Benefit is the Premium less every "reduction due to a withdrawal."

         (f) If the Policy is issued for two (2) Insureds, the Guaranteed Minimum Death Benefit is based on the age of the younger Insured, or what would have been the age of the younger Insured if the younger Insured predeceases the older Insured.

A "reduction due to a withdrawal" is a proportional reduction. It equals the ratio by which the Account Value is reduced by a partial withdrawal or a payment under the Accelerated Death Benefit provision, described below in the section of the same name, multiplied by the Guaranteed Minimum Death Benefit as of the effective date of such partial withdrawal or payment. For example, if the Guaranteed Minimum Death Benefit before a partial withdrawal is $100,000 and the Account Value is $120,000, the Guaranteed Minimum Death Benefit after a $60,000 partial withdrawal (a 50% reduction in the Account Value) would be $50,000 (a 50% reduction in the Guaranteed Minimum Death Benefit).

[9] How are Death Proceeds paid? We pay the Death Proceeds as a lump sum or in accordance with the terms of whatever settlement options we then make available to Beneficiaries. Generally, Beneficiaries can choose a lump sum or one of the settlement options we make available. However, you may choose the method of payment for your Beneficiaries if you notify us In Writing before the Insured's death how you want the Death Proceeds to be paid.

                          ACCOUNT VALUE AND CASH VALUE

[10] What is the Account Value? The Account Value is the value of a Policy before any deduction for any contingent deferred sales charge, contingent deferred tax charge or Debt. It is the total of the Account Value allocated to each Sub-account and any Fixed Allocation plus any Account Value in the Loan Account. You may allocate Account Value to the variable investment options, which are each of the Sub-accounts of the Separate Account, or to Fixed Allocations. Any portion of the Account Value maintained in the Loan Account serves as collateral for outstanding Policy loans.

[11] How does American Skandia determine the Account Value in the variable investment options? On each Valuation Date, the Account Value in any variable investment option you utilize equals the number of Units you then maintain in that investment option multiplied by that investment option's then current Unit Price. When you allocate all or a portion of the Premium to an investment option or when you transfer Account Value into a variable investment option, Units are purchased using the then current Unit Price. When you take all or a portion of a distribution or benefit from a variable investment option or you transfer Account Value from a variable investment option, Units are sold at the then current Unit Price in order to fund that distribution, benefit or transfer.

[12] How does American Skandia determine the Account Value for Fixed Allocations? We credit a fixed rate of interest to Fixed Allocations. From time to time we declare interest rates applicable to new Fixed Allocations. If you make a Fixed Allocation, we credit the rate then in effect to that Fixed Allocation until the next Policy Anniversary. Once that Policy Anniversary is reached, we credit, for the next Policy Year, the then current rate applicable to new Fixed Allocations. This applies to all your Fixed Allocations then in effect. During each subsequent Policy Year, the rate we credit for that Policy Year is the one then in effect for new Fixed Allocations.

--------------------------------------------------------------------------------
The Policy offered pursuant to this Prospectus includes Fixed Allocations. These Fixed Allocations are not registered as a security with the Securities and Exchange Commission under either the Securities Act of 1933 or the Investment Company Act of 1940. The Fixed Allocations are not subject to these Acts. Information about the Fixed Allocations is included in this Prospectus to help with your understanding of the features of the Policy. The staff of the Securities and Exchange Commission has not reviewed this information. However, the information may be subject to certain generally applicable provisions of the Federal securities laws regarding accuracy and completeness. The assets supporting Fixed Allocations are held in American Skandia's general account.
--------------------------------------------------------------------------------

[13] How does American Skandia determine the interest rate for Fixed Allocations? We determine the interest rate applied to Fixed Allocations based on our assessment of the earnings we expect to achieve when investing to support these obligations, our costs, competition, profit targets and other factors. We have sole discretion to determine the rates. However, the interest rate will never be less than 3.0% per year, compounded yearly.

[14] How does American Skandia determine the Account Value in the Loan Account? The rate we credit to Account Value in the Loan Account depends on whether that Account Value is serving as collateral for "preferred loans" or for "standard loans," which are discussed below in response to the question "What are a `preferred loan' and a `standard loan'?" We credit interest at the rate of 6.0% per year, compounded yearly, to Account Value in the Loan Account serving as collateral for "preferred loans." We credit interest at the rate of 4.0% per year, compounded yearly, to Account Value in the Loan Account serving as collateral for "standard loans."

[15] What is the Cash Value? The Cash Value is the total Account Value less any contingent deferred sales charge, contingent deferred tax charge and Debt.

[16] Do I have to maintain a minimum Cash Value? The answer depends on whether there is any Debt. You do not have to maintain a minimum Cash Value if there is no Debt, except if you take a partial withdrawal. We will inform you if, on a Monthly Processing Date, your Cash Value equals or is less than zero. Such Monthly Processing Date will be the beginning of the grace period. At that time we will also inform you of the amount you can pay if you wish to reestablish any Cash Value. No payment is required. The Policy remains in force with the Death Benefit equal to the Guaranteed Minimum Death Benefit as of the beginning of the grace period.

If there is any Debt, there must always be enough Cash Value so that after we deduct any charges the Cash Value is more than zero. If the Cash Value would be zero or less after we deduct charges, we send you a notice giving you a 61-day "grace period" to send us a required amount. If this amount is not paid by the end of the grace period, the Policy ends without value.

                               CASH VALUE CREDITS

[17] What are Cash Value Credits, and how do I get them? Cash Value Credits are amounts we credit to your Account Value, where permitted by law. We provide these amounts if your total Cash Value on a Policy Anniversary equals or exceeds a Cash Value trigger. We determine if your Policy is eligible for a Cash Value Credit on each Policy Anniversary. Your Policy's eligibility for Cash Value Credits may change from year to year. Whether your Cash Value meets or exceeds the trigger depends on the investment performance of the investment options, partial withdrawals, Debt and whether you pay back any loans or loan interest.

[18] What is the Cash Value trigger? The Cash Value trigger is 200% of the Premium. That means that, even if your Account Value is greater than the Cash Value Trigger, you may not have reached the trigger amount, since the Cash Value may be less than the Account Value due to the contingent deferred sales charge, the contingent deferred tax charge and any Debt.

[19] How much is added to my Account Value? The Cash Value Credit, if any, added to your Account Value equals 0.25% of the Cash Value on the applicable Policy Anniversary. The following examples illustrate how this works:

(a) Assume that the Premium paid for a Policy is $100,000. Assume that on the 10th Policy Anniversary the Cash Value is $202,000. The Cash Value trigger is 200% of $100,000, which is $200,000. The amount to be added to the Account Value is 0.25% of $202,000, which is $505.

(b) For the same Policy, assume that the Cash Value on the 11th Policy Anniversary is $195,000, due to a combination of investment performance and a loan of $25,000 in the middle of the Policy Year. The Cash Value trigger for this Policy, as noted above, is $200,000. Therefore, no Cash Value Credit is provided on the 11th Policy Anniversary.

(c) For the same Policy, assume that the Cash Value on the 12th Policy Anniversary is $240,000, due to a combination of investment performance and repayment of the loan and loan interest. As noted above, the Cash Value trigger is $200,000. The amount to be added is 0.25% of $240,000, which is $600.

[20] Who pays for the Cash Value Credits, and how are they paid? We pay for any Cash Value Credits out of our general account. We allocate any Cash Value Credits due on the applicable Policy Anniversary to the variable investment options and Fixed Allocations in which you then maintain Account Value. We make the allocations pro-rata based on the Account Value in the variable investment options and any Fixed Allocations on the applicable Policy Anniversary. No allocation is made to the Loan Account.
Cash Value Credits cannot be used to repay Debt.

                                      COSTS

[21] What kinds of charges are there for this Policy? The Policy has four (4) different kinds of charges: (1) charges we assess daily against assets maintained in the Separate Account, which only apply to the Account Value you allocate to the variable investment options; (2) charges we deduct monthly from the Account Value and which are due in all Policy Years; (3) charges that we deduct monthly from the Account Value only for the first ten Policy Years; and
(4) "contingent" charges, which are those charges that you only pay in certain specified circumstances. There are also fees and expenses charged by the Portfolios.

[22] What are the charges assessed against the Separate Account and when are they paid? We assess a mortality and expense risk charge and an administration charge against the assets in the Separate Account. The mortality and expense risk charge is 0.90% per year. The mortality and expense risk we assume is that charges and fees under the Policy will be insufficient to meet our long-term costs and expenses in issuing, administering and paying claims based on our obligations under the Policy. The charge for the administrative expenses connected with operating the Separate Account is 0.25% per year. We assess these charges each Valuation Period against the daily value of each Sub-account. We reserve the right to assess the Separate Account for any taxes that may be attributed to it. Currently, no such charge for taxes is assessed.

[23] What monthly charge applies in all Policy Years? We deduct the cost of insurance charge. We take this charge from your Account Value, in advance, each Monthly Processing Day. The charge is a percentage of your then current Account Value.


[24] How much is the cost of insurance charge? The cost of insurance charge is not a constant dollar amount, in part because it is a percentage of your Account Value. The percentage of your Account Value that we charge differs depending on four factors: (1) whether we issue the Policy for only one Insured or for two;
(2) the Age(s) of the Insured(s) as of the Policy Date; (3) the gender of the Insured(s), where permitted; and (4) the tobacco usage class(es) of the Insured(s). We reserve the right to also have the percentage decrease based on the size of the Premium.


The actual charge is a monthly charge. The equivalent yearly cost of insurance charges as of the Policy Date are shown below for a Policy issued for one Insured. The charges will be different if we are required by law to charge the same amount for males and females. For purposes of this and the succeeding table, "Age" is as of the Policy Date.

                        ------------------ ------------------------- ----------------- -----------------
                             Gender          Tobacco Usage Class        Age 20-69         Age 70-90
                        ------------------ ------------------------- ----------------- -----------------
                        ------------------ ------------------------- ----------------- -----------------
                              Male              No Tobacco Use            0.55%             0.90%
                        ------------------ ------------------------- ----------------- -----------------
                        ------------------ ------------------------- ----------------- -----------------
                             Female             No Tobacco Use            0.40%             0.75%
                        ------------------ ------------------------- ----------------- -----------------
                        ------------------ ------------------------- ----------------- -----------------
                              Male               Tobacco User             0.90%             1.25%
                        ------------------ ------------------------- ----------------- -----------------
                        ------------------ ------------------------- ----------------- -----------------
                             Female              Tobacco User             0.75%             1.10%
                        ------------------ ------------------------- ----------------- -----------------


If the Policy is issued for two Insureds, the yearly percentages of the Account Value we deduct for the cost of insurance will depend on the tobacco usage classes of the Insureds. The following are examples of applicable charges as of the Policy Date. The charges will be different if we are required by law to charge the same amount for males and females.


      -------------------------- -------------------------- ------------------------- ------------------------ ------------
        Gender (1st Insured)        Tobacco Usage Class       Gender (2nd Insured)      Tobacco Usage Class      Charge
      -------------------------- -------------------------- ------------------------- ------------------------ ------------
      -------------------------- -------------------------- ------------------------- ------------------------ ------------
                Male                  No Tobacco Use                 Female               No Tobacco Use          0.25%
      -------------------------- -------------------------- ------------------------- ------------------------ ------------
      -------------------------- -------------------------- ------------------------- ------------------------ ------------
                Male                   Tobacco User                  Female                Tobacco User           0.35%
      -------------------------- -------------------------- ------------------------- ------------------------ ------------
      -------------------------- -------------------------- ------------------------- ------------------------ ------------
                Male                  No Tobacco Use                 Female                Tobacco User           0.30%
      -------------------------- -------------------------- ------------------------- ------------------------ ------------
      -------------------------- -------------------------- ------------------------- ------------------------ ------------
                Male                   Tobacco User                  Female               No Tobacco Use          0.30%
      -------------------------- -------------------------- ------------------------- ------------------------ ------------

[25] Is there a maximum cost of insurance charge? We monitor the cost of insurance charge so that it never exceeds a guaranteed maximum charge. We determine the guaranteed maximum as if we were charging you an increasing amount based on the Insured's attained Age and were assessing that charge on the difference between the Death Benefit and the Account Value. If the percentages we otherwise would charge would exceed the guaranteed maximum, we only charge the guaranteed maximum.


The guaranteed maximum cost of insurance charge depends on the tobacco usage class and risk class of the Insured(s). Also, if required by law, unisex charges will apply. We base the guaranteed maximum charges on the sex distinct 1980 Commissioners Standard Ordinary Ultimate Mortality Table, age last birthday unless unisex rates apply. See Appendix D for a table of the maximum cost of insurance charges for different age, gender and tobacco usage classes and a description of how the charges will differ if the Insured is placed in a substandard risk class.


[26] What monthly charges apply only for a specified number of Policy Years? We deduct the tax charge and the sales charge for a specified number of Policy Years.

[27] How much is the sales charge and when do I pay it? We deduct the sales charge during the first ten (10) Policy Years. It is a percentage of your Account Value and is the equivalent of 0.40% per year. We deduct this charge from your Account Value each Monthly Processing Day. The charge is a percentage of your then current Account Value. If you surrender your Policy or take a partial withdrawal, we may deduct a contingent deferred sales charge, as described below in response to the question "How much is the contingent deferred sales charge and when must I pay it?"

There are certain circumstances which may result in reduction or elimination of the sales charge. These are exactly the same circumstances that may result in reduction or elimination of the contingent deferred sales charge, as described below in response to the question "How much is the contingent deferred sales charge and when must I pay it?"

[28] How much is the tax charge and when do I pay it? We deduct the tax charge during the first ten (10) Policy Years. It is a percentage of your Account Value and is the equivalent of 0.25% per year. We deduct this charge from your Account Value each Monthly Processing Day. The charge is a percentage of your then current Account Value. If you surrender your Policy or take a partial withdrawal, we deduct a contingent deferred tax charge, as described below in response to the question "How much is the contingent deferred tax charge and when must I pay it?"

[29] What are the contingent charges? The contingent charges are: (1) the contingent deferred sales charge; (2) the contingent deferred tax charge; (3) the maintenance fee; and (4) the transfer fee.

[30] How much is the contingent deferred sales charge and when must I pay it? The contingent deferred sales charge is a percentage of the Premium that is charged if you surrender or withdraw any amount: (a) during the first nine (9) Policy Years; and (b) that, according to our rules, is a withdrawal of Premium, not a withdrawal of Growth. It may be assessed at the time of any partial withdrawal or surrender, unless the Policy qualifies for a medically-related waiver of these charges, as discussed in the section of this Prospectus entitled "Medically-Related Waiver." The percentages are as follows:

                                ------------------- ---------------- ---------------- ----------------
                                   Policy Year        Percentage       Policy Year      Percentage
                                ------------------- ---------------- ---------------- ----------------
                                ------------------- ---------------- ---------------- ----------------
                                        1                7.75%              6              5.00%
                                ------------------- ---------------- ---------------- ----------------
                                ------------------- ---------------- ---------------- ----------------
                                        2                7.50%              7              4.25%
                                ------------------- ---------------- ---------------- ----------------
                                ------------------- ---------------- ---------------- ----------------
                                        3                7.25%              8              3.50%
                                ------------------- ---------------- ---------------- ----------------
                                ------------------- ---------------- ---------------- ----------------
                                        4                6.50%              9              2.75%
                                ------------------- ---------------- ---------------- ----------------
                                ------------------- ---------------- ---------------- ----------------
                                        5                5.75%             10+             0.00%
                                ------------------- ---------------- ---------------- ----------------

From time to time, and to the extent permitted by law, we may reduce the amount of the sales charge and the contingent deferred sales charge, the period during which such charges apply, or both, when Policies are sold to persons or groups of persons in a manner that reduces sales expenses. We would consider such factors as: (a) the size and type of group; (b) the amount of Premiums; and/or
(c) other transactions where sales expenses are likely to be reduced.

No sales charge or contingent deferred sales charge is imposed when, as of the Policy Date, the Owner or the Insured of a Policy issued pursuant to this Prospectus is: (a) any parent company, affiliate or subsidiary of ours; (b) an officer, director, employee, retiree, sales representative, or in the case of an affiliated broker-dealer, registered representative of such company; (c) a director, officer or trustee of any underlying mutual fund; (d) a director, officer or employee of any investment manager, sub-advisor, transfer agent, custodian, auditing, legal or administrative services provider that is providing investment management, advisory, transfer agency, custodianship, auditing, legal and/or administrative services to an underlying mutual fund or any affiliate of such firm; (e) a director, officer, employee or registered representative of a broker-dealer or insurance agency that has a then current selling agreement with us and/or with American Skandia Marketing, Incorporated; (f) a director, officer, employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial, auditing, underwriting, claims, administrative, computer support, marketing, office or other services; (g) the then current spouse of any such person noted in (b) through (f) above; (h) the parents of such person noted in (b) through (g) above; (i) such person's child(ren) or other legal dependent under the age of 21; and (j) the siblings of any such persons noted in (b) through (h) above.

[31] How much is the contingent deferred tax charge, and when must I pay it? The contingent deferred tax charge is a percentage of the Premium that is charged if you surrender or withdraw any amount: (a) during the first nine (9) Policy Years; and (b) that, according to our rules, is a withdrawal of Premium, not a withdrawal of Growth. It is assessed at the time of any partial withdrawal or surrender, unless the Policy qualifies for a medically-related waiver of these charges, as discussed on the section of the Prospectus entitled "Medically-Related Waiver." The percentages are as follows:

                                ------------------- ---------------- ---------------- ----------------
                                   Policy Year        Percentage       Policy Year      Percentage
                                ------------------- ---------------- ---------------- ----------------
                                ------------------- ---------------- ---------------- ----------------
                                        1                2.25%              6              1.00%
                                ------------------- ---------------- ---------------- ----------------
                                ------------------- ---------------- ---------------- ----------------
                                        2                2.00%              7              0.75%
                                ------------------- ---------------- ---------------- ----------------
                                ------------------- ---------------- ---------------- ----------------
                                        3                1.75%              8              0.50%
                                ------------------- ---------------- ---------------- ----------------
                                ------------------- ---------------- ---------------- ----------------
                                        4                1.50%              9              0.25%
                                ------------------- ---------------- ---------------- ----------------
                                ------------------- ---------------- ---------------- ----------------
                                        5                1.25%             10+             0.00%
                                ------------------- ---------------- ---------------- ----------------

[32] How much is the maintenance fee and when must I pay it? The maintenance fee is $2.50 per month. We take the charge from your Account Value monthly in advance. However, we will waive the maintenance fee on any Monthly Processing Day if your Account Value is $75,000 or greater.

[33] How much is the transfer fee and when must I pay it? We charge $10.00 for every transfer after the 12th in each Policy Year. That includes transfers into a Fixed Allocation and any transfers from a Fixed Allocation unless the transfer occurs on a Policy Anniversary. It does not include transfers made as part of any dollar cost averaging program we offer. For this purpose, all transfers occurring during the same Valuation Period are considered one transfer. We assess the transfer fee at the time of any transfer which is subject to the fee.

[34] How are charges deducted from Account Value? We deduct charges from your investment options pro-rata based on the Account Value in each investment option. If you maintain Account Value in more than one Fixed Allocation in a Policy Year, any applicable charges will be deducted on a "last-in, first-out" basis, starting with the last Fixed Allocation that was made prior to the Monthly Processing Date the deduction is made. Upon surrender or withdrawal, we assess charges against the investment options pro-rata in the same ratio as Account Value is being withdrawn from such investment options.

[35] What charges do the Portfolios make? We do not assess any charges against the Portfolios. However, each Portfolio charges a total annual fee comprised of an investment management fee and operating expenses. Expenses for the Portfolios are provided in the "Variable Investment Options" section below. More detailed information about fees and charges can be found in the prospectuses for the Portfolios.

                                 BUYING A POLICY


[36] How do I buy a Policy? We have established certain underwriting standards to determine insurability. We require you to submit an Application to provide information that enables us to determine if our standards have been met. We may require additional information, including, but not limited to, some of the proposed Insured's medical records and may also require the proposed Insured to take certain medical tests. We evaluate this information to determine whether we can issue a Policy. When we evaluate whether to issue a Policy, we will also determine whether the proposed Insured is in the tobacco usage class and/or must be placed in a substandard risk class. If the proposed Insured meets our standards and we have received a Premium, we will issue a Policy. When issued, your Policy will indicate if the Insured is in the tobacco usage class and whether the Insured was placed in a substandard risk class in order to issue the Policy.If our standards are not met and we received a Premium, we will return an amount equal to the Premium to you. No interest will be paid.


Age Restrictions: The Insured may not be less than Age 20 or older than Age 90 on the Policy Date.


Tobacco Usage Class: The Insured's tobacco usage class is a factor used to determine the cost of insurance charge. The Insured's tobacco usage class is also used to determine the Net Single Premium Factor used to calculate the Face Amount and the Required Death Benefit under the Policy. If the Insured was included in the tobacco usage class on the Policy's Issue Date and subsequently ceases to be a tobacco user after the first Policy Year, the Insured may apply for a change in status.

Substandard Risk Class: If the Insured is placed in a substandard risk class, the Net Single Premium Factor used to determine the Face Amount and the Required Death Benefit under the Policy will be different than for an Insured in the preferred risk class. For Insureds in a substandard risk class, the change in the Net Single Premium Factors will generally result in a lower Face Amount and Required Death Benefit as compared to an Insured in the preferred risk class.
NOTE: Where allowed by law, Policies issued to Insured(s) in a substandard risk class may not be eligible for certain benefits under the Policy.


To the extent permitted by law, we reserve the right to apply differing standards of insurability to persons who may be part of a group or who may qualify, for some other reason, as part of a different class. Such classes may include, but are not limited to, persons seeking a Policy who are applying all or a portion of proceeds from an insurance or annuity contract, or proceeds of a redemption from another financial product, such as mutual funds. One of the criteria we may apply in such a situation is that such differing standards of insurability apply only after maintaining funds in such policy, contract, or financial product for a specified period of time.


[37] What is the Premium, and when do I pay it? The minimum Premium we generally accept is $10,000. We may accept less under certain circumstances. The maximum we accept without prior approval by our home office is $500,000. If you are seeking a specific Face Amount, the Premium will depend on the Insured's age, tobacco usage class, risk class and gender, where permitted. We will determine the Face Amount using the Premium as the Net Single Premium for the Insured's age, tobacco usage class, risk class and gender, where permitted. You may submit Premium with the Application if: (a) the Insured is not over age 80; and (b) the Insured meets certain medical underwriting criteria. If any portion of the Premium is to be received as part of a replacement of a life insurance, endowment or annuity policy then we must receive all our requirements In Writing for all such replacements as of the same date and any additional Premium amounts other than the proceeds of such replacement must be received by us at our Office at the same time as we receive such requirements In Writing. Replacements include tax-free exchanges subject to our acceptance. We will immediately return any Premium that should not have been submitted based on these criteria. If we would not accept Premium with the Application or you chose not to submit a Premium with the Application, we will notify you if and when we have accepted the Application and agreed, subject to submission of the Premium, to issue a Policy. We will not issue a Policy until we receive Premium at our Office. We will not accept Premium of which we were not informed at the time you submit the Application to us.


You may choose to use our funds transfer authorization procedures as part of buying a Policy. If you elect this procedure, you authorize us to redeem funds from one or more financial institutions with which you currently maintain funds and use those funds to pay Premium. You must do so In Writing using a form that authorizes us to obtain such funds only if and when we have determined that the Application meets our standards for issuing a Policy. If you use this procedure, you must provide us with all such authorizations simultaneously. If you wish to also pay any additional amounts, we must receive such Premium amounts at the same time we receive such authorizations.

The standards we apply in reviewing the Application may depend on factors such as the proposed Insured's age and the amount of Premium to be applied to the Policy. In certain cases, we may apply simplified standards. However, the Premium amount you state in the Application may be an estimate if you are planning: (a) to replace a life insurance, endowment or annuity policy; (b) to exchange a life insurance or endowment policy; or (c) to use our funds transfer authorization procedures. If we used simplified standards based on a Premium estimate but the actual amounts we receive to be applied as Premium exceed the limits for such standards, we reserve the right, to the extent permitted by law, to not issue a Policy and return such amounts directly to you or, on your behalf, to the financial institution from which the funds were obtained. We cannot guarantee such institution will accept the return of such amounts.

[38] Am I covered while my Application is being reviewed? We may issue you a temporary insurance agreement during the "underwriting period." The "underwriting period" is the period between the time you first apply for a Policy and the time we either issue the Policy or decide not to issue one. A temporary insurance agreement may be issued if: (a) the Application is completed in full; (b) the Insured answers "no" to certain questions on the Application (these are questions we use as indicators of whether we will issue temporary insurance); (c) the Insured is age 80 or younger; and (d) a Premium is submitted with the Application. If we issue a temporary insurance agreement and the Insured (both Insureds if there are two Insureds) dies during the underwriting period, the temporary insurance benefit will be payable if all the conditions of the temporary insurance agreement are satisfied. The underwriting period generally will not exceed 60 days. If the Insured(s) die(s) during the underwriting period and no temporary insurance agreement was in effect, no benefit is payable.

We will return any Premium submitted with the Application if we cannot complete underwriting within 60 days from the date the Application is signed. If you notify us promptly, we will continue the underwriting process and notify you if and when you meet our standards for issuing a Policy, at which time you may once again send us a Premium.

Temporary insurance ends 60 days after the Application is signed, even if the underwriting period exceeds 60 days. In certain jurisdictions, the underwriting period and the temporary insurance benefit is limited to 45 days.

[39] What is the temporary insurance benefit? If the Insured dies while temporary insurance is in effect, we pay the Beneficiary the lesser of the Face Amount that would be in effect on the Policy Date if a Policy had been issued or $250,000. This $250,000 maximum applies to all temporary insurance then in effect with us. Premium amounts in excess of this benefit are returned to you, without interest or earnings.

[40] How and when is my Premium invested? We invest the Premium on the Issue Date. You can request that we allocate the Premium using one or more variable investment options and/or a Fixed Allocation. However, we initially invest the portion of the Premium that you indicate to us that you want invested in variable investment options in the AST Money Market Sub-account, unless you submit a "return waiver" In Writing before the Issue Date, where permitted by law. A return waiver is an election by you to invest as soon as possible in the variable investment options of your choice. If you submit a "return waiver" and then decide to return your Policy during the "free-look" period, you may receive back less than the Premium. Generally, we transfer the Account Value in the AST Money Market Sub-account to the variable investment options you request as of the Valuation Date which is on or immediately after the 15th day after the date we issue a Policy. However, we will make the transfer as of a later date if your "free-look" period is longer than 10 days to meet state law requirements.

[41] What happens if I change my mind about buying a Policy? You have a "free-look" period during which you can change your mind about buying a Policy. The free-look period is never less than 10 days from the date you receive your Policy. It may be longer depending on the applicable state law and the circumstances of your purchase. If you return your Policy to us within the free-look period, we generally will return the greater of (1) or (2) where (1) is the Premium paid; and (2) is your Account Value plus any charges deducted from your Account Value. However, if you have submitted a "return waiver," we will return only your Account Value plus any charges deducted from your Account Value. This may be more or less than Premium paid.

                           VARIABLE INVESTMENT OPTIONS

[42] What are the investment objectives and policies of the variable investment options? What charges are made by the Portfolios in which these options invest? Each variable investment option is a Sub-account of the Separate Account. Each Sub-account invests exclusively in an underlying mutual fund or one portfolio of an underlying mutual fund. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds. You should carefully read the prospectuses for any Portfolio in which you are interested. To assist you in determining which Portfolios may be of interest to you, we have provided below a list of the Portfolios, their investment objectives (in italics) and a short, summary description of their key policies. Next to each Portfolio's investment objective and policies is the investment management fee, other expenses, and the total annual expense for such Portfolio. The total annual expense is the sum of the investment management fee and other expenses. Each figure is stated as a percentage of the Portfolio's average daily net assets. Except as noted, all expenses shown are after any applicable reimbursement or waiver of fees. These percentages are fees for the calendar year that ended December 31, 1998. Those Portfolios below that are marked with an asterisk (*) have not been in operation for a full year. Therefore, the expenses shown are estimated and annualized. The underlying mutual fund portfolio information was provided by the underlying mutual funds and has not been independently verified by the Company.



--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
                                                                                                      Invest-    Other      Total
                                              INVESTMENT OBJECTIVES/POLICIES                          Ment      Expenses     Net
                                                                                                      Manage-               Annual
                                                                                                      ment                 Expenses
                                                                                                      Fee
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
                    AST Money Market: seeks to maximize current income and maintain high levels of
     CAPITAL        liquidity.  The Portfolio attempts to accomplish its objective by maintaining a
  PRESERVATION      dollar-weighted average maturity of not more than 90 days and by investing in        0.50%    0.16%    0.60%(1)
                    securities which have effective maturities of not more than 397 days.
                    ---------------------------------------------------------------------------------- --------- --------- --------
------------------- ----------------------------------------------------------------------------------
                    AST PIMCO Limited Maturity Bond: seeks to maximize total return,  consistent with
 SHORT-TERM BOND    preservation  of capital and prudent  investment  management.  The Portfolio will
                    invest  in  a  diversified  portfolio  of  fixed-income   securities  of  varying
                    maturities.  The average portfolio duration of the Portfolio  generally will vary    0.65%      0.21%    0.86%
                    within  a  one-  to  three-year  time  frame  based  on  the
                    Sub-advisor's forecast for interest rates.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
    LONG-TERM       AST PIMCO Total  Return Bond:  seeks to maximize  total  return  consistent  with
       BOND         preservation  of capital and prudent  investment  management.  The Portfolio will
                    invest  in  a  diversified  portfolio  of  fixed-income   securities  of  varying    0.65%     0.18%    0.83%
                    maturities.  The average portfolio duration of the Portfolio  generally will vary within  a  three-  to  six-year  time  frame  based  on  the
                    Sub-advisor's forecast for interest rates.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
                    AST Federated High Yield:  seeks high current income by investing  primarily in a diversified  portfolio of fixed income  securities.  The Portfolio will invest at least 65% of its assets in lower-rated  corporate fixed income  securities ("junk
 HIGH YIELD BOND    bonds"). These fixed income securities may include preferred stocks,  convertible
                    securities,  bonds, debentures, notes, equipment lease certificates and equipment    0.75%     0.20%    0.95%
                    trust  certificates.  A fund that invests  primarily in lower-rated  fixed income securities  will be subject to greater  risk and share price  fluctuation  than a typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or greater  than many equity funds.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
                    AST T. Rowe Price  International  Bond:  seeks to provide high current income and capital growth by investing in high-quality,  non  dollar-denominated  government and corporate  bonds  outside the United  States.  The  Portfolio  will invest at least 65% of its assets in high-quality,  non-U.S.  dollar denominated government
  INTERNATIONAL     and  corporate  bonds  outside  the  United  States.  The  Sub-advisor  bases its
       BOND         investment  decisions on fundamental market factors,  currency trends, and credit
                    quality.  The Portfolio  generally  invests in countries where the combination of    0.80%     0.31%     1.11%
                    fixed-income  returns and currency  exchange  rates  appears attractive, or, if the currency trend is unfavorable,  where the  Sub-advisor  believes  that  the currency  risk can be minimized through hedging. The Portfolio may also invest up to 20% of its assets in below  investment-grade, high-risk bonds ("junk  bonds"), including  bonds in default or those with the lowest rating.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------


--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
                                                                                                      Invest-    Other      Total
                                              INVESTMENT OBJECTIVES/POLICIES                          Ment      Expenses     Net
                                                                                                      Manage-               Annual
                                                                                                      ment                 Expenses
                                                                                                      Fee
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
                    AST T. Rowe Price  Asset  Allocation:  seeks a high  level  of total return  by
                    investing  primarily in a diversified portfolio of fixed  income   and   equity
                    securities.   The Portfolio  normally  invests approximately  60% of its total
ASSET ALLOCATION    assets  in equity  securities and  40% in fixed income securities. The               0.85%      0.24%     1.09%
                    Sub-advisor  concentrates  common  stock  investments in  larger,   more
                    established  companies, but the Portfolio  may include small and medium-sized
                    companies with good growth  prospects.   The fixed income  portion of  the
                    Portfolio will be  allocated  among investment  grade  securities,  high yield or "junk"  bonds, foreign high quality debt securities and cash reserves.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current income. The Sub-advisor intends to maintain  approximately 60% of the Portfolio's assets in equity  securities  and the  remainder  in bonds and other fixed income
  BALANCED          securities.  Both the  Portfolio's  equity  and  fixed  income  investments  will    0.85%     0.28%      1.13%
                    fluctuate  in value.  The  equity  securities  will  fluctuate  depending  on the performance  of the  companies  that issued  them,  general  market and  economic conditions,  and  investor  confidence.  The  fixed  income  investments  will be affected  primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
                    AST AIM Balanced: seeks to provide a well-diversified portfolio of stocks and bonds that will produce both capital growth and current income.  The Portfolio
  BALANCED          attempts to meet its objective by investing, normally, a minimum of 30% and a
                    maximum of 70% of its total assets in equity securities and a minimum of 30% and    0.74%    0.26%    1.00%(2)
                    a maximum of 70% of its total assets in non-convertible debt securities.  The
                    Sub-Advisor  will primarily  purchase equity  securities for growth of capital and debt securities for income purposes.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
                    AST Cohen & Steers Realty: seeks to maximize total return through investment in
                    real estate securities.  The Portfolio  pursues its   investment objective   by
   REAL ESTATE      seeking, with approximately equal emphasis, capital growth and current income.
      (REIT)        Under normal circumstances, the Portfolio will invest substantially all of its
                    assets in the equity securities of real estate companies, i.e., a company that       1.00%      0.30%     1.30%
                    derives at  least 50% of  its revenues  from  the ownership,   construction,
                    financing, management or sale of real estate or that has at least 50% of its assets in real estate. Real estate companies may include real estate investment trusts or REITs.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
                    AST INVESCO  Equity  Income:  seeks high  current  income while  following  sound investment practices.  Capital growth potential is an additional,  but secondary,
  EQUITY INCOME     consideration  in the selection of portfolio  securities.  The Portfolio seeks to
                    achieve its objective by investing in  securities  that will provide a relatively    0.75%      0.18%     0.93%
                    high  yield and  stable  return  and that,  over a  period of years, may also
                    provide capital appreciation.   The Portfolio normally   will  invest  at  least
                    65%  of  its  assets  in dividend-paying   common  stocks  of  domestic  and
                    foreign issuers.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------
                    AST Bankers Trust Enhanced 500: seeks  to  outperform the   Standard & Poor's 500
                    Composite Stock Price Index (the "S&P 500(R)") through stock selection resulting
  ENHANCED INDEX    in different weightings of common stocks relative to the index.   The Portfolio
                    will invest in the common stocks of companies included in the S&P 500(R).   The      0.60%      0.26   0.80%(3)
                    majority of the issues held by the Portfolio will have neutral weightings  to the
                    S&P  500, but approximately 100 will  be over- or  under-weighted relative to the index.
------------------- ---------------------------------------------------------------------------------- ---------- --------- -------




--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
                                                                                                      Invest-    Other      Total
                                              INVESTMENT OBJECTIVES/POLICIES                          Ment      Expenses     Net
                                                                                                      Manage-               Annual
                                                                                                      ment                 Expenses
                                                                                                      Fee
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
                 AST American Century Income & Growth: seeks capital growth with current income
   GROWTH        as a secondary objective.  The Portfolio invests primarily in common stocks that
     &           offer potential for capital growth, and may,  consistent with  its investment
   INCOME        objectives, invest in stocks that offer potential for current income.  The              0.75%    0.25%    1.00%(4)
                 Sub-adviser utilizes a quantitative management technique with a goal of building an equity  portfolio that provides  better returns than the S&P 500
                 Index  without taking  on  significant  additional  risk  and  while attempting to create a dividend yield that will be greater than the
                 S&P 500 Index.

--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
                 AST Lord Abbett Growth and Income:  seeks long-term growth of capital  and
   GROWTH        income  while  attempting  to avoid  excessive fluctuations  in market value.
     &           The Portfolio  normally will invest in common  stocks (and  securities
   INCOME        convertible into common stocks).  The Sub-advisor  will take a value-oriented          0.75%    0.16%    0.91%
                 approach, in that it will try to keep the Portfolio's assets invested in securities that are selling at reasonable prices in relation to their value.
                 The stocks that the Portfolio will normally invest in are those of seasoned companies that are expected to show above-average growth and that the
                 Sub-advisor believes are in sound financial condition.
--------------- --------------------------------------------------------------------------------
--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
                 AST T. Rowe Price Natural Resources: seeks long-term capital growth primarily through the common stocks of companies that own or develop natural resources
NATURAL          (such as energy  products,  precious  metals,  and forest products) and other
RESOURCES        basic commodities.  The Portfolio normally invests primarily (at least 65% of           0.90%     0.26%    1.16%
                 its total assets) in the common stocks of natural resource companies whose earnings and tangible assets could benefit from accelerating inflation.  The
                 Portfolio looks for companies that have the ability to expand production, to maintain superior exploration programs and production facilities, and the potential to accumulate new resources.
--------------- --------------------------------------------------------------------------------   ------------ --------- ---------



--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
                                                                                                      Invest-    Other      Total
                                              INVESTMENT OBJECTIVES/POLICIES                          Ment      Expenses     Net
                                                                                                      Manage-               Annual
                                                                                                      ment                 Expenses
                                                                                                      Fee
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
                    AST  JanCap  Growth:  seeks growth of capital  in a manner consistent with the preservation of capital.  Realization of income is not a significant
GROWTH              investment consideration and any income realized on the Portfolio's investments,  therefore, will be incidental to the Portfolio's objective.
                    The Portfolio  will pursue its objective by investing  primarily in common         0.90%     0.14%     1.02%(5)
                    stocks of companies that the Sub-advisor believes are experiencing favorable demand for their products and services, and which operate in a favorable competitive and regulatory environment.  The Sub-advisor generally takes a
                    "bottom up" approach to choosing investments for the Portfolio.  In other words, the Sub-advisor seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST Marsico Capital Growth: seeks capital growth.  Income realization is not an investment objective and any income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The
  GROWTH            Portfolio will pursue its objective by investing primarily in common stocks
                    of larger, more established companies.  In selecting investments for the           0.90%     0.21%     1.11%
                    Portfolio, the Sub-advisor uses an approach that combines "top down"
                    economic analysis with "bottom up" stock selection.  The "top down" approach identifies sectors, industries and companies that should benefit from the trends the Sub-advisor has observed.  The Sub-advisor then looks for individual companies with earnings growth potential that may not be recognized by the market at large. This is called "bottom up" stock selection.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    -----------------------------------------------------------------------------
                    AST  Neuberger  Berman  Mid-Cap  Growth:  seeks  capital growth.  The
                    Portfolio primarily  invests in the common stocks of mid-cap  companies,
GROWTH              i.e.,  companies with equity market  capitalizations  from $300 million
                    to $10 billion at the time of  investment.  The  Portfolio  is  normally           0.90%     0.17%     1.07%(6)
                    managed  using  a  growth-oriented investment  approach. The Sub-advisor looks for fast-growing  companies that are in new or rapidly evolving industries.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST  Neuberger  Berman  Mid-Cap  Value:   seeks  capital growth.  The
                    Portfolio primarily  invests  in  the common  stocks  of  mid-cap  companies.
                    Under  the Portfolio's   value-oriented  investment  approach,  the
                    Sub-advisor  looks  for  well-managed  companies  whose stock prices are
  GROWTH            undervalued and that may rise in  price before other  investors realize            0.90%     0.15%     1.05%(7)
                    their worth.  Factors that the Sub-advisor may use to identify these companies include strong fundamentals,  including a low
                    price-to-earnings  ratio,  consistent cash flow, and a sound track record through all phases of the market cycle.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST Oppenheimer  Large-Cap Growth: seeks capital growth. The Portfolio seeks its investment  objective  by emphasizing  investment  in  common  stocks issued by established  large-capitalization  "growth companies" that, in the opinion of the Sub-advisor,  have above  average  earnings  prospects
 GROWTH             but are  selling at below normal prices.  At least 65% of the Portfolio's          0.90%     0.22%     1.12%(8)
                    assets normally will be invested in companies that have market capitalizations  greater than $3 billion,  and the Portfolio will normally maintain a median market capitalization greater than $5 billion.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    The Alger American Fund - Growth: seeks long-term capital appreciation.
                    Except during temporary defensive periods, the Portfolio invests at least
GROWTH              65% of its total assets in equity securities of companies that, at                 0.75%     0.04%     0.79%
                    the time of purchase, total market capitalization of $1 billion or greater.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------



--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
AGGRESSIVE          The Alger American Fund - MidCap Growth: seeks long-term capital appreciation.
GROWTH              Except during temporary defensive periods, the Portfolio invests at least
                    65% of its total assets in equity securities of companies that, at the time        0.80%     0.04%     0.84%
                    of purchase of the securities,  have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly.
--------------- --------------------------------------------------------------------------------   ------------ --------- --------
--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
                                                                                                      Invest-    Other      Total
                                              INVESTMENT OBJECTIVES/POLICIES                          Ment      Expenses     Net
                                                                                                      Manage-               Annual
                                                                                                      ment                 Expenses
                                                                                                      Fee
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
---------------    ------------------------------------------------------------------------------  ------------ --------- ---------
                    AST Janus Small-Cap Growth: seeks capital growth. The Portfolio pursues its objective by  normally  investing at least 65% of its total  assets in the
   SMALL            common  stocks of  small-sized companies, i.e., those  that  have  market
CAPITALIZATION      capitalizations of  less than  $1.5 billion or annual gross revenues of less         0.90%     0.22%   1.12%(9)
                    than $500 million.  As a  Portfolio that invests primarily in smaller or newer issuers, the Portfolio may be subject to greater risk of loss and share price fluctuation than funds investing primarily in larger or more established issuers.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST  Kemper  Small-Cap  Growth:   seeks  maximum  growth  of  investors'
                    capital  from a  portfolio  primarily  of growth stocks of smaller companies.
                    At least 65% of the Portfolio's total  assets  normally  will  be invested in
     SMALL          the  equity securities of smaller companies, i.e., those having a market
CAPITALIZATION      capitalization of $1.5 billion or less at the time of investment, many of
                    which would be in the early stages of their life cycle.  The Portfolio seeks         0.95%     0.60%   1.35%(10)
                    attractive areas for investment that arise from factors such as technological advances,  new marketing methods, and changes in the economy and  population.
                    Because  of the  Portfolio's  focus on the stocks  of  smaller  growth companies,  investment  in  the  Portfolio  may involve  substantially greater  than average share price fluctuation and investment risk.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST Lord  Abbett  Small  Cap Value: seeks  long-term  capital  growth.  The
                    Portfolio   will  seek its  objective  through  investments  primarily in equity securities that are believed to be  undervalued in  the  marketplace.
                    The Portfolio primarily seeks companies that are small-sized, based on the
      SMALL         value of their outstanding stock. Specifically, under normal circumstances,          0.95%     0.36%     1.31%
 CAPITALIZATION     at least 65% of the Portfolio's total assets will be invested in common stocks issued by smaller, less well-known companies(with market capitalizations of less than $1 billion) selected on the basis of fundamental investment analysis. The small capitalization companies in which the Portfolio primarily invests may offer significant appreciation potential. However, smaller companies may carry more risk than larger companies.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST T. Rowe Price Small Company Value: seeks to provide long-term capital growth  by investing primarily in small-capitalization stocks that appear to be undervalued.  The Portfolio will normally invest at least 65% of its
                    total assets in stocks and equity-related securities of small companies ($1           0.90%     0.21%     1.11%
    SMALL           billion or less in market capitalization).  Reflecting a value approach to
CAPITALIZATION      investing, the Portfolio will seek the stocks of companies whose current stock current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow or business franchises.Investing in small companies involves greater risk of loss than is customarily associated with more established companies.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------





--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
                                                                                                    Invest-     Other      Total
      STYLE/                                 INVESTMENT OBJECTIVES/POLICIES                          Ment      Expenses     Net
       TYPE                                                                                         Manage-                Annual
                                                                                                     ment                  Expenses
                                                                                                     Fee
--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
--------------- --------------------------------------------------------------------------------   ------------ --------- ---------
                    AST American  Century  International  Growth:  seeks capital growth.  The
                    Portfolio  will seek to achieve  its  investment objective by investing primarily  in equity  securities  of international  companies that the
                    Sub-advisor believes will increase in value over time.  Under normal
  INTERNATIONAL     conditions,  the Portfolio  will   invest at least 65% of its assets in
    EQUITY          equity securities of issuers from at least three countries outside of
                    the  United  States.   The  Sub-advisor  uses  a  growth investment               1.00%        0.65%       1.65%
                    strategy it  developed  that looks for companies  with  earnings and revenue  growth.  The Sub-advisor  will  consider  a number of other
                    factors in    making  investment  selections,  including the  prospects
                    for relative  economic growth among countries or regions, economic and political  conditions,  expected inflation rates, currency exchange fluctuations and tax considerations.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST Founders Passport: seeks capital growth. The Portfolio normally invests primarily in securities issued by foreign companies that have market capitalizations or annual revenues of $1 billion or less.  These securities
INTERNATIONAL       may represent companies in both established and emerging economies throughout
   EQUITY           the world.  At least 65% of the Portfolio's total assets normally will be          1.00%    0.30%       1.30%
                    invested  in  foreign securities representing a minimum of three  countries.
                    Foreign securities are generally considered to involve more risk than those of U.S. companies, and securities of smaller companies are generally considered to be riskier than those of larger companies.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST Janus Overseas Growth: seeks long-term growth of  capital.  The Portfolio pursues its objective primarily through investments in common stocks of issuers
INTERNATIONAL       from atleast five different countries, excluding the United States. Securities
   EQUITY           are generally selected without regard to any  defined allocation  among             1.00%    0.27%       1.27%
                    countries, geographic regions or industry sectors, or other similar selection procedure.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST AIM  International  Equity:  seeks capital  growth.  The Portfolio seeks to  meet  its objective  by  investing,  normally,  at least 70% of its assets in  marketable  equity securities  of  foreign  companies  that  are
INTERNATIONAL       listed  on  a recognized foreign securities exchange or traded in a                0.87%    0.26%     1.13%(11)
   EQUITY           foreign over-the-counter market.  The  Portfolio  will normally  invest in a diversified  portfolio that includes companies from at least four countries outside the United States,  emphasizing  counties of Western Europe and the
                    Pacific Basin.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    AST T. Rowe Price International Equity: seeks total return from long-term growth of capital and income, principally  through investments in common stocks of established,  non-U.S. companies. Investments may be made solely for capital appreciation or solely for income or any combination ofboth for
INTERNATIONAL       the purpose of achieving a higher overall return. The Sub-advisor expects to       1.00%    0.25%       1.25%
  EQUITY            invest   substantially all of the Portfolio's assets (with a minimum of 65%)
                    in established  foreign companies. Geographic diversification will  be  wide, including both  developed  and  developing countries, and  there will normally be  at  least  three different countries represented in the Portfolio.
---------------     ----------------------------------------------------------------------------   ------------ --------- --------
                    ----------------------------------------------------------------------------
                    Montgomery Variable Series - Emerging Markets: seeks capital appreciation, which under normal conditions it seeks by investing at least 65% of its
                    total assets in  equity securities of companies in countries having emerging       1.25%    0.56%       .75(12)
EMERGING MARKETS    markets.  Under normal conditions, investments are maintained in at least six emerging market countries  at all times and no more than 35% of total assets are invested in any one emerging market country.
---------------     ----------------------------------------------------------------------------   ------------ --------- ---------


1 The Total Net Annual Expenses reflect Fee Waivers and Expense Reimbursement of 0.06%.
2 Prior to May 3, 1999, the Investment Manager had engaged Putnam Investment Management, Inc. as Sub-Advisor for the Portfolio (formerly the AST Putnam Balanced portfolio).
3 The Total Net Annual Expenses reflect Fee Waivers and Expense Reimbursement of 0.06%.

4 Prior to May 3, 1999, the Investment Manager had engaged Putnam Investment Management, Inc. as Sub-Advisor for the Portfolio (formerly the AST Putnam Value Growth & Income portfolio).

5 The Total Net Annual Expenses reflect Fee Waivers and Expense Reimbursement of 0.02%.
6 Prior to May 1, 1998, the Investment Manager had engaged Berger Associates, Inc. as Sub-advisor for the Portfolio (formerly, the Berger Capital Growth portfolio), for a total Investment Management fee payable at the annual rate of .75% of the average daily nets assets of the Portfolio. As of May 1, 1998, the Investment Manager engaged Neuberger Berman Management Incorporated as Sub-advisor for the Portfolio, for a total Investment Management fee payable at the annual rate of 0.90% of the first $1 billion of the average daily net assets of the Portfolio plus .85% of the Portfolio's average daily net assets in excess of $1 billion. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
7 Prior to May 1, 1998, the Investment Manager had engaged Federated Investment Counseling as Sub-advisor for the Portfolio (formerly, the Federated Utility Income portfolio), for a total Investment Management fee payable at the annual rate of .75% of the first $50 million of the average daily net assets of the Portfolio, plus .60% of the Portfolio's average daily net assets in excess of $50 million. As of May 1, 1998, the Investment Manager engaged Neuberger Berman Management Incorporated as
     Sub-advisor for the Portfolio, for a total Investment Management fee payable at the annual rate of 0.90% of the first $1 billion of the average daily net assets of the Portfolio plus .85% of the Portfolio's average daily net assets in excess of $1 billion. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
8 Prior to January 1, 1999, the Investment Manager had engaged Robertson, Stephens & Company Investment Management, L.P. as Sub-advisor for the Portfolio (formerly the Robertson Stephens Value + Growth portfolio), and the total Investment Management fee was at the annual rate of 1.00% of the average daily net assets of the Portfolio. As of January 1, 1998, the Investment Manager engaged OppenheimerFunds, Inc. as Sub-advisor for the Portfolio, and the Investment Management fee is payable at the annual rate of 0.90% of the first $1 billion of the average daily net assets of the Portfolio, plus .85% of the Portfolio's average daily net assets in excess of $1 billion. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
9 Prior to January 1, 1999, the Investment Manager had engaged Founders Asset Management, LLC as Sub-Advisor for the Portfolio (formerly the Founders Capital Appreciation portfolios).
10 This portfolio commenced operations in January 1999. The Total Net Annual Expenses reflect Fee Waivers and Expense Reimbursement of 0.20%.
11 Prior to May 3, 1999, the Investment Manager had engaged Putnam Investment Management, Inc. as Sub-Advisor for the Portfolio (formerly the AST Putnam International Equity portfolio).
12 The Total Net Annual Expenses reflect Fee Waivers and Expense Reimbursement of 0.06%.


                        TRANSFERS AND ALLOCATION SERVICES

[43] May I transfer Account Value between investment options? You may transfer Account Value between investment options, but there are limits, as well as potential charges, which are discussed above in the question "How much is the transfer fee, and when must I pay it?" We permit the agent of record to make transfers on your behalf unless you give us other instructions.

[44] Are there any limits on transfers? No transfers are permitted when the Policy is in its "grace period." In order to maintain Account Value in an investment option after transferring a portion of your Account Value out of that investment option, we reserve the right to require that there be at least $500.00 in such investment option after the transfer. If, as a result of the transfer, there would be less than $500.00 in an investment option, we reserve the right to transfer the remaining Account Value pro rata to the investment option(s) that you were transferring to. We retain the right to impose a limit of not more than 12 transfers per Policy Year, including transfers involving Fixed Allocations. Unless such a limit is in effect, there is no limit on the number of transfers that only involve variable investment options, or the number of transfers from variable investment options to make Fixed Allocations. However, we do limit each transfer from Fixed Allocations that are to be effective on any day other than a Policy Anniversary to the greater of 25% of the Account Value in your Fixed Allocations or $1,000. If you make such a transfer from your Fixed Allocations, you cannot make another such transfer until either 90 days has passed or the next Policy Anniversary occurs. We also retain the right to refuse or limit transfers, either for one Owner or a group of Owners, if we believe there may be adverse consequences for other Owners.

[45] What are `allocation services'? Allocation services are programs that automatically transfer Account Value between investment options. We may waive or reduce the minimum amounts required for transfers noted above when your Policy is participating in certain allocation programs, including, but not limited to, static rebalancing programs. However, any limitations on transfers from Fixed Allocations also apply if any allocation services are being utilized.

[46] What allocation services does American Skandia provide? We support dollar cost averaging and static rebalancing. Dollar cost averaging allows you to systematically transfer an amount periodically from one investment option to one or more other investment options. With static rebalancing, you choose allocation percentages for the Sub-accounts into which you allocate Account Value. However, over time the performance of the variable investment options will differ, causing your percentage allocations to shift. Periodically, we will "rebalance" your allocations by transferring the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request.

                                      LOANS

[47] When can I take a loan? We offer loans using Account Value as collateral. We do not make loans available during the first Policy Year. Starting after the first Policy Year, we allow one loan each Policy Year. The Insured must be alive when you take a loan (if there are two Insureds, at least one must be alive when a loan is taken). Subject to our rules, on the Issue Date, we will establish a loan equal to the outstanding indebtedness on previous life insurance exchanged for a Policy.

[48] Is this type of loan tax-free? A loan from this Policy is treated for income tax purposes as a distribution, similar to a partial withdrawal, in that:
(a) amounts are deemed to come first from any gain in the Policy; (b) distributions of gain are subject to income tax as ordinary income; and (c) if the distribution occurs before the taxpayer's age 59 1/2, there may be an additional 10% tax on any gain distributed.

[49] How much is available for a loan? The maximum amount available as a loan is equal to 90% of your current Account Value, minus any applicable contingent deferred sales charge and contingent deferred tax charge. The minimum amount you may borrow is $500.

[50] What happens to the Account Value if I take a loan? When you take a loan, we transfer Account Value equal to the amount of the loan into the Loan Account. Account Value in the Loan Account is maintained in our general account. Unless you give us different instructions, we move Account Value from the variable investment options and the Fixed Allocations in the same proportion as your Account Value in the investment options on the Valuation Date we move such Account Value.

The impact of a loan on your Account Value may be positive or negative. At the time a loan is taken, there is no impact. However, if the interest rate credited to Account Value in the Loan Account is greater than what would be earned in the investment options, the loan will have a positive impact on your Account Value and on the Required Death Benefit. If the interest rate credited to Account Value in the Loan Account is less than what would be earned in the investment options, the loan will have a negative impact on your Account Value and on the Required Death Benefit.

[51] What is the interest rate charged on any loan? You owe us interest on any loan at the rate of 6.0% per year, compounded yearly, in arrears. Each Policy Anniversary that the loan is not repaid, we add an amount equal to any unpaid interest to your Debt.

[52] Does Account Value in the Loan Account earn interest? We credit interest to Account Value in the Loan Account. The amount we credit depends on whether the loan is a "preferred" or "standard" loan, which are described below. The rates we credit are as follows:

     Preferred Loans: we currently credit interest at the rate of 6.0% per year, compounded yearly, to the Account Value maintained in the Loan Account that serves as collateral for a "preferred loan."
     Standard Loans: we currently credit interest at the rate of 4.0% per year, compounded yearly, to the Account Value maintained in the Loan Account that serves as collateral for a "standard loan."

[53] What are a "preferred loan" and a "standard loan"? We determine what portion of a loan is a "preferred loan" and what portion is a "standard loan" at the time you take the loan. Whether a loan is "preferred" or "standard" depends on the source of the collateral to support the loan. We consider the Account Value moved to the Loan Account to come first from Growth. The portion of any outstanding loans supported by Account Value drawn from Growth is treated as a preferred loan. The portion of any outstanding loans supported by Account Value drawn from other than Growth is treated as a standard loan. A loan retains its character as "preferred" or "standard" until repaid.

[54] Once a loan is taken, does American Skandia ever require more `collateral' in the Loan Account? The Loan Account acts as collateral for any loans from us. We monitor the Debt and the Account Value in the Loan Account to assure that they are equal to each other. Therefore, on each Policy Anniversary we equalize the Debt and the Account Value in the Loan Account. If the Debt is larger due to outstanding loan interest, we transfer Account Value equal to the difference pro-rata from the investment options and add it to the Loan Account.

We also match up the Debt and the Loan Account when you repay any portion of the Debt. If the Account Value in the Loan Account then exceeds the Debt, we transfer the excess pro-rata to the investment options which you are utilizing at that time. Any amount then allocated to the fixed option will be treated as a separate Fixed Allocation.

[55] When must I repay the loan? You are not required to repay the loan while the Insured is alive, except when an amount is due to keep the Policy in force or upon reinstatement.

[56] What happens at the Insured's death if I have not repaid the loan? If there is any outstanding Debt when Death Proceeds are due, we subtract the Debt from the Death Benefit as part of the calculation of the Death Proceeds.

[57] What happens if I repay any portion of the loan? The amount of Debt is reduced by the amount of any loan repayment. Any standard loan is repaid before any preferred loan. Loan repayments reduce the amount of principal and loan interest proportionately based on the ratio between principal and loan interest as of the Valuation Date the loan repayment is applied. We allocate any loan repayment to the variable investment and fixed options pro-rata based on the Account Value in each investment option as of the Valuation Period we receive your loan repayment. Any amount then allocated to the fixed option will be treated as a separate Fixed Allocation.

                               PARTIAL WITHDRAWALS

[58] When can I make a partial withdrawal? We allow partial withdrawals while the Insured is alive, except that, where permitted by law, you may not take a partial withdrawal until after the end of the "free-look" period.

[59] How much is available as a partial withdrawal? The maximum partial withdrawal available at any time equals the then current maximum amount we would permit as a loan under your Policy. This amount is equal to 90% of your current Account Value less any applicable contingent deferred sales charge and contingent deferred tax charge. The minimum amount of a partial withdrawal is $500.00.

[60] What happens to the Account Value if I take a partial withdrawal? When you take a partial withdrawal, we reduce your Account Value by an amount equal to the amount of the partial withdrawal. Unless you give us different instructions, we take Account Value from the variable investment options and the Fixed Allocations in the same proportion as your Account Value in the investment options on the Valuation Date we take such Account Value. If you have multiple Fixed Allocations, amounts are taken on a "last in, first out" basis. Any Account Value in the Loan Account is not available for a partial withdrawal.

[61] Is there a charge for a partial withdrawal? We charge any applicable contingent deferred sales charge and contingent deferred tax charge on the portion of any partial withdrawal that is not treated as a "free withdrawal" or for which we waive such charges under the medically-related waiver provision. We take these charges pro-rata from the investment options from which we take the Account Value as a result of the partial withdrawal.

[62] What amount can I take as a free withdrawal? In any Policy Year the maximum amount you can take as a free withdrawal is the greater of Growth or 10% of the Premium. The following examples may help show what this means. For each example, assume that the Premium was $50,000.

         (a) For this example assume the Account Value as of the Valuation Day we process your partial withdrawal is $60,000. You request a partial withdrawal of $25,000. Assume also that you have not requested any other partial withdrawals during this Policy Year. The free withdrawal amount is the greater of Growth, which is the current Account Value ($60,000) less the Premium ($50,000), or $10,000, and 10% of the Premium, which is $5,000. Therefore, we treat $10,000 as the free withdrawal portion of this partial withdrawal. Assuming that this partial withdrawal request occurs during the "surrender charge period," and there is no subsequent Growth in that Policy Year, we would assess the then applicable contingent deferred sales charge and contingent deferred tax charge on $15,000, which is the portion of the partial withdrawal that exceeds the free withdrawal amount. The contingent deferred sales charge and contingent deferred tax charge would apply to the full amount of any subsequent partial withdrawal you request during the same Policy Year that was not eligible for a medically-related waiver.

         (b) For this example assume the Account Value as of the Valuation Day we process your partial withdrawal request for the "maximum free withdrawal amount" is $47,000. Assume also that you have not requested any other partial withdrawals during this Policy Year. The free withdrawal amount is the greater of Growth, which is the current Account Value ($47,000) less the Premium ($50,000), or $3,000, and 10% of the Premium, which is $5,000. Therefore, the maximum free withdrawal amount is $5,000. Assuming that this partial withdrawal request occurs during the "surrender charge period," and there is no subsequent Growth in that Policy Year, the contingent deferred sales charge and the contingent deferred tax charge would apply to any subsequent surrender or partial withdrawal that Policy Year that was not eligible for a medically-related waiver.

[63] Does a partial withdrawal affect the Death Benefit? A partial withdrawal reduces the Required Death Benefit. The Required Death Benefit is reduced because the Account Value, which is used in calculating the Required Death Benefit, has been reduced. It also reduces the Guaranteed Minimum Death Benefit in the same proportion as the Account Value is reduced by the partial withdrawal. The effect on the Guaranteed Minimum Death Benefit is described above in response to the question "What is the Guaranteed Minimum Death Benefit."

[64]     Can I put back funds taken as a partial withdrawal?  No.

                                   SURRENDERS

[65] When can I surrender my Policy? You can surrender your Policy after the end of the free-look period as long as the Insured is alive.

[66] What is paid out when a Policy is surrendered? If you surrender the Policy, we will pay you the Cash Value.

                            ACCELERATED DEATH BENEFIT

[67] What is an accelerated death benefit? An accelerated death benefit is pre-payment to the Owner of a portion of the Death Proceeds. The maximum we will pay, before any reductions, is the lesser of 50% of the Required Death Benefit or $250,000. The actual amount is reduced by a 12-month interest rate discount (currently 6.0%) and a pro-rata portion of any Debt. We reserve the right to change the interest rate discount percentage.

[68] When will American Skandia make such a payment? We will make such a payment one time, where allowed by law, based on the Owner's request. The Insured may not request such a payment unless the Insured is also the Owner. We only make the payment if we receive all our requirements. Our requirements include, but are not limited to, proof satisfactory to us In Writing that the Insured (the last surviving Insured if there are two Insureds) became terminally ill, as defined in your Policy: (a) at least 30 days after the Issue Date; or (b) as a result of an accident that occurred after the Issue Date. To the extent permitted by law, we will change our procedures in relation to this benefit or the definition of terminally ill or any other applicable term in order to maintain the tax-free status of any amounts paid out under this provision.


[69] What happens to the remaining benefits if American Skandia makes such a payment? Any such payment reduces the Account Value, the Premium, the Guaranteed Minimum Death Benefit and any Debt in the same ratio as the Required Death Benefit is reduced as of the Valuation Period such a payment is made. You should consult a tax advisor on the tax consequences of such a payment. Please refer to Appendix B for a hypothetical illustration of the accelerated death benefit provision.


                            MEDICALLY-RELATED WAIVER

[70] What is a medically-related waiver? A medically-related waiver is a waiver of the contingent deferred sales charge and the contingent deferred tax charge that would otherwise apply to a partial withdrawal or surrender. A medically-related waiver is available by rider to the Policy and is currently at no charge to you.


[71] When would American Skandia waive these charges? We will waive the contingent deferred sales charge and contingent deferred tax charge, where allowed by law, if you provide us with all of our requirements. Our requirements include, but are not limited to proof satisfactory to us In Writing that the Insured (the last surviving Insured if there is more than one Insured) has continuously been confined to a long term care facility, such as a nursing home or a hospital, as defined in the rider, and that such confinement started after the Issue Date.


[72] Are there any restrictions on medically-related waivers? We will only consider providing this benefit on amounts up to $500,000. The $500,000 maximum will apply regardless of when taken, on any life insurance policy or annuity contract issued by American Skandia where the Insured under this Policy is named as the Insured, Owner or Annuitant under the other policy or contract. NOTE:
Where allowed by law, Policies issued to an Insured(s) in a substandard risk class may not be eligible for a medically-related waiver.


[73] What happens to the remaining benefits if American Skandia makes such a payment in connection with a partial withdrawal? A partial withdrawal for which we grant a medically-related waiver has the same impact on the remaining benefits that results from any other partial withdrawal. We simply do not deduct the contingent deferred sales charge and contingent deferred tax charge that otherwise would apply.

                                      RISKS

[74] What are the risks, and who takes the risks? We bear the risk that, for all the Policies we issue, when considered together, our expenses exceed our charges, including the expense of providing the difference at death between the Account Value and the Death Benefit. We also bear the investment and reinvestment risk in providing interest crediting guarantees to Fixed Allocations and to the Loan Account, as well as for any settlement options that assume a fixed rate of return. We also bear the risk in guaranteeing the Guaranteed Minimum Death Benefit if your Policy lapses and you do not have any Debt. You bear the investment risk when allocating Account Value to any variable investment option, since that will affect the amount available for any loans, partial withdrawals or surrender. Any irrevocable beneficiary bears the risk as to the Death Proceeds, which are affected by investment performance of the investment options, the age at which the Insured dies, any loan or withdrawal activity by the Owner prior to the Insured's death or payment of an accelerated death benefit.

                                  OTHER RIGHTS

[75] Do I have any other rights if I buy a Policy? There are certain other ownership rights you may exercise under a Policy. You may name one or more Beneficiaries. You may make that designation "irrevocable," which means it cannot be changed. If you do not designate the Beneficiary as irrevocable, you retain the right to change the Beneficiary before the Insured dies. However, all Beneficiary designations are subject to our acceptance, to the extent permitted by law. You also may transfer, pledge or assign your Policy, which may trigger a currently taxable event. You should only transfer, pledge or assign your Policy after consulting with a competent tax advisor. You may exercise voting rights in relation to the applicable Portfolios. Some of these rights may be limited depending on the usage of your Policy, especially if we permit it to be held in connection with certain retirement plans designed to be "qualified" plans under the Code.

                              THE SEPARATE ACCOUNT

[76] What supports American Skandia's obligation to me if I buy a Policy? The benefits provided by the Policy are our obligations. The assets supporting our obligations equaling the Account Value allocated to the variable investment options are held in our Separate Account F. We maintain assets in our general account to support our obligations: (1) equal to the Account Value allocated to the fixed option; (2) equal to the Account Value in the Loan Account; (3) for the portion of the Death Proceeds greater than the Account Value; (4) for any settlement option; and (5) for any other obligation we may have in relation to a Policy.

The Separate Account was established under the laws of Connecticut. Assets in the Separate Account may support obligations created in relation to the Policies described in this Prospectus or other policies we offer. We are the legal owner of the assets in the Separate Account. Income, gains and losses, whether or not realized, are credited or charged to the Separate Account according to the terms of the Policies and any other policies supported by the assets in the Separate Account without regard to our other income, gains or losses or to the income, gains or losses in any other of our separate accounts. We will maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities we must maintain in relation to the life insurance policies supported by such assets. These assets may only be charged with liabilities that arise from such life insurance policies.

Separate  Account  F  is  registered  with  the  U.S.  Securities  and  Exchange
Commission (the "SEC") under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the investment policies, management or practices of the Separate Account or of us. The Separate Account meets the definition of "separate account" under the federal securities law.

The only Sub-accounts available to you are those offered in this Prospectus. These Sub-accounts are available as investment options for other policies we offer. Sub-accounts are permitted to invest in Portfolios we consider suitable. The Portfolios in which the Sub-accounts invest are available to Sub-accounts of other separate accounts, including separate accounts we use in relation to a number of variable annuities. Separate accounts of other insurers and of various qualified retirement plans may also invest in the Portfolios.

                                      TAXES

[77] What are the taxes connected to the Policy? Federal and state tax laws, as well as the interpretations of those laws, change. In addition, we do not know your particular circumstances, which is one of a number of reasons we cannot give you tax advice. You should consult a professional tax advisor for tax advice for your particular situation. You should also be sure to read the "Additional Tax Considerations" section appearing later in this Prospectus, which includes, but is not limited to, information regarding estate and gift taxes. What we do provide are some brief summary answers to the following questions about Federal income taxes.

[78] Is gain in the Policy taxed every year? Under most circumstances, any gain in the Policy is not taxed currently. However, if you assign or pledge the Policy, we expect to report any gain in the Policy as then currently taxable as ordinary income. In addition, except in the case of a partial assignment as of the Policy Date, we expect to report gain in the Policy as currently taxable in each tax year the assignment remains in effect.

[79] How are amounts that I receive before the Insured's death taxed? Amounts you receive as a partial withdrawal, a loan or if you surrender the Policy are deemed for income tax purposes to come first from any gain in the Policy. Any gain is taxed as ordinary income. Any portion of these types of distributions representing gain in the Policy may be subject to a 10% tax penalty if taken before your age 59 1/2.

[80]  Will  my  Beneficiary  pay  taxes  on  the  Death  Proceeds?   Under  most
circumstances,  the  Beneficiary  does  not  pay  any  income  tax on the  Death
Proceeds.

                              AVAILABLE INFORMATION

[81] How can I find out more about this offer? You first should review the rest of this Prospectus for additional information. This Prospectus is part of the registration statement we filed with the Securities and Exchange Commission regarding this offering. Additional information on American Skandia and this offering is available in that registration statement and accompanying exhibits. You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 450 Fifth Street N.W., Washington, D.C., 20549. You may inspect and copy the registration statement and the accompanying exhibits at the SEC's public reference facilities at the above address, Room 1024, and at the SEC's Regional Offices, 7 World Trade Center, New York, NY, and the Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, IL. These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

                 MISCELLANEOUS PROVISIONS AND ADDITIONAL DETAILS

The following sections provide additional information you should consider before purchasing a Policy.

                            PROVIDING SERVICES TO YOU

You can reach us by telephone at 1-888-554-3348 or through our Internet Website at http://www.americanskandia.com. We may require that you provide us with proper identification before we release information about your Policy or accept instructions received over the phone, the Internet or via any other electronic means. We may require that you provide your Social Security or tax identification number. We also may require you to present the personal identification number ("PIN") we provide you after we issue a Policy. To the extent permitted by law or regulation, neither we nor any person authorized by us will be responsible for any claim, loss, liability or expense in connection with a transaction, including but not limited to a transfer between investment options, over the phone, the Internet or via any other electronic means. However, this will only be the case if we or such authorized person acted: (a) in good faith reliance that you authorized the transaction; and (b) on reasonable procedures to identify you or your designee though a number of verification methods. These methods may include recording phone conversations, requesting Social Security or tax identification numbers, PINs, confirming electronic mail addresses, or similar means. We may be liable for losses due to unauthorized or fraudulent instructions should we not follow such reasonable procedures.

We may require that you submit forms In Writing for certain transactions. We require the written consent of all joint Owners for any transaction for which we require the Owner's written consent.

                                  DESIGNATIONS

Certain designations apply to a Policy - the Owner, the Insured and the Beneficiary. All designations are subject to our rules and our acceptance. We assume all designations, other than the Insured, are revocable unless you tell us otherwise. You should consult with a competent tax advisor on the income tax, estate and inheritance tax implications of various designations. You should also consult with a competent legal advisor as to the implications of certain designations in relation to an estate, bankruptcy and community property, where applicable, as well as other matters.

We assume the Insured(s) is/are the Owner(s) unless you tell us otherwise. If you name more than one Owner, all rights reserved to Owners are then held as joint tenants with rights of survivorship unless you provide alternative instructions. Naming someone to be the Owner other than the payor of the Premium may have gift, estate or other tax implications.

We assume the Beneficiary is you or your estate unless you tell us otherwise. You may name more than one primary and more than one contingent Beneficiary.

                              NET INVESTMENT FACTOR

For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent Valuation Period is the net investment factor for that Valuation Period, multiplied by the Unit Price for the immediately preceding Valuation Period. The net investment factor is (1) divided by (2), less (3), where:

(1)      is the net result of:

(a) the net asset value per share of the underlying Portfolio at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio; plus or minus

(b) any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.


(2)      is the net result of:

(a) the net asset value per share of the underlying Portfolio at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio; plus or minus

(b) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of the Sub-account.

(3) is the mortality and expense risk charges and the administration charge.

                               ALLOCATION PROGRAMS

We may provide administrative support for various programs that automatically transfer Account Value between certain investment options at scheduled times. These include dollar cost averaging and static rebalancing (periodic rebalancing of Account Values between investment options to conform to preset percentages). However, we only offer to support such allocation programs according to our rules. While we are offering to support these programs as of the date of this Prospectus, we do not guarantee to support these programs at all times.

We may also provide administrative support for various allocation programs that may be made available by your financial professional. These may include various asset allocation and market timing programs. In connection with such programs, we may support periodic withdrawals from your Policy to pay your financial professional. We only offer to support such programs according to our rules. These rules may include, but are not limited to, receipt of your authorization In Writing permitting a financial professional to make transfers between investment options on your behalf, or to enroll your Policy in one of the allocation programs for which we provide administrative support. We permit the agent of record to make transfers on your behalf unless you give us other instructions.

Any financial professional you authorize may or may not be appointed by us as our agent for the sale of Policies. However, we do not engage any agent of record or any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with us for the sale of Policies. We therefore take no responsibility for the investment allocations and transfers transacted on your behalf by such third parties, in accordance with any allocation programs employed by such third parties or any investment allocation recommendations made by such third parties. While we offer support for a number of these programs as of the date of this Prospectus, we do not support all such programs and do not guarantee to always continue support for those programs we currently support or may support in the future. We do not charge you for the administrative support we provide to these third parties.

                            LIMITATIONS ON TRANSFERS

We retain the right to refuse transfers, either for one Owner or a group of Owners, if we believe that: (a) excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Prices or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading or a specific transfer or group of transfers is deemed to have a detrimental effect on the share prices of affected Portfolios. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. Under such a circumstance, we will process transfers according to our rules then in effect and provide notice if your transfer request was denied. If a transfer request is denied, a new transfer request may be required.

                          DEATH DURING THE GRACE PERIOD

We deduct the unpaid charges from the Death Benefit when calculating the Death Proceeds, if the Insured dies during a grace period. For more information on the grace period, please refer to the response to the question "Do I have to maintain a minimum Cash Value?"

                                  REINSTATEMENT

You may apply for reinstatement of the Policy if it lapses. We must receive this application In Writing at our Office within three years of the date the lapse occurred as measured from the end of the grace period. We may require evidence of insurability satisfactory to us. In order to reinstate your Policy, you also must pay us a reinstatement amount, including any applicable charges and any Debt.

                                    MATURITY

A Policy "matures" as of the Policy Anniversary on which the Insured is Age 95. If there are two Insureds, a Policy "matures" as of the Policy Anniversary on which the younger Insured is Age 95 or would have been Age 95 if the younger Insured is then deceased. We will pay out the Cash Value once the Policy matures. The Policy will then end, and we will not have any more obligations under the Policy. We may provide a rider, where permitted by law, that allows the Policy to mature at a later date if there is adequate guidance available to us regarding the tax treatment of all Policies if we were to permit extension of the maturity date. Should we permit such extension of the maturity, we advise you to seek tax advice regarding your specific circumstances should you want the Policy to mature at a later date. If the Policy is no longer treated as life insurance after any extension of maturity, gain in the Policy may be taxable to you in the year of the original maturity and all or a portion of the Death Proceeds may be taxable to the beneficiary.

                              PRICING TRANSACTIONS

We "price" charges, transfers, distributions and payments on the date indicated below. If such transactions are scheduled to occur on other than a Valuation Day, we price such transactions as of the following Valuation Period:

     "Scheduled" transactions such as monthly deductions, transfers and distributions are "priced" according to the Unit Price next computed after the date such transactions are scheduled to occur. However, if a transaction is "scheduled" to occur on a day other than a Valuation Day, such transaction will be processed and priced on the next Valuation Day following the scheduled transaction. "Scheduled" transactions include, but are not limited to, all charges deducted on a Monthly Processing Date, equalization of Debt and the Account Value in the Loan Account on a Policy Anniversary, transfers under a dollar cost averaging program or transfers previously scheduled with us at our Office as part of any rebalancing, asset allocation or similar program, or any program of scheduled distributions.

     "Unscheduled" transactions such as transfers, loans or partial withdrawals that are not subject to any medical waiver are "priced" according to the Unit Price next computed after we receive the request for such transactions at our Office. "Unscheduled" transfers include any transfers processed in conjunction with any market timing program, or transfers not previously scheduled with us at our Office pursuant to any rebalancing, asset allocation or similar program which you employ or you authorize to be employed on your behalf. "Unscheduled" transfers received pursuant to an authorization to accept transfer instructions using voice or data transmission over the phone are priced as of the Valuation Period we receive the request at our Office for such transactions. We price unscheduled payments sent to us as of the date we receive such amounts at our Office. These include loan repayments, payments to keep a Policy in effect during a grace period or a reinstatement payment.

     We price surrenders, withdrawals subject to a medical waiver, accelerated death benefit payments and payment of Death Proceeds as of the date we receive at our Office all materials we require for such transactions and such materials are satisfactory to us.

                              DELAYING TRANSACTIONS

We may defer any distribution or transfer from a Fixed Allocation or any payment under a fixed settlement option for a period not to exceed the lesser of six (6) months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any payment under a settlement option for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed seven (7) calendar days from the date the transaction is effected. This is a delay in payment only, and is not a delay in the pricing of any such distribution or transfer. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

All procedures, including distributions, based on the valuation of the Sub-accounts may be postponed during the period: (1) the New York Stock Exchange is closed (other than customary holidays or weekends) or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) the SEC permits postponement and so orders; or (3) the SEC determines that an emergency exists making valuation or disposal of securities not reasonably practical.

                                     VOTING

You have voting rights in relation to Account Value maintained in the Sub-accounts. You do not have voting rights in relation to Account Value maintained in any Fixed Allocations, in the Loan Account or in relation to fixed payments under a settlement option.

We will vote shares of the Portfolios in which the Sub-accounts invest in the manner directed by Owners, unless we, in our sole discretion, determine that we are required by law or regulation to vote otherwise. Owners have voting rights equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares attributable to assets held in the Sub-accounts solely for us rather than on behalf of Owners, or any share as to which we have not received instructions, in the same manner and proportion as the shares for which we have received instructions. We will do so separately for each Sub-account from various classes that may invest in the same underlying mutual fund portfolio.

The number of votes for a Portfolio will be determined as of the record date for such Portfolio as chosen by its board of trustees or board of directors, as applicable. We will furnish Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following matters: (a) changes to the board of trustees or board of directors, as applicable; (b) changing the independent accountant; (c) approval of changes to the investment advisory agreement or adoption of a new investment advisory agreement; (d) any change in the fundamental investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment advisory agreement, approval of a new investment advisory agreement or any change in fundamental investment policy, only Owners maintaining Account Value as of the record date in a Sub-account investing in the applicable Portfolio will instruct us how to vote on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act of 1940.

                         TRANSFERS, ASSIGNMENTS, PLEDGES

Generally, your rights in a Policy may be transferred, assigned or pledged at any time. These transactions may be subject to income taxes and certain penalty taxes. You may transfer, assign or pledge your rights to another person at any time, prior to the death upon which the Death Benefit is payable. You must request a transfer or provide us a copy of the assignment In Writing. A transfer or assignment is subject to our acceptance. We will not be deemed to know of or be obligated under any assignment prior to our receipt and acceptance thereof. We assume no responsibility for the validity or sufficiency of any assignment.

                                     REPORTS

We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at http://www.americanskandia.com or any other electronic means. We send a confirmation statement to you each time an unscheduled transaction is made affecting Account Value. Such transactions will generally include changes in investment allocation or transfers among investment options, loans and loan repayments, partial surrenders or withdrawals, and any charges associated with such unscheduled transactions. We also send quarterly statements detailing the activity affecting your Policy during the prior quarter, including all scheduled and unscheduled transactions. To the extent permitted by law, some types of scheduled transactions will only be confirmed on a quarterly basis. Such transactions will generally include those pre-authorized charges deducted on the Monthly Processing Date. You may request additional reports. We reserve the right to charge up to $50 for each such additional report. You should review the information in these statements carefully. You must report all errors or corrections to us at our Office immediately to assure proper crediting to your Policy. For transactions that are confirmed immediately, we assume all transactions are accurate unless you notify us otherwise within 10 days after the date of the transaction. For transactions that are only confirmed on the quarterly statement, we assume all transactions are accurate unless you notify us within 10 days of the end of the calendar quarter. We may also send you or make available electronically through our Internet Website an annual report and a semi-annual report containing financial statements for the applicable Sub-accounts, as of December 31 and June 30, respectively.

                                INCONTESTABILITY

We may not contest the validity of a Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. If there are two Insureds, this applies to the lifetime of either Insured. If the Policy is reinstated, to the extent permitted by law, we may not contest the validity of a Policy after it has been in effect for two years from the date of the reinstatement.

                                     SUICIDE

If an Insured commits suicide within two years of the Issue Date (or whatever maximum period is permitted under law) or the date of a reinstatement if allowed by law, the Death Benefit will be the greater of: (a) Premium paid less any outstanding Debt and any partial withdrawals; or (b) the Cash Value. All other requirements as to calculation and payment of Death Proceeds will apply.

                                  MISSTATEMENT

We will adjust the amount of the Death Proceeds to conform to the facts if the age or gender of an Insured is incorrectly stated. We will do so as specified in the Policy and as permitted by law.

                                   BACKDATING

Depending on your Age at the time you apply for a Policy, it may be advantageous to have the Policy Date be earlier than the Issue Date. This is known as "backdating." Doing so may enable you to qualify for lower cost of insurance charges. We only permit backdating if: (a) doing so will qualify you for a lower cost of insurance charge; and (b) the Policy Date is no earlier than the date the Application is signed and in no case more than 90 days before the Issue Date. If you elect backdating, on the Issue Date we will deduct charges that would have been deducted as of the Policy Date and any Monthly Processing Dates between the Policy Date and the Issue Date. To the extent permitted by law, we do not guarantee any increase in the Account Value for the period between the Policy Date and the Issue Date. However, we also reserve the right, to the extent permitted by law, to credit you a fixed rate of interest for such period.

                            POLICY LOANS ON EXCHANGES

Subject to our rules, we will establish a loan on a Policy that you purchase as part of an exchange that is not subject to current taxation in accordance with
Section 1035 of the Code. The amount of the loan will be equal to the loan that was in effect before you surrendered your prior policy. Under our rules we will, among other things, increase the Account Value as of the Policy Date by the amount of the loan and allocate that portion of the increased Account Value to the Loan Account as collateral for the loan. By increasing the Account Value, there will be a corresponding increase in the Face Amount and the Required Death Benefit. In addition, for purposes of determining the Guaranteed Minimum Death Benefit, we will deem the "Premium" to be the amounts paid plus the loan amount as of the Policy Date. Any contingent deferred sales charge and contingent deferred tax charge will be based on the actual amounts received, not such amounts plus the amount of the loan. All charges that are calculated as a percentage of your Account Value will increase because the Account Value will be increased by the amount of the loan.

                          RESOLVING MATERIAL CONFLICTS

The Portfolios may be available to registered separate accounts offering either or both life and annuity contracts of insurance companies not affiliated with us. We also may offer life insurance policies and/or annuity contracts that offer different variable investment options from those offered under this Policy, but which invest in the same Portfolios. It is possible that differences might arise between our Separate Account F and one or more accounts of other insurance companies which offer a Portfolio as a Sub-account. It is also possible that differences might arise between a Sub-account offered under this Policy and variable investment options offered under different life insurance policies or annuities we offer, even though such different variable investment options invest in the same Portfolio. In some cases, it is possible that the differences could be considered "material conflicts." Such a "material conflict" could also arise due to changes in the law (such as state insurance law or Federal tax law) which affect either these different life and annuity separate accounts or differing life insurance policies and annuities. It could also arise by reason of differences in voting instructions of persons with voting rights under our policies and/or annuities and those of other companies, persons with voting rights under annuities and those with rights under life policies, or persons with voting rights under one of our life policies or annuities with those under other life policies or annuities we offer. It could also arise for other reasons. We will monitor events so we can identify how to respond to such conflicts. If such a conflict occurs, we will take the necessary action to protect persons with voting rights under our life policies or annuities vis-a-vis those with rights under life policies or annuities offered by other insurance companies. We will also take the necessary action to treat equitably persons with voting rights under this Policy and any persons with voting rights under any other life policy or annuity we offer.

                      MODIFICATION OF THE SEPARATE ACCOUNT

We reserve the right to do any or all of the following: (a) combine any Sub-account(s) with any other Sub-account(s); (b) combine Separate Account F or a portion thereof with other separate accounts; (c) deregister Separate Account F under the Investment Company Act of 1940; (d) operate Separate Account F as a management investment company under the Investment Company Act of 1940 or in any other form permitted by law; (e) make changes required by any change in the Securities Act of 1933, the Securities Exchange Act of 1934 or the Investment Company Act of 1940; (f) make changes that are necessary to maintain the tax status of your Policy under the Code; and (g) make changes required by any change in other Federal or state laws relating to life insurance policies in general or variable life insurance policies in particular.

We also may make additional Sub-accounts available to you from time to time. These Sub-accounts will invest in Portfolios we believe to be suitable for the Policy. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account F.

We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe a Portfolio no longer suits the purpose of the Policy. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of a Portfolio, or because the Portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, combination, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, combination, deletion or addition.

                                 ENTIRE CONTRACT

For any Policy issued, the entire contract between you and us includes the Policy form and any of the following which may be attached to the Policy: riders or endorsements, the copy of any Application and endorsements. All statements made in any Application are deemed to be representations and not warranties. No statement is used to void a Policy or defend a claim unless it is contained in any Application attached to the Policy.

Only our President, one of our Vice Presidents or our Secretary may change or waive any provisions of a Policy. Any change or waiver must be In Writing. To the extent permitted by law, we are not bound by any promises or representations made by or to any other person.

                          ADDITIONAL TAX CONSIDERATIONS

The following is a brief summary of certain Federal tax laws as they are currently interpreted. No one can be certain that the laws or interpretations will remain unchanged or that agencies or courts will always agree as to how the tax law or regulations are to be interpreted. This discussion is not intended as tax advice. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

Our taxation: We are taxed as a life insurance company under Part I, subchapter L, of the Code.


Treatment as "life insurance": The Policy was designed to qualify as a life insurance contract under the Code. All terms and provisions of the Policy shall be construed in a manner which is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a policy must satisfy certain requirements established by the Code. We believe the Policy satisfies the applicable requirements. If we determine that a Policy does not satisfy the applicable requirements, we may take appropriate action to conform the Policy to the applicable requirements. This action may require making certain changes to your Policy. We will notify you before making any such changes.


Treatment as a "modified endowment contract": Under most circumstances, taxes on any gain in the Policy are `deferred' and not taxed every year. Unless your Policy is established as part of an eligible exchange of a life insurance policy entered into before June 21, 1988, amounts you receive as a partial withdrawal, a loan or as a surrender are taxed in the same manner as distributions from a deferred annuity before annuity payments begin. This means that these types of distributions are deemed to come first from any gain in the policy and that any gain is treated as ordinary income. It also means that distributions of gain may be subject to a 10% tax penalty if taken before age 59 1/2. Under most circumstances, the Beneficiary will not pay any income tax on the Death Proceeds.

Assignment: If you assign or pledge any portion of the Policy, the transaction is treated as a distribution subject to taxation as ordinary income. The tax penalty noted above may apply. In addition, except in the case of a partial assignment as of the Policy Date, we expect to report gain in the Policy as currently taxable in each tax year the assignment remains in effect.

Gifts: If you give your Policy as a gift to an entity for which you are not the taxpayer or to anyone other than your spouse (or former spouse incident to a divorce), the gift is treated for tax purposes as a distribution.

Aggregation rules: You may purchase more than one life insurance policy from us in the same calendar year that is treated under the Code as a "modified endowment contract," including the Policy described in this Prospectus. If you do, all such policies are subject to "aggregation rules." Under these rules, all of these policies must be treated as one modified endowment contract when determining the portion of any distribution or deemed distribution which is currently taxable. It is also possible that these aggregation rules may apply to any annuity contracts you purchase from us in the same calendar year as you purchase a Policy.

Exchanges: Section 1035 of the Code permits certain income tax-free exchanges of life insurance policies. You must comply with various requirements for such exchanges to be treated as tax-free, which include, but are not limited to: (a) the need for the insured to be the same individual or individuals before and after the exchange; (b) the need for the owner(s) to be the same before and after the exchange; and (c) the need to have the Debt on a Policy as of the date all premium is received equal to any outstanding indebtedness on the life insurance exchanged for the Policy. If you exchange a life insurance policy considered entered into before June 21, 1988 and which is not a modified endowment contract, we believe the new policy generally will not be treated as a modified endowment contract if no additional premium is paid. For those Policies not treated as modified endowment contracts, we believe that loans are not treated as distributions and withdrawals are deemed to come first from your investment in the policy. In addition, we believe that the aggregation rules as well as the tax treatment of assignments, pledges and gifts, noted above, would not apply. However, we cannot guarantee this tax treatment and advise you to consult your tax advisor before exchanging any existing life insurance policy.

Transfers between investment options: Transfers between investment options are not subject to taxation. The Treasury Department may promulgate guidelines under which a variable life insurance policy will not be treated as life insurance for tax purposes if persons with ownership rights have excessive control over the investments underlying such a policy. Such guidelines may or may not address the number of investment options or the number of transfers between investment options offered. It is not known whether such guidelines, if in fact promulgated, would have retroactive effect. It is also not known what effect, if any, such guidelines may have on transfers between the investment options of the Policy offered pursuant to this Prospectus. We will take any action, including modifications to your Policy or the Sub-accounts, required to comply with such guidelines if promulgated.

Generation skipping transfers: Under the Code certain taxes may be due when all or part of a life insurance policy is transferred to or a death benefit is paid to an individual two or more generations younger than the policy holder. These generation-skipping transfers generally include those subject to federal estate or gift tax rules. There is an aggregate $1 million exemption from tax on all such transfers. We may be required to determine whether a transaction is a direct skip as defined in the Code and the amount of the resulting tax. We will deduct from your Policy or from any applicable payment treated as a direct skip any amount of tax we are required to pay. You should consult with competent tax counsel for more information on generation skipping transfers.

Diversification: Section 817(h) of the Code provides that a variable life insurance policy, in order to qualify as life insurance, must have an "adequately diversified" segregated asset account (including investments in a mutual fund by the segregated asset account of insurance companies). The Treasury Department's regulations prescribe the diversification requirements for variable life insurance policy. We believe the underlying mutual fund portfolios should comply with the terms of these regulations.

Withholding: Section 3405 of the Code provides for Federal income tax withholding on the portion of a distribution which is includible in the gross income of the recipient. Amounts to be withheld depend upon the nature of the distribution. However, under most circumstances a recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by filing a completed election form with us. A withholding form may be required.

Accelerated Death Benefits: Payments of amounts that otherwise would be payable to the Beneficiary as a result of an Insured's death can qualify for the same tax-free treatment as death benefits if certain requirements are met. These include requirements regarding the terminal illness of the Insured. We believe payments under the provisions of the accelerated death benefit of the Policy will meet the requirements of the Code and the regulations in order to qualify as tax-free payments. A qualified tax advisor should be consulted as to any federal gift and estate tax consequences of an Owner's exercise of the Accelerated Death Benefit provision and payment of the proceeds under this provision to the Insured or other parties.

Extending the Policy's Maturity: We believe that a Policy will continue to be treated as life insurance and as a modified endowment contract under the Code if you extend the Policy's maturity under any extended maturity rider we may offer in the future. However, this tax treatment is not certain, so you should consult your tax advisor before taking this step. If the Policy is not treated as life insurance after any extension of maturity, gain in the Policy may no longer be taxed deferred, and all or a portion of the Death Proceeds may be taxable to the Beneficiary.

Survivorship Policies: The Code does not directly address how certain features of a policy paying on the death of a surviving insured should be treated. We believe such a Policy should be treated as other life insurance policies, but there is some uncertainty as to whether that is the case. If the surviving Insured is an Owner, the Death Proceeds payable as a result of the death of the last surviving Insured generally will be treated as part of the Owner's estate for purposes of the Federal estate tax. If the surviving Insured was not an Owner, the replacement cost of the Policy would be included in the estate of the Owner upon his or her death and Death Proceeds payable as a result of the death of the surviving Insured are includible in the person's estate if the proceeds are payable to or for the benefit of that person's estate or if the surviving Insured held incidents of ownership in the Policy within three years prior to death.


Substandard Risk Classes: The Code provides limited guidance on the proper tax treatment of policies issued on a substandard basis (i.e. those in a substandard risk class). The Code limits the amount we can charge for mortality costs and other expenses we use when we calculate whether your Policy qualifies as life insurance under the Code. We are required to base our calculations on reasonable mortality and other charges reasonably expected to be paid. We believe that the charges used for your Policy should meet the current requirement for "reasonableness." However, we reserve the right to make changes to the current and guaranteed mortality charges and net single premium factors if new regulations are issued that require a change to ensure that your Policy qualifies as life insurance under the Code. These changes could result in a change in your Death Benefit.


Other Taxes: Amounts received or deemed received from a Policy that may be subject to Federal income tax also may be subject to state income taxes. The fair market value of a Policy or the Death Proceeds may be included under certain circumstances in an estate for purposes of state inheritance taxes or Federal estate taxes. Federal estate and gift taxes are integrated for various purposes. An unlimited marital deduction may apply for purposes of Federal estate and gift taxes, which would allow deferral of taxes until the death of the surviving spouse.

                            SAFEKEEPING OF THE ASSETS

We maintain the assets of the Separate Account and those in our general account. The assets of the Separate Account are segregated from those in our general account.

                                   REGULATION

We are organized as a Connecticut stock life insurance company, and are subject to Connecticut law governing insurance companies. We are regulated and supervised by the Connecticut Commissioner of Insurance. By March 1 of every year, we must prepare and file an annual statement, in a form prescribed by the Connecticut Insurance Department, which covers our operations for the preceding calendar year, and must prepare and file our statement of financial condition as of December 31 of such year. The Commissioner and his or her agents have the right at all times to review or examine our books and assets. A full examination of our operations will be conducted periodically according to the rules and practices of the National Association of Insurance Commissioners ("NAIC"). We are subject to the insurance laws and various Federal and state securities laws and regulations and to regulatory agencies, such as the Securities and Exchange Commission and the Connecticut Banking Department, which administer those laws and regulations.

We can be assessed up to prescribed limits for policyholder losses incurred by insolvent insurers under the insurance guaranty fund laws of most states. We cannot predict or estimate the amount any such future assessments we may have to pay. However, the insurance guaranty laws of most states provide for deferring payment or exempting a company from paying such an assessment if it would threaten such insurer's financial strength.

Several states, including Connecticut, regulate insurers and their affiliates under insurance holding company laws and regulations. This applies to us and our affiliates. Under such laws, inter-company transactions, such as dividend payments to parent companies and transfers of assets, may be subject to prior notice and approval, depending on factors such as the size of the transaction in relation to the financial position of the companies.

Currently, the federal government does not directly regulate the business of insurance. However, federal legislative, regulatory and judicial decisions and initiatives often have significant effects on our business. Types of changes that are most likely to affect our business include changes to: (a) the taxation of life insurance companies; (b) the tax treatment of insurance products; (c) the securities laws, particularly as they relate to insurance and annuity products; (d) the "business of insurance" exemption from many of the provisions of the anti-trust laws; (e) the barriers preventing most banks from selling or underwriting insurance: and (f) any initiatives directed toward improving the solvency of insurance companies. We would also be affected by federal initiatives that have impact on the ownership of or investment in United States companies by foreign companies or investors.

                                  LEGAL MATTERS

The law firm of Werner & Kennedy has passed on the legal matters relating to the offering of these Policies.

                                LEGAL PROCEEDINGS

As of the date of this Prospectus, neither we nor American Skandia Marketing, Incorporated were involved in any litigation outside of the ordinary course of business, and know of no material claims.

                                     EXPERTS

The consolidated financial statements of American Skandia Life Assurance Corporation at December 31, 1998 and 1997, and for the years then ended, and the financial statements of American Skandia Life Assurance Corporation Variable Account F at December 31, 1998 and for the period June 26, 1998 through December 31, 1998, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors. The consolidated financial statements of American Skandia Life Assurance Corporation for the year ended December 31, 1996 has been audited by Deloitte & Touche LLP, independent auditors. The audits, as set forth in their respective reports thereon appearing elsewhere herein, are included in reliance upon such reports given upon the authority of such firms as experts in accounting and auditing.

William H. Strong, Vice President, FSA, MAAA, has approved the hypothetical illustration included in this Prospectus and Registration Statement. We have included them relying on his opinion that they are reasonable.

                          DISTRIBUTION OF THIS OFFERING

American Skandia Marketing, Incorporated ("ASM, Inc."), a wholly-owned subsidiary of American Skandia Investment Holding Corporation, acts as the principal underwriter of the Policies. ASM was incorporated under the laws of the State of Delaware on September 8, 1987. ASM, Inc.'s principal business address is One Corporate Drive, Shelton, Connecticut 06484. ASM, Inc. is a broker-dealer registered with the SEC under the 1934 Act and a member of the National Association of Securities Dealers, Inc.
("NASD").

ASM, Inc. will enter into distribution agreements with certain broker-dealers registered under the Securities and Exchange Act of 1934 or with entities which may otherwise offer the Policies that are exempt from such registration. In addition, ASM, Inc. may offer Policies directly to potential purchasers. The maximum initial commission to be paid on premiums received is 8.5% and a portion of compensation may be paid from time to time based on all or a portion of either the Account Value or the Cash Value. We reserve the right to base commissions from time-to-time on the investment options chosen by Owners, including investment options that may be deemed our "affiliates" or "affiliates" of ASM, Inc. under the Investment Company Act of 1940.

As of the date of this Prospectus, we expect to pay an on-going service fee in relation to providing certain statistical information upon request by Owners about the investment options and the Portfolios. We may make the fee payable to the service providers based on either the Account Value or Cash Value of Policies. Under most circumstances, we will engage the broker-dealer of record for your Policy, or the entity of record if such entity could offer Policies without registration as a broker-dealer (i.e. certain banks), to be your resource for the statistical information, and to be available upon your request to both provide and explain such information to you. The broker-dealer of record or the entity of record is the firm which sold you the Policy, unless later changed. Some portion of the fee we pay for this service may be payable to your representative.

From time to time we may promote the sale of our products such as the Policies offered pursuant to this Prospectus through programs of non-cash rewards to registered representatives of participating broker-dealers. We may withdraw or alter such promotions at any time.

To the extent permitted, we may advertise certain information regarding the performance of the investment options that does not take into consideration the effect of either the cost of insurance charges, the contingent deferred sales charge, the contingent tax charge or the maintenance fee. This performance information may help you review the performance of the investment options and provide a basis for comparison between the Policy's investment options. This information may be less useful when comparing the performance of the investment options with the performance of investment options provided in other variable life policies because each plan of life insurance will have its own applicable charges. This information is even less useful in comparing performance to that of any savings or investment vehicle, rather than variable life insurance.

Performance information on the Sub-accounts is based on past performance only and is no indication of future performance. Actual performance will depend on the type, quality and, for some of the Sub-accounts, the maturities of the investments held by the Portfolios and upon prevailing market conditions and the response of the Portfolios to such conditions. Actual performance will also depend on changes in the expenses of the Portfolios. Such changes are reflected, in turn, in the Sub-accounts which invest in such Portfolios. In addition, the charges deducted from your Account Value and those assessed against each Sub-account will affect performance.

Certain of the Portfolios existed prior to the inception of the Sub-accounts available under the Policy. To the extent permitted by applicable law, performance quoted in advertising regarding such Sub-accounts may indicate periods during which the Portfolios have been in existence but prior to the inception of the Sub-account(s) or the initial offering of the Policies. Such performance is considered hypothetical historical performance because the Sub-accounts did not exist during the period the performance was achieved. Such hypothetical historical performance is calculated using the same assumptions employed in calculating historical performance since inception of the Sub-accounts. Any such historical performance will be based on assumptions. These include assumptions regarding: (a) the Age, tobacco usage class, risk class and gender, where applicable, of an Insured or Insureds; (b) the Premium and Policy Date; and (c) assumptions about a lack of transfers, loans, loan repayments and withdrawals during the period for which performance is quoted.

American Skandia Life Assurance Corporation may advertise its rankings and/or ratings by independent financial ratings services. Such rankings may help you in evaluating our ability to meet our obligations in relation to Fixed Allocations, pay Death Proceeds, make payments under any settlement options or administer Policies. Such rankings and ratings do not reflect or relate to the performance of Separate Account F or the underlying Portfolios.

                                  ILLUSTRATIONS

In Appendix A we provide examples of the kind of hypothetical illustrations available to help you better understand how a Policy works. In that Appendix, we also provide information on how you may obtain additional hypothetical illustrations. In Appendix B, we provide hypothetical illustrations of how exercise of the accelerated death benefit provision affects the values of a Policy.

                        EXECUTIVE OFFICERS AND DIRECTORS

Our executive officers, directors and certain significant employees, their ages, positions with us and principal occupations are indicated below. The immediately preceding work experience is provided for officers that have not been employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation

Robert M. Arena                                               Vice President,                                        Vice President,
30                                                            Director of Product                    Director of Product Management:
                                                              Management                                       American Skandia Life
                                                                                                               Assurance Corporation

Mr. Arena joined us in 1995. He previously held an internship position with KPMG
Peat  Marwick in 1994 and the position of Group Sales  Representative  with Paul
Revere Insurance from October, 1990 to August, 1993.

Gordon C. Boronow*                                            President and                                            President and
45                                                            Deputy Chief Executive Officer         Deputy Chief Executive Officer:
                                                              Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Nancy F. Brunetti                                             Executive Vice President                     Executive Vice President,
36                                                            Director (since February, 1996)               Chief Logistics Officer:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Malcolm M. Campbell                                           Director (since July, 1991)                 Director of Operations and
42                                                                                                     Chief Actuary, Assurance and
                                                                                                        Financial Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Jan R. Carendi*                                               Chief Executive                    Senior Executive Vice President and
53                                                            Officer and                      Member of Executive Management Group:
                                                              Chairman of the                         Skandia Insurance Company Ltd.
                                                              Board of Directors
                                                              Director (since May, 1988)

Y.K. Chan                                                     Senior Vice President and                    Senior Vice President and
41                                                            Chief Information Officer                   Chief Information Officer:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Chan joined us in 1999. He previously held the position of Chief Information
Officer with E.M. Warburg Pincus from January 1995 until April 1999 and the position of Vice President, Client Server Application Development from January
1991 until January 1995.

Lincoln R. Collins                                            Executive Vice President                     Executive Vice President,
37                                                            Director (since February, 1996)                Chief Operating Officer
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Henrik Danckwardt                                             Director (since July, 1991)                        Director of Finance
44                                                                                                               and Administration,
                                                                                                             Assurance and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Wade A. Dokken                                                Director (since July, 1991)                       President and Deputy
38                                                                                                          Chief Executive Officer:
                                                                                            American Skandia Marketing, Incorporated


Larisa Gromyko                                                Director of Compliance                         Director of Compliance:
52                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation



Brian L. Hirst                                                Vice President,                                        Vice President,
50                                                            Corporate Actuary                                   Corporate Actuary:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Hirst joined us in 1996. He previously held the positions of Vice President from 1993 to 1996 and Second Vice President from 1987 to 1992 at Allmerica
Financial.

N. David Kuperstock                                           Vice President,                                        Vice President,
46                                                            Product Development                               Product Development:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Thomas M. Mazzaferro                                          Executive Vice President and              Executive Vice President and
45                                                            Chief Financial Officer,                      Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Gunnar J. Moberg                                              Director (since October, 1994)         Director - Marketing and Sales,
43                                                                                                          Assurances and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

David R. Monroe                                               Senior Vice President,                          Senior Vice President,
36                                                            Treasurer and                                            Treasurer and
                                                              Corporate Controller                             Corporate Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Monroe joined us in 1996. He  previously  held  positions of Assistant  Vice
President and Director at Allmerica  Financial from August,  1994 to July,  1996 and Senior Manager at KPMG Peat Marwick from July, 1983 to July, 1994.

Polly Rae                                                     Vice President                                         Vice President,
36                                                            Key Account Operations                         Key Account Operations:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Rodney D. Runestad                                            Vice President                                         Vice President:
48                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Anders O. Soderstrom                                          Executive Vice President                     Executive Vice President:
38                                                            Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation


William H. Strong                                             Vice President,                                        Vice President,
55                                                            Product Innovation                                  Product Innovation
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong joined us in 1997. He previously held the position of Vice President with American Financial Systems from June 1994 to October 1997 and the position of Actuary with Connecticut Mutual Life from June 1965 to June 1994.

Amanda C. Sutyak                                              Executive Vice President                               Vice President:
40                                                            Director (since July, 1991)                           American Skandia
                                                                                                             Marketing, Incorporated

C. Ake Svensson                                               Director (since December, 1994)                       Vice President,
47                                                                                                             Business Development:
                                                                                                         American Skandia Investment
                                                                                                                 Holding Corporation

Mr.  Svensson  joined us in 1994. He previously held the position of Senior Vice
President with Nordenbanken.

Mary Toumpas                                                  Director of Advertising Compliance                  Vice President and
47                                                                                                              Compliance Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms. Toumpas  joined us in 1997.  She  previously  held the position of Assistant
Vice President with Chubb Life/Chubb Securities.

Bayard F. Tracy                                               Director (since September, 1994)                Senior Vice President,
50                                                                                                           National Sales Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Jeffrey M. Ulness                                             Vice President,                                        Vice President,
37                                                            Product Management                                 Product Management:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Ulness joined us in 1994. He previously held the positions of Counsel at North American Security Life Insurance Company from March, 1991 to July, 1994 and Associate at LeBoeuf, Lamb, Leiby, Green and MacRae from January, 1990 to
March 1991.


--------
* Trustees of American  Skandia  Trust,  one of the  underlying  mutual funds in which the Sub-accounts offered pursuant to this Prospectus invest.

                  AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                          INDEPENDENT AUDITOR'S REPORT


To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated statements of financial condition of American Skandia Life Assurance Corporation (the "Company" which is a wholly-owned subsidiary of Skandia Insurance Company Ltd.) as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity, and cash flows for the years then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We  conducted  our  audits  in accordance  with  generally   accepted  auditing
standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Skandia Life Assurance Corporation at December 31, 1998 and 1997, and the consolidated results of its operations and cash flows for the years then ended in conformity with generally accepted accounting principles.




/s/ Ernst & Young, LLP
----------------------
Hartford, Connecticut

February 20, 1999

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of
     American Skandia Life Assurance Corporation
Shelton, Connecticut


We  have  audited  the accompanying   consolidated  statements  of  operations,
shareholder's equity, and cash flows of American Skandia Life Assurance Corporation and subsidiary (a wholly-owned subsidiary of Skandia Insurance Company Ltd.) for the year ended December 31, 1996. These consolidated financial
statements  are  the   responsibility   of  the   Company's   management.   Our
responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable
assurance  about  whether  the  financial   statements  are  free  of  material
misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated results of operations and cash flows of American Skandia Life Assurance Corporation and subsidiary for the year ended December 31, 1996 in conformity with generally accepted accounting principles.


/s/Deloitte & Touche LLP
------------------------
New York, New York


March 10, 1997

                        AMERICAN SKANDIA LIFE ASSURANCE
                    CORPORATION (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION
                                 (in thousands)

                                                        AS OF DECEMBER 31,
                                                      1998             1997
                                                   ----------       ----------

ASSETS

Investments:
   Fixed maturities - at amortized cost          $     8,289      $     9,367
   Fixed maturities - at fair value                  141,195          108,323
   Investment in mutual funds - at fair value          8,210            6,711
   Policy loans                                          569              687
                                                  ----------      -----------

      Total investments                              158,263          125,088

Cash and cash equivalents                             77,525           81,974
Accrued investment income                              2,880            2,442
Fixed assets                                             328              356
Deferred acquisition costs                           721,507          546,703
Reinsurance receivable                                 4,191            6,343
Receivable from affiliates                             1,161            1,911
Income tax receivable - current                           -             1,048
Income tax receivable - deferred                      38,861           26,174
State insurance licenses                               4,413            4,563
Other assets                                           3,744            2,524
Separate account assets                           17,835,400       12,095,164
                                                  ----------       ----------

      Total assets                               $18,848,273      $12,894,290
                                                 ===========      ===========

LIABILITIES AND SHAREHOLDER'S EQUITY

Liabilities:
   Reserve for future contractowner benefits     $    37,508      $    43,204
   Policy reserves                                    25,545           24,415
   Drafts outstanding                                 28,941           19,278
   Accounts payable and accrued expenses              91,827           71,190
   Income tax payable                                  6,657               -
   Payable to affiliates                                  -               584
   Future fees payable to parent                     368,978          233,034
   Short-term borrowing                               10,000           10,000
   Surplus notes                                     193,000          213,000
   Separate account liabilities                   17,835,400       12,095,164
                                                  ----------       ----------

      Total liabilities                           18,597,856       12,709,869
                                                  ----------       ----------

Shareholders Equity:
   Common stock, $80 par, 25,000 shares
     authorized, issued and outstanding                2,000            2,000
   Additional paid-in capital                        179,889          151,527
   Retained earnings                                  64,993           30,226
   Accumulated other comprehensive income              3,535              668
                                                  ----------       ----------

      Total shareholder's equity                     250,417          184,421
                                                  ----------       ----------

    Total liabilities and shareholder's equity   $18,848,273      $12,894,290
                                                 ===========      ===========




                 See notes to consolidated financial statements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

                        CONSOLIDATED STATEMENTS OF INCOME
                                 (in thousands)

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                            1998                     1997                    1996
                                                         ------------            -------------           ------------
REVENUES

Annuity and life insurance charges and fees                $186,211                $121,158                $69,780
Fee income                                                   50,839                  27,593                 16,420
Net investment income                                        11,130                   8,181                  1,586
Premium income                                                  874                     920                    125
Net realized capital gains                                       99                      87                    134
Other                                                           387                      75                      6
                                                         ------------            -------------           ------------

     Total revenues                                         249,540                 158,014                 88,051
                                                         ------------            -------------           ------------

BENEFITS AND EXPENSES

Benefits:
  Annuity benefits                                              558                   2,033                    613
  Change in annuity policy reserves                           1,053                      37                    635
  Cost of minimum death benefit reinsurance                   5,144                   4,545                  2,867
  Return credited to contractowners                          (8,930)                 (2,018)                   673
                                                         ------------            -------------           ------------

                                                             (2,175)                  4,597                  4,788
                                                         ------------            -------------           ------------
Expenses:
  Underwriting, acquisition and
      other insurance expenses                              167,640                  90,346                 49,737
  Amortization of state insurance licenses                      150                     150                    150
  Interest expense                                           41,004                  24,895                 10,791
                                                         ------------            -------------           ------------

                                                            208,794                 115,391                 60,678
                                                         ------------            -------------           ------------

     Total benefits and expenses                            206,619                 119,988                 65,466
                                                         ------------            -------------           ------------

Income from operations before income taxes                   42,921                  38,026                 22,585

     Income tax expense (benefit)                             8,154                  10,478                 (4,038)
                                                         ------------            -------------           ------------

        Net income                                          $34,767                 $27,548                $26,623
                                                         ============            =============           ============










                 See notes to consolidated financial statements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                                 (in thousands)


                                                                     FOR THE YEAR ENDED DECEMBER 31,
                                                             1998                  1997                  1996
                                                          -----------           -----------           -----------

Common stock:
      Beginning and ending balance                           $2,000              $ 2,000               $ 2,000

Additional paid in capital:
   Beginning balance                                        151,527              122,250                81,875
      Additional contributions                               28,362               29,277                40,375
                                                          -----------           -----------           ----------
         Ending balance                                     179,889              151,527               122,250

Retained earnings (deficit):
   Beginning balance                                         30,226                 2,678              (23,945)
      Net income                                             34,767                27,548               26,623
                                                          -----------           -----------           ----------
         Ending balance                                      64,993                30,226                2,678

Accumulated other comprehensive income:
   Beginning balance                                            668                 (584)                 (217)
      Other comprehensive income                              2,867                1,252                  (367)
                                                          -----------           -----------           -----------
         Ending balance                                       3,535                  668                  (584)
                                                          -----------           -----------           -----------
            Total shareholder's equity                     $250,417              $184,421              $126,345
                                                          ===========           ===========           ===========


                 See notes to consolidated financial statements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

                      CONSOLIDATED STATEMENTS OF CASH FLOW
                                 (in thousands)


                                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                                        1998                 1997                 1996
                                                                    ------------         ------------        ------------
Cash flow from operating activities:

  Net income                                                          $ 34,767             $ 27,548            $ 26,623
  Adjustments to reconcile net income to net cash
    used in operating activities:
      Increase in policy reserves                                        1,130                3,176               1,852
      Amortization of bond discount                                        101                   73                  27
      Amortization of insurance licenses                                   150                  150                 150
      Change in receivable from/payable to affiliates                      166               (1,321)                540
      Change in income tax receivable/payable                            7,704               (2,172)              1,688
      Increase in other assets                                          (1,191)                (604)               (661)
      Increase in accrued investment income                               (438)                (483)             (1,764)
      Decrease/(increase) in reinsurance receivable                      2,152                 (268)               (676)
      Increase in deferred acquisition costs, net                     (174,804)            (190,969)           (153,918)



      Increase in income tax receivable - deferred                     (14,242)              (9,631)            (16,903)
      Increase in accounts payable and accrued expenses                 20,637                5,719              32,323
      Increase in drafts outstanding                                     9,663                6,245              13,032
      Change in foreign currency translation, net                          (22)                 (34)                (77)
      Realized gain on sale of investments                                 (99)                 (87)               (134)
                                                                    ------------         ------------        ------------
           Net cash used in operating activities                      (114,326)            (162,658)            (97,898)
                                                                    ------------         ------------        ------------

Cash flow from investing activities:

  Purchase of fixed maturity investments                               (31,828)             (28,905)            (96,813)
  Proceeds from sale and maturity of fixed maturity investments          4,049               10,755               8,947
  Purchase of shares in mutual funds                                    (7,158)              (5,595)             (2,160)
  Proceeds from sale of shares in mutual funds                           6,086                1,415               1,274
  Decrease/(increase) in policy loans                                      118                 (528)               (104)
                                                                    ------------         ------------        ------------
            Net cash used in investing activities                       (28,733)             (22,858)            (88,856)
                                                                    ------------         ------------        ------------

Cash flow from financing activities:

  Capital contributions from parent                                      8,362               29,277              40,375
  Surplus notes                                                              -                    -             110,000
  Increase in future fees payable to Parent                            135,944              185,922              47,112
  Net (withdrawals from)/deposits to contractowner accounts             (5,696)               6,959               5,753
                                                                    ------------         ------------        ------------

        Net cash provided by financing activities                      138,610              222,158             203,240
                                                                    ------------         ------------        ------------

          Net increase/(decrease) in cash and cash equivalents          (4,449)              36,642              16,486
                                                                    ------------         ------------        ------------

          Cash and cash equivalents at beginning of year                81,974               45,332              28,846
                                                                    ------------         ------------        ------------

            Cash and cash equivalents at end of year                  $ 77,525             $ 81,974            $ 45,332
                                                                    ============         ============        ============

Supplemental cash flow disclosure:
  Income taxes paid                                                   $ 14,651             $ 22,308            $ 11,177
                                                                    ============         ============        ============

  Interest paid                                                       $ 35,588             $ 16,916            $  7,095
                                                                    ============         ============        ============


                 See notes to consolidated financial statements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                         (a wholly-owned subsidiary of
                                     Skandia Insurance Company Ltd.)

                   Notes to Consolidated Financial Statements
                                December 31, 1998


1.      ORGANIZATION AND OPERATION

        American Skandia Life Assurance Corporation (the "Company") is a wholly-owned subsidiary of American Skandia Investment Holding Corporation (the "Parent"); whose ultimate parent is Skandia Insurance Company Ltd., a Swedish corporation.

        The Company develops long-term savings and retirement products which are distributed through its affiliated broker/dealer company, American Skandia Marketing, Incorporated ("ASM"). The Company currently issues variable life insurance and variable, fixed, market value adjusted and immediate annuities for individuals, groups and qualified pension plans.

        The Company has 99.9% ownership in Skandia Vida, S.A. de C.V. which is a life insurance company domiciled in Mexico. This Mexican life insurer is a start up company with expectations of selling long-term savings products within Mexico. Skandia Vida, S.A. de C.V. had total shareholder's equity of $4,724,000 and $1,509,000 as of December 31, 1998, and 1997, respectively, and has generated net losses of $2,514,000, $1,438,000 and $781,000 for the years ended December 31,
        1998, 1997 and 1996, respectively.


2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        A.  Basis of Reporting

            The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles. Intercompany transactions and balances have been eliminated in consolidation.

            Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

        B.  New Accounting Pronouncements

            In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") 133, "Accounting for Derivative Instruments and
            Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities. The standard requires that all derivatives be carried on the balance sheets at fair value. The Company is currently not involved in derivatives or hedging instruments as part of its investment strategy. The Company is evaluating the potential impact of a change in accounting for derivative instruments embedded in certain products it issues. This standard is effective for years beginning after June 15, 1999.

            In March 1998, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Software Developed or Obtained for Internal Use," which provides guidance for determining when computer software developed or obtained for internal use should be capitalized. It also provides guidance on the amortization of capitalized costs and the recognition of impairment. The Company is evaluating the potential impact of adopting this SOP, which is effective for fiscal years beginning after December 15, 1998.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         C.  Investments

             The Company has classified its fixed maturity investments as either held-to-maturity or available-for-sale. Investments classified as held-to-maturity are investments that the Company has the ability and intent to hold to maturity. Such investments are carried at amortized cost. Those investments which are classified as available-for-sale, are carried at fair value and changes in unrealized gains and losses are reported as a component of other comprehensive income.

             The Company has classified its mutual fund investments as available-for-sale. Such investments are carried at fair value and changes in unrealized gains and losses are reported as a component of other comprehensive income.

             Policy loans are carried at their unpaid principal balances.

             Realized gains and losses on disposal of investments are determined by the specific identification method and are included in revenues.

         D.  Cash Equivalents

             The  Company   considers  all  highly  liquid  time  deposits,
             commercial paper and money market mutual funds purchased with a maturity of three months or less to be cash equivalents.

         E.  State Insurance Licenses

             Licenses to do business in all states have been capitalized and reflected at the purchase price of $6,000,000 less accumulated amortization. The cost of the licenses is being amortized over 40 years.

         F.  Fixed Assets

             Fixed assets consisting of furniture, equipment and leasehold improvements are carried at cost and depreciated on a straight-line basis over a period of three to five years. Accumulated depreciation amounted to $142,000 and $96,000 at December 31, 1998 and 1997, respectively. Depreciation expense for the years ended December 31, 1998, 1997 and 1996 was $46,000 and $63,000 and $29,000, respectively.

         G.  Income Taxes

             The Company is included in the consolidated federal income tax return of Skandia U.S. Investment Holding Corporation and its subsidiaries. In accordance with the tax sharing agreement, the federal and state income tax provision is computed on a separate return basis, as adjusted for consolidated items, such as net operating loss carryforwards.

             Income taxes are provided in accordance with SFAS 109, "Accounting for Income Taxes", which requires the asset and liability method of accounting for deferred taxes. The object of this method is to recognize an asset and liability for the expected future tax effects due to temporary differences between the financial reporting and the tax basis of assets and liabilities, based on enacted tax rates and other provisions of the tax law.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         H.  Recognition of Revenue and Contract Benefits

             Revenues for variable annuity contracts consist of charges against contractowner account values for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Benefit reserves for variable annuity contracts represent the account value of the contracts and are included in the separate account liabilities.

             Revenues for market value adjusted annuity contracts consist of separate account investment income reduced by benefit payments and changes in reserves in support of contractowner obligations, all of which are included in return credited to contractowners. Benefit reserves for these contracts represent the account value of the contracts, and are included in the general account liability for future contractowner benefits to the extent in excess of the separate account liabilities.

             Revenues for immediate annuity contracts without life contingencies consist of net investment income. Revenues for immediate annuity contracts with life contingencies consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on the Society of Actuaries 1983 Table-a with assumed interest rates that vary by issue year. Assumed interest rates ranged from 6.25% to 8.25% and 6.5% to 8.25% at December 31, 1998 and
             December 31, 1997, respectively.

             Revenues for variable life insurance contracts consist of charges against contractowner account values for the maintenance and expense fees, cost of insurance fees and surrender charges. Benefit reserves for variable life
             insurance   contracts  represent  the  account  value  of  the
             contracts   and  are   included   in  the   separate   account
             liabilities.

         I.  Deferred Acquisition Costs

             The costs of acquiring new business, which vary with and are primarily related to the production of new business, are being deferred net of reinsurance. These costs include commissions, costs of contract issuance, and certain selling expenses that vary with production. These costs are being amortized generally in proportion to expected gross profits from surrender charges, policy and asset based fees and mortality and expense margins. This amortization is adjusted retrospectively and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

             Details  of  the  deferred   acquisition   costs  and  related
             amortization for the years ended December 31, are as follows:

                      (in thousands)           1998         1997        1996
                                               ----         ----        ----

             Balance at beginning of year    $546,703     $355,734    $201,816

             Acquisition costs deferred
               during the year                261,432      243,476     171,253

             Acquisition costs amortized
               during the year                (86,628)     (52,507)    (17,335)
                                             ---------    ---------   ---------

             Balance at end of year          $721,507     $546,703    $355,734
                                             ========     ========    ========

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         J.  Reinsurance

             The Company cedes reinsurance under modified co-insurance arrangements. The reinsurance arrangements provide additional capacity for growth in supporting the cash flow strain from the Company's variable annuity and variable life insurance business. The reinsurance is effected under quota share contracts.

             The company reinsures certain mortality risks relating to the variable life insurance product, as well as, the guaranteed minimum death benefit feature in the variable annuity product.

             At December 31, 1998 and 1997, in accordance with the provisions of a modified coinsurance agreement, the Company accrued $1,976,000 and $0, respectively, for amounts receivable from favorable reinsurance experience on a block of variable annuity business.

         K.  Translation of Foreign Currency

             The financial position and results of operations of the Company's Mexican subsidiary are measured using local currency as the functional currency. Assets and liabilities of the subsidiary are translated at the exchange rate in effect at each year-end. Statements of income and shareholder's equity accounts are translated at the average rate prevailing during the year. Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         L.  Fair Values of Financial Instruments

             The methods and assumptions used to determine the fair value of financial instruments are as follows:

             Fair values of fixed maturities with active markets are based on quoted market prices. For fixed maturities that trade in less active markets, fair values are obtained from an independent pricing service.

             Fair values of investments in mutual funds are based on quoted market prices.

             The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these investments.

             The carrying value of short-term borrowing approximates fair value due to the short-term nature of these liabilities.

             Fair values of certain financial instruments, such as future fees payable to parent and surplus notes are not readily determinable and are excluded from fair value disclosure requirements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         M.  Separate Accounts

             Assets and liabilities in Separate Accounts are included as separate captions in the consolidated statements of financial condition. Separate Account assets consist principally of long term bonds, investments in mutual funds, short-term securities and cash and cash equivalents, all of which are carried at fair value. The investments are managed predominately through the Company's investment advisory affiliate, American Skandia Investment Services, Inc. ("ASISI"), utilizing various fund managers as sub-advisors. The remaining investments are managed by independent investment firms. The contractowner has the option of directing funds to a wide variety of mutual funds. The investment risk on the variable portion of a contract is borne by the contractowner. A fixed option with a minimum guaranteed interest rate is also available. The Company is responsible for the credit risk associated with these investments.

             Included in Separate Account liabilities are $771,195,000 and $773,067,000 at December 31, 1998 and 1997, respectively, relating to annuity contracts for which the contractowner is guaranteed a fixed rate of return. Separate Account assets of $771,195,000 and $773,067,000 at December 31, 1998 and 1997,
             respectively, consisting of long term bonds, short term securities, transfers due from general account and cash and cash equivalents are held in support of these annuity contracts, pursuant to state regulation.

         N.  Estimates

             The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant estimates and assumptions are related to deferred acquisition costs and involve policy lapses, investment return and maintenance expenses. Actual results could differ from those estimates.

3.       COMPREHENSIVE INCOME

         As of January 1, 1998 the Company adopted SFAS 130, "Reporting Comprehensive Income," which sets standards for the reporting and display of comprehensive income and its components; however, the adoption of this Statement had no impact on the Company's financial position or net income. SFAS 130 requires unrealized gains and losses on the Company's available-for-sale securities and foreign currency translation adjustments, which prior to adoption were reported separately in shareholder's equity, to be included in other comprehensive income. Prior year financial statements have been reclassified to conform to the requirements of SFAS 130.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


        The components of comprehensive income, net of tax, for the years ended December 31, 1998, 1997 and 1996 were as follows:

                  (in thousands)                                           1998              1997           1996
                                                                           ----              ----           ----

         Net income                                                       $34,767          $27,548         $26,623
         Other comprehensive income:
            Unrealized investment gains/(losses) on
               available for sale securities                                2,751            1,288            (331)
            Reclassification adjustment for realized
               losses/(gains) included in investment income                   138              (14)            (99)
                                                                        ---------        ---------      ----------
            Net unrealized gains/(losses) on securities                     2,889            1,274            (430)

            Foreign currency translation                                      (22)             (22)             64
                                                                       ----------       ----------      ----------

         Other comprehensive income                                         2,867            1,252            (367)
                                                                         --------         --------       ----------

         Comprehensive income                                             $37,634          $28,800         $26,257
                                                                          =======          =======         =======


         The components of accumulated other comprehensive income, net of tax, as of December 31, 1998 and 1997 were as follows:

                  (in thousands)                                         1998                    1997
                                                                         ----                    ----

         Unrealized investment gains                                    $3,843                   $954
         Foreign currency translation                                     (308)                  (286)
                                                                      --------                  -----

         Accumulated other comprehensive income                         $3,535                   $668
                                                                        ======                   ====


4.       INVESTMENTS

         The amortized cost, gross unrealized gains/losses and estimated fair value of available-for-sale and held-to-maturity fixed maturities and investments in mutual funds as of December 31, 1998 and 1997 are shown below. All securities held at December 31, 1998 are publicly traded.

         Investments in fixed maturities as of December 31, 1998 consisted of the following:

                  (in thousands)                                     Held-to-Maturity

                                                                 Gross               Gross
                                           Amortized          Unrealized          Unrealized             Fair
                                             Cost                Gains              Losses               Value
         U.S. Government
            obligations                      $3,774                $57               $  -                $3,831

         Corporate securities                 4,515                 34                  -                 4,549
                                            -------               ----              -----               -------

            Totals                           $8,289                $91               $  -                $8,380
                                             ======                ===               ====                ======

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                         (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


                  (in thousands)                                     Available-for-Sale

                                                                Gross                Gross
                                         Amortized           Unrealized           Unrealized             Fair
                                           Cost                 Gains               Losses               Value
         U.S. Government
            obligations                   $  17,399            $   678               $  -             $  18,077

         Obligations of
            state and political
            subdivisions                        253                  7                  -                   260

         Corporate securities               117,774              5,160                 76             122,858
                                          ---------            -------               ----           -----------

            Totals                         $135,426             $5,845                $76              $141,195
                                           ========             ======                ===              ========


         The amortized cost and fair value of fixed maturities, by contractual maturity, at December 31, 1998 are shown below.

                  (in thousands)                        Held-to-Maturity                  Available-for-Sale

                                                    Amortized          Fair             Amortized           Fair
                                                      Cost             Value              Cost              Value

         Due in one year or less                      $4,927          $4,982       $           -  $           -

         Due after one through five years              3,362           3,398              54,789             56,850

         Due after five through ten years                  -               -              80,637             84,345
                                                  ----------      ----------          ----------         ----------

               Total                                  $8,289          $8,380            $135,426           $141,195
                                                      ======          ======            ========           ========


         Investments in fixed maturities as of December 31, 1997 consisted of the following:

                  (in thousands)                       Held-to-Maturity

                                                                    Gross               Gross
                                            Amortized            Unrealized          Unrealized             Fair
                                              Cost                  Gains              Losses               Value

         U.S. Government
            obligations                       $3,790                 $71                   $9                $3,852

         Obligations of
            state and political
            subdivisions                          50                   -                    -                    50

         Corporate
            securities                         5,527                   2                   19                 5,510
                                             -------               -----                 ----               -------

               Totals                         $9,367                 $73                  $28                $9,412
                                              ======                 ===                  ===                ======

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


                  (in thousands)                                 Available for Sale
                                                                 ------------------
                                                                Gross              Gross
                                         Amortized            Unrealized         Unrealized              Fair
                                           Cost                  Gains             Losses                Value
                                         ---------            ----------         ----------              -----
         U.S. Government
            obligations                   $ 14,999              $  202             $  -              $  15,201

         Obligations of
            state and political
            subdivisions                       202                   -                -                    202

         Corporate
            securities                      91,470               1,505               55                 92,920
                                        ----------             -------             ----             ----------

               Totals                     $106,671              $1,707              $55               $108,323
                                          ========              ======              ===               ========


        Proceeds from sales of fixed maturities during 1998, 1997 and 1996 were
        $999,000, $5,056,000  and  $8,732,000,   respectively.  Proceeds  from
        maturities during 1998, 1997 and 1996 were $3,050,000,  $5,700,000 and
        $215,000, respectively.

        The cost, gross unrealized gains/losses and fair value of investments in mutual funds at December 31, 1998 and 1997 are shown below:

             (in thousands)           Gross             Gross
                                    Unrealized        Unrealized       Fair
                      Cost            Gains             Losses         Value
                     ------         ----------        ----------      ------
         1998        $8,068            $416              $274         $8,210
                     ======            ====              ====         ======


         1997        $6,896            $ 43              $228         $6,711
                     ======            ====              ====         ======

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         Net realized investment gains (losses) were as follows for the years ended December 31:

                  (in thousands)                                 1998                   1997               1996
                                                                 ----                   ----               ----

         Fixed maturities:
           Gross gains                                         $    -                   $  10             $   -
           Gross losses                                             (1)                    -                  -
         Investment in mutual funds:
           Gross gains                                             281                    116                140
           Gross losses                                           (181)                   (39)                (6)
                                                               -------                 ------              -----

         Totals                                                 $   99                  $  87               $134
                                                                ======                  =====               ====



5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31, 1998, 1997 and 1996 were as follows:

                  (in thousands)                                1998                   1997                1996
                                                                ----                   ----                ----

         Fixed maturities                                     $  8,534                 $6,617            $   836
         Cash and cash equivalents                               1,717                  1,153                685
         Investment in mutual funds                              1,013                    554                144
         Policy loans                                               45                     28                  5
                                                           -----------              ---------         ----------

         Total investment income                                11,309                  8,352              1,670

         Investment expenses                                       179                    171                 84
                                                            ----------               --------          ---------

         Net investment income                                 $11,130                 $8,181             $1,586
                                                               =======                 ======             ======



6.       INCOME TAXES

         The significant components of income tax expense (benefit) for the years ended December 31, are as follows:

                (in thousands)                                 1998                  1997                  1996
                                                               ----                  ----                  ----

         Current tax expense                                  $22,384                $20,108              $12,865

         Deferred tax benefit                                 (14,230)                (9,630)             (16,903)
                                                             --------              ---------             --------

         Total income tax expense (benefit)                  $  8,154                $10,478             ($ 4,038)
                                                             ========                =======              =======

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         The tax effects of significant items comprising the Company's deferred tax balance as of December 31, 1998 and 1997, are as follows:

                  (in thousands)                                         1998                         1997
                                                                         ----                         ----

         Deferred tax liabilities:
             Deferred acquisition costs                                ($210,731)                  ($159,766)
             Payable to reinsurers                                       (25,585)                    (25,369)
             Policy fees                                                    (859)                       (656)
             Unrealized investment gains and losses                       (2,069)                       (514)
                                                                     -----------                -------------

             Total                                                      (239,244)                   (186,305)
                                                                       ---------                   ---------

         Deferred tax assets:
             Net separate account liabilities                            225,600                     175,872
             Reserve for future contractowner benefits                    13,128                      15,121
             Other reserve differences                                    25,335                      10,534
             Deferred compensation                                         9,619                       7,187
             Surplus notes interest                                        3,375                       2,729
             Foreign exchange translation                                    166                         154
             Other                                                           882                         882
                                                                    ------------                ------------

             Total                                                       278,105                     212,479
                                                                       ---------                   ---------

             Income tax receivable - deferred                          $  38,861                   $  26,174
                                                                       =========                   =========

         Management believes that based on the taxable income produced in the current year and the continued growth in annuity products, the Company will produce sufficient taxable income in the future to realize its deferred tax asset. As such, the Company released the deferred tax valuation allowance of $9,325,000 in 1996.

         The income tax expense was different from the amount computed by applying the federal statutory tax rate of 35% to pre-tax income from continuing operations as follows:

                  (in thousands)                                     1998              1997                 1996
                                                                     ----              ----                 ----

         Income (loss) before taxes
             Domestic                                              $45,435             $39,464             $23,366
             Foreign                                                (2,514)             (1,438)               (781)
                                                                 ---------           ---------           ---------
             Total                                                  42,921              38,026              22,585

             Income tax rate                                            35%                 35%                 35%
                                                                 ---------           ---------           ---------

         Tax expense at federal
             statutory income tax rate                              15,022              13,309               7,905

         Tax effect of:
             Change in valuation allowance                               -                  -               (9,325)
             Dividend received deduction                            (9,085)             (4,585)             (2,266)
             Losses of foreign subsidiary                              880                 503                 273
             Meals and entertainment                                   487                 340                  43
             State income taxes                                        673                 577                 356
             Other                                                     177                 334              (1,024)
                                                                  --------             -------           ---------

         Income tax expense (benefit)                             $  8,154             $10,478           ($  4,038)
                                                                  ========             =======            =========


                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


7.       RECEIVABLE FROM/PAYABLE TO AFFILIATES

         Certain operating costs (including personnel, rental of office space, furniture, and equipment) have been charged to the Company at cost by
         American Skandia  Information  Services  and  Technology   Corporation
         ("ASIST"), an affiliated company; and likewise, the Company has charged operating costs to ASISI. The total cost to the Company for these items was $7,722,000, $5,572,000 and $11,581,000 for the years ended December
         31, 1998, 1997 and 1996, respectively. Income received for these items was $1,355,000, $3,225,000 and $1,148,000 for the years ended December
         31, 1998, 1997 and 1996, respectively. Amounts receivable from affiliates under these arrangements were $98,000 and $549,000 as of December 31, 1998 and 1997, respectively. Amounts payable to affiliates under these arrangements were $551,000 and $264,000 as of December 31, 1998 and 1997, respectively.


8.       FUTURE FEES PAYABLE TO PARENT

         In a series of transactions with its Parent, the Company sold certain rights to receive future fees and contract charges expected to be realized on variable portions of designated blocks of deferred annuity contracts. The effective dates and issue periods these transactions cover are as follows:


                             Closing    Effective        Contract Issue
            Transaction       Date         Date              Period
            -----------     --------    ---------      -----------------

               1996-1       12/16/96      9/1/96       1/1/94 -  6/30/96
               1997-1        7/23/97      6/1/97       3/1/96 -  4/30/97
               1997-2       12/30/97     12/1/97       5/1/95 - 12/31/96
               1997-3       12/30/97     12/1/97       5/1/96 - 10/31/97
               1998-1        6/30/98      6/1/98       1/1/97 -  5/31/98
               1998-2       11/10/98     10/1/98       5/1/97 -  8/31/98
               1998-3       12/30/98     12/1/98       7/1/96 - 10/31/98


        In connection with these transactions, the Parent issued collateralized notes in a private placement which are secured by the rights to receive future fees and charges purchased from the Company.

        Under the terms of the Purchase Agreements, the rights sold provide for the Parent to receive a percentage of future mortality and expense charges and contingent deferred sales charges, after reinsurance, expected to be realized over the remaining surrender charge period of the designated contracts (6 to 8 years). The percentage is 100% on transactions 1997-3 and 1998-3 and 80% on all other transactions.

        The Company did not sell the right to receive future fees and charges after the expiration of the surrender charge period.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


        The proceeds from the sales have been recorded as a liability and are being amortized over the remaining surrender charge period of the designated contracts using the interest method. The present value of the transactions as of the respective effective date was as follows:

         (in thousands)
                                                               Present
           Transaction             Discount Rate                Value
           -----------             -------------               -------
             1996-1                    7.5%                    $50,221
             1997-1                    7.5%                     58,767
             1997-2                    7.5%                     77,552
             1997-3                    7.5%                     58,193
             1998-1                    7.5%                     61,180
             1998-2                    7.0%                     68,573
             1998-3                    7.0%                     40,128

        Payments representing fees and charges in the aggregate amount of $69,226,000, $22,250,000 and $0, were made by the Company to the Parent for the years ended December 31, 1998, 1997 and 1996, respectively. Related interest expense of $22,978,000, $6,842,000 and $42,000 has been included in the statement of income for the years ended December 31, 1998, 1997 and 1996, respectively.

        Expected payments of future fees payable to Parent as of December 31, 1998 are as follows:

                                     Year Ended
          (in thousands)            December 31,                    Amount
                                    ------------                  ----------
                                       1999                       $   64,520
                                       2000                           68,403
                                       2001                           67,953
                                       2002                           64,238
                                       2003                           54,382
                                       2004                           35,601
                                       2005                           12,441
                                       2006                            1,440
                                                                  ----------
                                       Total                      $  368,978
                                                                  ==========

        The Commissioner of the State of Connecticut has approved the sale of future fees and charges; however, in the event that the Company becomes subject to an order of liquidation or rehabilitation, the Commissioner has the ability to stop the payments due to the Parent under the Purchase Agreement subject to certain terms and conditions.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


9.      LEASES

        The Company leases office space under a lease agreement established in 1989 with ASIST. The lease expense for 1998, 1997 and 1996 was $3,588,000, $2,428,000 and $1,583,000, respectively. Future minimum lease payments per year and in aggregate as of December 31, 1998 are as follows:

         (in thousands)        1999                           $  3,619
                               2000                              5,070
                               2001                              5,070
                               2002                              5,070
                               2003                              5,070
                               2004 and thereafter              40,271
                                                              --------

                               Total                          $ 64,170
                                                              ========

10.     RESTRICTED ASSETS

        To comply with certain state insurance departments' requirements, the Company maintains cash, bonds and notes on deposit with various states. The carrying value of these deposits amounted to $3,747,000 and $3,757,000 as of December 31, 1998, and 1997, respectively. These deposits are required to be maintained for the protection of contractowners within the individual states.


11.     RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

        Statutory basis shareholder's equity was $285,553,000 and $294,586,000 at December 31, 1998 and 1997, respectively.

        The statutory basis net loss was $13,152,000, $8,970,000 and $5,405,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

        Under various state insurance laws, the maximum amount of dividends that can be paid to shareholders without prior approval of the state insurance department is subject to restrictions relating to statutory surplus and net gain from operations. At December 31, 1998, no amounts may be distributed without prior approval.


12.     EMPLOYEE BENEFITS

        The Company has a 401(k) plan for which substantially all employees are eligible. Under this plan, the Company contributes 3% of salary for all participating employees and matches employee contributions at a 50%
        level up to an additional 3% Company contribution. Company contributions to this plan on behalf of the participants were $2,115,000, $1,220,000 and $850,000 for the years ended December 31,
        1998, 1997 and 1996, respectively.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                         (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


        The Company has a deferred compensation plan, which is available to the internal field marketing staff and certain officers. Company contributions to this plan on behalf of the participants were $342,000, $270,000 and $245,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

        The Company and an affiliate cooperatively have a long-term incentive plan under which units are awarded to executive officers and other personnel. The program consists of multiple plans, with a new plan instituted each year. Generally, participants must remain employed by the Company or its affiliates at the time such units are payable in order to receive any payments under the plan. The accrued liability representing the value of these units was $21,372,000 and $15,720,000 as of December 31, 1998 and 1997, respectively. Payments under this plan were $2,407,000, $1,119,000 and $602,000 for the years ended
        December 31, 1998, 1997, and 1996, respectively.

13.     REINSURANCE

        The effect of reinsurance for the years ended December 31, 1998, 1997 and 1996 is as follows:

         (in thousands)                                    1998
                                                           ----
                                  Policy                 Change in             Return Credited
                             Charges and Fees         Policy Reserves         to Contractowners
                             ----------------         ---------------         -----------------
         Gross                   $215,425                $   691                  ($8,921)
         Ceded                     29,214                   (362)                       9
                                 --------                -------                  -------
         Net                     $186,211                $ 1,053                  ($8,930)
                                 ========                =======                  =======


                                                            1997
                                                            ----
                                  Policy                 Change in             Return Credited
                             Charges and Fees         Policy Reserves         to Contractowners
                             ----------------         ---------------         -----------------
         Gross                   $144,417                   $955                    ($1,972)
         Ceded                     23,259                    918                         46
                                 --------                  -----                    -------
         Net                     $121,158                  $  37                    ($2,018)
                                 ========                  =====                     ======


                                                            1996
                                                            ----
                                  Policy                 Change in              Return Credited
                             Charges and Fees         Policy Reserves          to Contractowners
                             ----------------         ---------------          -----------------
         Gross                    $87,370                   $815                     $779
         Ceded                     17,590                    180                      106
                                 --------                  -----                    -----
         Net                      $69,780                   $635                     $673
                                  =======                   ====                     ====


        Such ceded reinsurance does not relieve the Company of its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


14.    SURPLUS NOTES

       The Company has issued surplus notes to its Parent in exchange for cash. Surplus notes outstanding as of December 31, 1998 and 1997 were as follows:

              (in thousands)
                                                                                    Interest for the
                                        Interest      1998        1997           Years Ended December 31,
              Issue Date                  Rate       Amount      Amount        1998        1997       1996
              ----------                  ----       ------      ------        ----        ----       ----

         December 29, 1993                6.84%    $      -    $ 20,000       $ 1,387    $ 1,387    $ 1,391
         February 18, 1994                7.28%      10,000      10,000           738        738        740
         March 28, 1994                   7.90%      10,000      10,000           801        801        803
         September 30, 1994               9.13%      15,000      15,000         1,389      1,389      1,392
         December 28, 1994                9.78%      14,000      14,000         1,388      1,388      1,392
         December 19, 1995                7.52%      10,000      10,000           762        762        765
         December 20, 1995                7.49%      15,000      15,000         1,139      1,139      1,142
         December 22, 1995                7.47%       9,000       9,000           682        682        684
         June 28, 1996                    8.41%      40,000      40,000         3,411      3,411      1,747
         December 30, 1996                8.03%      70,000      70,000         5,699      5,699         31
                                                   --------    --------       -------    -------    -------      -
         Total                                     $193,000    $213,000       $17,396    $17,396    $10,087
                                                   ========    ========       =======    =======    =======

        The surplus note for $20,000,000 dated December 29, 1993 was converted to additional paid-in capital on December 31, 1998.

        All surplus notes mature seven years from the issue date.

        Payment of interest and repayment of principal for these notes is subject to certain conditions and require approval by the Insurance Commissioner of the State of Connecticut. At December 31, 1998 and 1997, $9,644,000 and $7,796,000, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.


15.     SHORT-TERM BORROWING

        The Company had a $10 million short-term loan payable to the Parent at December 31, 1998 and 1997. The total interest expense to the Company was $622,000, $642,000 and $643,000 and for the years ended December 31, 1998, 1997 and 1996, respectively, of which $182,000 and $201,000 was payable as of December 31, 1998 and 1997, respectively.


16.     CONTRACT WITHDRAWAL PROVISIONS

        Approximately 99% of the Company's separate account liabilities are subject to discretionary withdrawal by contractowners at market value or with market value adjustment. Separate account assets which are carried at fair value are adequate to pay such withdrawals which are generally subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


17.     SEGMENT REPORTING

        In June 1997, the FASB issued SFAS 131, "Disclosures about Segments of an Enterprise and Related Information." SFAS 131 establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that those enterprises report selected information about operating segments in interim financial reports issued to shareholders. It also establishes standards related to disclosures about products and services, geographic areas and major customers. SFAS 131 is effective for financial statement periods beginning after December 15, 1997.

        During 1998, to complement its annuity products, the Company launched specific marketing and operational activities towards the release of variable life insurance and qualified retirement plan annuity products. As of December 31, 1998, sales were not significant enough to warrant full segment disclosures. Sales, as measured by premium received, for the year ended December 31, 1998 and assets under management as of December 31, 1998, for the respective segments were as follows:

                      (in thousands)                   Variable         Variable      Qualified
                                                        Annuity           Life           Plans         Total
                                                     ------------       --------      ---------     -----------
         Sales                                        $ 4,122,272        $1,188        $36,202      $ 4,159,662
                                                      ===========        ======        =======      ===========

         Assets under management                      $17,809,437        $1,295        $44,029      $17,854,761
                                                      ===========        ======        =======      ===========

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


18.     QUARTERLY FINANCIAL DATA (UNAUDITED)

        The  following  table  summarizes   information  with  respect  to  the
        operations of the Company on a quarterly basis:


                   (in thousands)                                            Three Months Ended
                                                     March 31          June 30        September 30       December 31
                                                     --------          -------        ------------       -----------
                      1998
                      ----
         Premiums and other insurance
            revenues                                  $ 50,593          $ 57,946         $ 62,445          $ 67,327
         Net investment income                           3,262             2,410            2,469             2,989
         Net realized capital gains (losses)               156                13              (46)              (24)
                                                      --------          --------         --------          --------
         Total revenues                                 54,011            60,369           64,868            70,292

         Benefits and expenses                          46,764            42,220           48,471            69,164
                                                      --------          --------         --------          --------

         Pre-tax net income                              7,247            18,149           16,397             1,128

         Income taxes                                    1,175             4,174            2,223               582
                                                      --------          --------         --------          --------

         Net income                                   $  6,072          $ 13,975         $ 14,174          $    546
                                                      ========          ========         ========          ========


                       1997
                       ----
         Premiums and other insurance
            revenues                                  $ 30,186          $ 34,056         $ 41,102          $ 44,402
         Net investment income                           1,369             2,627            2,031             2,154
         Net realized capital gains                         20                43               21                 3
                                                      --------          --------         --------          --------
         Total revenues                                 31,575            36,726           43,154            46,559

         Benefits and expenses                          18,319            30,465           31,179            40,025
                                                      --------          --------         --------          --------

         Pre-tax net income                             13,256             6,261           11,975             6,534

         Income taxes                                    4,260             2,614            3,354               250
                                                      --------          --------         --------          --------

         Net income                                   $  8,996          $  3,647         $  8,621          $  6,284
                                                      ========          ========         ========          ========


                       1996
                       ----
         Premiums and other insurance
            revenues                                  $ 16,606          $ 20,453         $ 22,366          $ 26,906
         Net investment income                             455               283              270               578
         Net realized capital gains                         92                13                6                23
                                                      --------          --------         --------          --------
         Total revenues                                 17,153            20,749           22,642            27,507

         Benefits and expenses                          12,725             9,430           17,007            26,304
                                                      --------         ---------         --------          --------

         Pre-tax net income                              4,428            11,319            5,635             1,203

         Income taxes                                    1,769             3,624            3,096           (12,527)
                                                      --------         ---------         --------          --------

         Net income                                   $  2,659         $   7,695         $  2,539          $ 13,730
                                                      ========         =========         ========          ========


        As described in Note 6, the valuation allowance relating to deferred income taxes was released during the three months ended December 31, 1996.

                            FINANCIAL STATEMENTS FOR
         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F

                              American Skandia Life
                              Assurance Corporation

                               Variable Account F

                        For the period from June 26, 1998
                            through December 31, 1998

                          Independent Auditor's Report


To the Contractowners of
    American Skandia Life Assurance Corporation
    Variable Account F and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the accompanying statement of assets and contractowners' equity of the twenty-six sub-accounts of American Skandia Life Assurance Corporation Variable Account F, referred to in Note 1, as of December 31, 1998, and the related statements of operations and changes in net assets for the period from June 26, 1998 through December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the twenty-six sub-accounts of American Skandia Life Assurance Corporation Variable Account F, referred to in
Note 1, at December 31, 1998, and the results of their operations and their changes in net assets for the period June 26, 1998 through December 31, 1998 in conformity with generally accepted accounting principles.


/s/Ernst & Young LLP



Hartford, Connecticut
February 20, 1999





AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARAIBLE ACCOUNT F
STATEMENT OF ASSETS AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 1998



-------------------------------------------------------------------------------------------------------------------------

                                        ASSETS

Investment in mutual funds at market value ( Note 2 ):
      The Alger American Fund ( AAF ):
            Growth Portfolio - 33,980 shares ( cost $26,963)                               $ 33,980
      American Skandia Trust ( AST ):
            Putnam International Equity Portfolio - 26,727 shares ( cost $22,207)            26,727
            Putnam Balanced Portfolio - 4,021 shares ( cost $3,809)                           4,021
            Putnam Value Growth & Income Portfolio - 8,120 shares ( cost $7,432)              8,120
            Lord Abbett Growth & Income Portfolio - 60,973 shares ( cost $55,858)            60,973
            Lord Abbett Small Cap Value Portfolio - 11,666 shares ( cost $11,381)            11,666
            Jancap Growth Portfolio - 301,846 shares ( cost $253,862)                       301,846
            Money Market Portfolio - 31,524 shares ( cost $31,524)                           31,524
            Neuberger & Berman Midcap Value Portfolio - 40,578 shares ( cost $38,967)        40,578
            Neuberger & Berman Midcap Growth Portfolio - 39,402 shares ( cost $35,395)       39,402
            Federated High Yield Portfolio - 51,210 shares ( cost $50,501)                   51,210
            T. Rowe Price Asset Allocation Portfolio - 7,736 shares ( cost $7,431)            7,736
            T. Rowe Price International Bond Portfolio - 15,385 shares ( cost $14,794)       15,385
            T. Rowe Price Natural Resources Portfolio - 12,006 shares ( cost $12,137)        12,006
            T. Rowe Price Small Company Value Portfolio - 31,922 shares ( cost $31,292)      31,922
            Founders Capital Appreciation Portfolio - 4,022 shares ( cost $3,958)             4,022
            PIMCO Total Return Bond Portfolio - 24,671 shares ( cost $24,773)                24,671
            PIMCO Limited Maturity Bond Portfolio - 33,883 shares ( cost $33,843)            33,883
            INVESCO Equity Income Portfolio - 77,257 shares ( cost $74,478)                  77,257
            Oppenheimer Large-Cap Growth - 6,473 shares ( cost $5,937)                        6,473
            Janus Overseas Growth Portfolio - 121,827 shares ( cost $113,101)               121,827
            Twentieth Century Strategic Balanced Portfolio - 2,086 shares ( cost $1,977)      2,086
            Twentieth Century International Growth Portfolio - 27,908 shares ( cost $27,313) 27,908
            Marsico Capital Growth Portfolio - 298,436 shares ( cost $273,152)              298,436
            Cohen & Steers Realty Portfolio - 2,095 shares ( cost $2,001)                     2,095
            Bankers Trust Enhanced 500  Portfolio - 19,256 shares ( cost $17,687)            19,256
                                                                                       -------------
                          Total Invested Assets                                         $ 1,295,010






                                                                                       =============
                          Total Assets                                                  $ 1,295,010
                                                                                       =============



-------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.



-------------------------------------------------------------------------------------------------------------------------

                                      NET ASSETS
                                                                                                     Unit
Contractowners' Equity                                                                    Units      Value

       AAF - Growth                                                                           2,771   12.26     $ 33,980
       AST - Putnam International Equity                                                      2,765    9.67       26,727
       AST - Putnam Balanced                                                                    390   10.31        4,021
       AST - Putnam Value Growth & Income                                                       798   10.17        8,120
       AST - Lord Abbett Growth & Income                                                      6,010   10.15       60,973
       AST - Lord Abbett Small Cap Value                                                      1,299    8.98       11,666
       AST - JanCap Growth                                                                   22,655   13.32      301,846
       AST - Money Market                                                                     3,086   10.21       31,524
       AST - Neuberger & Berman Midcap Value                                                  4,156    9.76       40,578
       AST - Neuberger & Berman Midcap Growth                                                 3,699   10.65       39,402
       AST - Federated High Yield                                                             5,228    9.80       51,210
       AST - T. Rowe Price Asset Allocation                                                     723   10.69        7,736
       AST - T. Rowe Price International Bond                                                 1,396   11.02       15,385
       AST - T. Rowe Price Natural Resources                                                  1,464    8.20       12,006
       AST - T. Rowe Price Small Company Value                                                3,713    8.60       31,922
       AST - Founders Capital Appreciation                                                      394   10.20        4,022
       AST - PIMCO Total Return Bond                                                          2,341   10.54       24,671
       AST - PIMCO Limited Maturity Bond                                                      3,294   10.29       33,883
       AST - INVESCO Equity Income                                                            7,576   10.20       77,257
       AST - Oppenheimer Large-Cap Growth                                                       573   11.29        6,473
       AST - Janus Overseas Growth                                                           13,110    9.29      121,827
       AST - Twentieth Century Strategic Balanced                                               191   10.94        2,086
       AST - Twentieth Century International Growth                                           2,968    9.40       27,908
       AST - Marsico Capital Growth                                                          26,845   11.12      298,436
       AST - Cohen & Steers Realty                                                              235    8.90        2,095
       AST - Bankers Trust Enhanced                                                           1,741   11.06       19,256
                                                                                                            -------------
                          Total Contractowners' Equity                                                       $ 1,295,010

                                                                                                            =============
                          Total Contractowners' Equity                                                       $ 1,295,010
                                                                                                            =============



-------------------------------------------------------------------------------------------------------------------------


AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 1998



--------------------------------------------------------------------------------------------------------------------------------

                                                                                             AST - Putnam       AST - Putnam
                                                                              AAF           International         Balanced
                                                          Total              Growth        Equity Portfolio       Portfolio
                                                   ------------------------------------------------------------------------------
                                                      Periods Ended      June 26 * thru    August 11 * thru   October 15 * thru
                                                    December 31, 1998  December 31, 1998  December 31, 1998   December 31, 1998
                                                   ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                    $ -                $ -                $ -                 $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
      (Note 6)                                                    (180)               (92)               (82)                 (6)
                                                   ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (180)               (92)               (82)                 (6)
                                                   ------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                             293                144                137                  12
   Cost of Securities Sold                                         293                137                145                  11

                                                   ------------------------------------------------------------------------------
       Net Gain (Loss)                                               -                  7                 (8)                  1
   Capital Gain Distributions Received                               -                  -                  -                   -
                                                   ------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                             -                  7                 (8)                  1
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                               -                  -                  -                   -
   End of Period                                                11,748              7,016              4,520                 212
                                                   ------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                      11,748              7,016              4,520                 212
                                                   ------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATION$ 11,568            $ 6,931            $ 4,430               $ 207
                                                   ==============================================================================


---------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                   ------------------------------------------------------------------------------


                                                   AST - Putnam Value  AST - Lord Abbett  AST - Lord Abbett          AST
                                                     Growth & Income    Growth & Income    Small Cap Value      JanCap Growth
                                                   ------------------------------------------------------------------------------
                                                    August 11 * thru    August 11 * thru    June 26 * thru     June 26 * thru
                                                    December 31, 1998  December 31, 1998  December 31, 1998   December 31, 1998
                                                   ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                    $ -                $ -                $ -                 $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                      (35)             (119)               (56)               (940)
                                                   ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (35)              (119)               (56)               (940)
                                                   ------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                              61                217                 92              14,534
   Cost of Securities Sold                                          61                206                110              14,557

                                                   ------------------------------------------------------------------------------
       Net Gain (Loss)                                               -                 11                (18)                (23)
   Capital Gain Distributions Received                               -                  -                  -                   -
                                                   ------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                             -                 11                (18)                (23)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                               -                  -                  -                   -
   End of Period                                                   687              5,115                284              47,984
                                                   ------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                         687              5,115                284              47,984
                                                   ------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $ 652            $ 5,007              $ 210            $ 47,021
                                                   ==============================================================================


---------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                   ------------------------------------------------------------------------------

                                                                        AST - Neuberger    AST - Neuberger
                                                           AST              & Berman           & Berman        AST - Federated
                                                      Money Market        Midcap Value      Midcap Growth        High Yield
                                                   ------------------------------------------------------------------------------
                                                   November 18 * thru    June 26 * thru     June 26 * thru    October 7 * thru
                                                    December 31, 1998  December 31, 1998  December 31, 1998   December 31, 1998
                                                   ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                  $ 814                $ -                $ -                 $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                     (211)               (93)               (44)                (61)
                                                   ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       603                (93)               (44)                (61)
                                                   ------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                         330,020                156                 80                  90
   Cost of Securities Sold                                     330,020                166                 85                  88

                                                   ------------------------------------------------------------------------------
       Net Gain (Loss)                                               -                (10)                (5)                  2
   Capital Gain Distributions Received                               -                  -                  -                   -
                                                   ------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                             -                (10)                (5)                  2
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                               -                  -                  -                   -
   End of Period                                                     -              1,610              4,007                 709
                                                   ------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                           -              1,610              4,007                 709
                                                   ------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $ 603            $ 1,507            $ 3,958               $ 650
                                                   ==============================================================================


---------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                        ------------------------------------------------------------------------------



                                                AST - T. Rowe Price  AST-T. Rowe Price    AST-T. Rowe Price   AST-T. Rowe Price
                                                 Asset Allocation   International Bond    Natural Resources   Small Company Value
                                                   ------------------------------------------------------------------------------
                                                    December 4 * thru   October 7 * thru   August 11 * thru   December 3 * thru
                                                    December 31, 1998  December 31, 1998  December 31, 1998   December 31, 1998
                                                   ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                    $ -                $ -                $ -                 $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                       (7)               (41)               (53)                (29)
                                                   ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (7)               (41)               (53)                (29)
                                                   ------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                               7                 67                 95                  62
   Cost of Securities Sold                                           7                 66                 94                  62

                                                   ------------------------------------------------------------------------------
       Net Gain (Loss)                                               -                  1                  1                   -
   Capital Gain Distributions Received                               -                  -                  -                   -
                                                   ------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                             -                  1                  1                   -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                               -                  -                  -                   -
   End of Period                                                   306                591               (131)                630
                                                   ------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                         306                591               (131)                630
                                                   ------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $ 299              $ 551             $ (183)              $ 601
                                                   ==============================================================================


---------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                   ------------------------------------------------------------------------------




                                                   AST - Founders       AST - PIMCO       AST - PIMCO Limited   AST - INVESCO
                                                 Capital Appreciation  Total Return Bond     Maturity Bond      Equity Income
                                                   ------------------------------------------------------------------------------
                                                     June 26 * thru     October 7 * thru   October 7 * thru   December 3 * thru
                                                    December 31, 1998  December 31, 1998  December 31, 1998   December 31, 1998
                                                   ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                    $ -                $ -                $ -                 $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                      (22)               (50)               (53)                (55)
                                                   ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (22)               (50)               (53)                (55)
                                                   ------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                              34                 74                 79                 133
   Cost of Securities Sold                                          39                 75                 79                 132

                                                   ------------------------------------------------------------------------------
       Net Gain (Loss)                                              (5)                (1)                 -                   1
   Capital Gain Distributions Received                               -                  -                  -                   -
                                                   ------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                            (5)                (1)                 -                   1
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                               -                  -                  -                   -
   End of Period                                                    64               (102)                40               2,780
                                                   ------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                          64               (102)                40               2,780
                                                   ------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $ 37             $ (153)             $ (13)            $ 2,726
                                                   ==============================================================================


---------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                   ------------------------------------------------------------------------------


                                                 AST - Oppenheimer
                                                    Large - Cap        AST - Janus   AST-Twentieth Century    AST-Twentieth Century
                                                      Growth         Overseas Growth   Strategic Balanced    International Growth
                                                   ------------------------------------------------------------------------------
                                                     June 26 * thru     August 11 * thru  December 3 *, thru  August 11 * thru
                                                    December 31, 1998  December 31, 1998  December 31, 1998   December 31, 1998
                                                   ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                    $ -                $ -                $ -                 $ 8
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
      (Note 6)                                                     (36)              (153)                (2)                (45)
                                                   ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (36)              (153)                (2)                (37)
                                                   ------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                              56                287                  5                  85
   Cost of Securities Sold                                          59                309                  5                  94

                                                   ------------------------------------------------------------------------------
       Net Gain (Loss)                                              (3)               (22)                 -                  (9)
   Capital Gain Distributions Received                               -                  -                  -                   -
                                                   ------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                            (3)               (22)                 -                  (9)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                               -                  -                  -                   -
   End of Period                                                   536              8,726                109                 595
                                                   ------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                         536              8,726                109                 595
                                                   ------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $ 497            $ 8,551              $ 107               $ 549
                                                   ==============================================================================


---------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                   ----------------------------------------------------------



                                                      AST - Marsico    AST - Cohen & Steer  AST - Bankers Trust
                                                     Capital Growth          Realty            Enhanced 500
                                                   ----------------------------------------------------------
                                                     June 26 * thru    October 15 * thru  October 29 * thru
                                                    December 31, 1998  December 31, 1998  December 31, 1998
                                                   ----------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                    $ -                $ -                $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                     (972)                (4)               (41)
                                                   ----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (972)                (4)               (41)
                                                   ----------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                          20,358                  8             19,329
   Cost of Securities Sold                                      21,077                  8             18,389

                                                   ----------------------------------------------------------
       Net Gain (Loss)                                            (719)                 -                940
   Capital Gain Distributions Received                               -                  -                  -
                                                   ----------------------------------------------------------

NET REALIZED GAIN (LOSS)                                          (719)                 -                940
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                               -                  -                  -
   End of Period                                                25,284                 94              1,569
                                                   ----------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                      25,284                 94              1,569
                                                   ----------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                 $ 23,593               $ 90            $ 2,468
                                                   ==========================================================


-------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------

                                                                                               AST - Putnam         AST - Putnam
                                                                               AAF             International           Balanced
                                                         Total                Growth          Equity Portfolio        Portfolio
                                                ------------------------------------------------------------------------------------
                                                   Periods Ended        June 26 * thru      August 11 * thru    October 15 * thru
                                                December 31, 1998    December 31, 1998    December 31, 1998    December 31, 1998
                                                ------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                             $ (180)               $ (92)               $ (82)                $ (6)
     Net Realized Gain (Loss)                                      -                    7                   (8)                   1
     Net Unrealized Gain (Loss) On Investments                11,748                7,016                4,520                  212
                                                        ----------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       11,568                6,931                4,430                  207
                                                        ----------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                    1,188,246               27,123               22,372                1,019
     Net Transfers Between Sub-accounts                            -                    -                    -                    -
     Surrenders                                               (4,132)                 (74)                 (75)               2,795
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    1,184,114               27,049               22,297                3,814
                                                ------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    1,195,682               33,980               26,727                4,021
                                                ------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                           -                    -                    -                    -
                                                ------------------------------------------------------------------------------------
     End of Period                                       $ 1,195,682             $ 33,980             $ 26,727              $ 4,021
                                                ====================================================================================





------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                ------------------------------------------------------------------------------------


                                                     AST - Putnam Value   AST - Lord Abbett    AST - Lord Abbett           AST
                                                    Growth & Income      Growth & Income      Small Cap Value       JanCap Growth
                                                ------------------------------------------------------------------------------------
                                                     August 11 * thru     August 11 * thru      June 26 * thru       June 26 * thru
                                                   December 31, 1998    December 31, 1998    December 31, 1998    December 31, 1998
                                                ------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                              $ (35)              $ (119)               $ (56)              $ (940)
     Net Realized Gain (Loss)                                      -                   11                  (18)                 (23)
     Net Unrealized Gain (Loss) On Inv                           687                5,115                  284               47,984
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                          652                5,007                  210               47,021
                                                ------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                        7,500               24,411               11,500              243,116
     Net Transfers Between Sub-accounts                            -                    -                    -                    -
     Surrenders                                                  (32)              31,555                  (44)              11,709
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        7,468               55,966               11,456              254,825
                                                ------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        8,120               60,973               11,666              301,846
                                                ------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                           -                    -                    -                    -
                                                ------------------------------------------------------------------------------------
     End of Period                                           $ 8,120             $ 60,973             $ 11,666            $ 301,846
                                                ====================================================================================





------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                ------------------------------------------------------------------------------------

                                                                          AST - Neuberger      AST - Neuberger
                                                           AST                & Berman             & Berman         AST - Federated
                                                        Money Market         Midcap Value        Midcap Growth          High Yield
                                                ------------------------------------------------------------------------------------
                                                   November 18 * thru     June 26 * thru       June 26 * thru      October 7 * thru
                                                   December 31, 1998    December 31, 1998    December 31, 1998    December 31, 1998
                                                ------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                              $ 603                $ (93)               $ (44)               $ (61)
     Net Realized Gain (Loss)                                      -                  (10)                  (5)                   2
     Net Unrealized Gain (Loss) On Investments                     -                1,610                4,007                  709
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                          603                1,507                3,958                  650
                                                ------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                      361,161               19,250               15,580               50,634
     Net Transfers Between Sub-accounts                            -                    -                    -                    -
     Surrenders                                             (330,240)              19,821               19,864                  (74)
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                       30,921               39,071               35,444               50,560
                                                ------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       31,524               40,578               39,402               51,210
                                                ------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                           -                    -                    -                    -
                                                ------------------------------------------------------------------------------------
     End of Period                                          $ 31,524             $ 40,578             $ 39,402             $ 51,210
                                                ====================================================================================





------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                ------------------------------------------------------------------------------------


                                                  AST - T. Rowe Price  AST - T. Rowe Price  AST - T. Rowe Price  AST - T. Rowe Price
                                                    Asset Allocation    International Bond   Natural Resources   Small Company Value
                                                ------------------------------------------------------------------------------------
                                                    December 4 * thru     October 7 * thru     August 11 * thru    December 3 * thru
                                                    December 31, 1998    December 31, 1998    December 31, 1998    December 31, 1998
                                                ------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                               $ (7)               $ (41)               $ (53)               $ (29)
     Net Realized Gain (Loss)                                      -                    1                    1                    -
     Net Unrealized Gain (Loss) On Investments                   306                  591                 (131)                 630
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                          299                  551                 (183)                 601
                                                ------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                        7,500               14,873               12,121                2,500
     Net Transfers Between Sub-accounts                            -                    -                    -                    -
     Surrenders                                                  (63)                 (39)                  68               28,821
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        7,437               14,834               12,189               31,321
                                                ------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        7,736               15,385               12,006               31,922
                                                ------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                           -                    -                    -                    -
                                                ------------------------------------------------------------------------------------
     End of Period                                           $ 7,736             $ 15,385             $ 12,006             $ 31,922
                                                ====================================================================================





------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                ------------------------------------------------------------------------------------


                                                     AST - Founders        AST - PIMCO      AST - PIMCO Limited     AST - INVESCO
                                                   Capital Appreciation  Total Return Bond       Maturity Bond       Equity Income
                                                ------------------------------------------------------------------------------------
                                                     June 26 * thru      October 7 * thru     October 7 * thru    December 3 * thru
                                                    December 31, 1998    December 31, 1998    December 31, 1998    December 31, 1998
                                                ------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                              $ (22)               $ (50)               $ (53)               $ (55)
     Net Realized Gain (Loss)                                     (5)                  (1)                   -                    1
     Net Unrealized Gain (Loss) On Investments                    64                 (102)                  40                2,780
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                           37                 (153)                 (13)               2,726
                                                ------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                        4,000               24,874               33,954               14,357
     Net Transfers Between Sub-accounts                            -                    -                    -                    -
     Surrenders                                                  (15)                 (50)                 (58)              60,174
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        3,985               24,824               33,896               74,531
                                                ------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        4,022               24,671               33,883               77,257
                                                ------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                           -                    -                    -                    -
                                                ------------------------------------------------------------------------------------
     End of Period                                           $ 4,022             $ 24,671             $ 33,883             $ 77,257
                                                ====================================================================================





------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                ------------------------------------------------------------------------------------

                                                       AST - Oppenheimer
                                                         Large-Cap    AST-Janus         AST-Twentieth Century  AST-Twentieth Century
                                                           Growth       Overseas Growth     Strategic Balanced  International Growth
                                                ------------------------------------------------------------------------------------
                                                      June 26 * thru      August 11 * thru    December 3 *, thru    August 11 * thru
                                                   December 31, 1998    December 31, 1998    December 31, 1998    December 31, 1998
                                                ------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                              $ (36)              $ (153)                $ (2)               $ (37)
     Net Realized Gain (Loss)                                     (3)                 (22)                   -                   (9)
     Net Unrealized Gain (Loss) On Investments                   536                8,726                  109                  595
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                          497                8,551                  107                  549
                                                ------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                        6,000               41,825                1,743                7,500
     Net Transfers Between Sub-accounts                            -                    -                    -                    -
     Surrenders                                                  (24)              71,451                  236               19,859
                                                ------------------------------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                        5,976              113,276                1,979               27,359
                                                ------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        6,473              121,827                2,086               27,908
                                                ------------------------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                           -                    -                    -                    -
                                                ------------------------------------------------------------------------------------
     End of Period                                           $ 6,473            $ 121,827              $ 2,086             $ 27,908
                                                ====================================================================================





------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                         ---------------------------------------------------------------


                                                            AST - Marsico     AST - Cohen & Steers AST - Bankers Trust
                                                            Capital Growth           Realty            Enhanced 500
                                                         ---------------------------------------------------------------
                                                            June 26 * thru     October 15 * thru    October 29 * thru
                                                          December 31, 1998    December 31, 1998    December 31, 1998
                                                         ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                                      $ (972)                $ (4)               $ (41)
     Net Realized Gain (Loss)                                            (719)                   -                  940
     Net Unrealized Gain (Loss) On Investments                         25,284                   94                1,569
                                                         ---------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                                23,593                   90                2,468
                                                         ---------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                               211,055                1,890               20,388
     Net Transfers Between Sub-accounts                                     -                    -                    -
     Surrenders                                                        63,788                  115               (3,600)
                                                         ---------------------------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                               274,843                2,005               16,788
                                                         ---------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                               298,436                2,095               19,256
                                                         ---------------------------------------------------------------

NET ASSETS:
     Beginning of Period                                                    -                    -                    -
                                                         ---------------------------------------------------------------
     End of Period                                                  $ 298,436              $ 2,095             $ 19,256
                                                         ===============================================================





------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account F

Notes to Financial Statements
December 31, 1998

--------------------------------------------------------------------------------

1.       ORGANIZATION

         American Skandia Life Assurance Corporation Variable Account F (the "Account") is a separate investment account of American Skandia Life Assurance Corporation ("American Skandia" or "Company"). The Account is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust. The Account commenced operations on June 25, 1998.

         As of December 31, 1998, the Account consisted of thirty -three sub-accounts. These financial statements report on twenty-six sub-accounts which had financial activity during 1998 and are offered in American Skandia's AS Trophy Single Premium Variable Life Insurance Product. Each of the twenty-six sub-accounts invests only in a single corresponding portfolio of either The Alger American Fund, American Skandia Trust, or Montgomery Variable Series (the "Trusts"). Fred Alger Management, Inc. is the advisor for The Alger American Fund. American Skandia Investments Services, Incorporated, an affiliate, is the investment manager for the American Skandia Trust, while Putnam Investment Management, Inc., Lord Abbett & Co., Janus Capital Corporation, J.P. Morgan Inc., Neuberger Berman Management, Incorporated, Federated Investment Counseling, T. Rowe Price Associates, Inc., Rowe Price-Fleming International, Inc., Founders Asset Management, LLC, Pacific Investment Management Company, INVESCO Funds Group Inc., OpphenheimerFunds, Inc., American Century Investments Management, Inc., Marsico Capital Management, LLC, Cohen & Steers Capital Management, Inc., and Bankers Trust Company are the subadvisors. Montgomery Asset Management L.P. is the investment advisor for the Montgomery Variable Series.

         The investment advisors are paid fees for their services by the respective Trusts.

         American Skandia's AS Trophy Single Premium Variable Life Insurance Policy is marketed through American Skandia Marketing, Inc., an affiliate.

2.       VALUATION OF INVESTMENTS

         The market value of the investments in the sub-accounts is based on the net asset values of the Trust shares held at the end of the current period. Transactions are accounted for on the trade date and dividend income is recognized on an accrual basis. Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES

         The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.       INCOME TAXES

         American Skandia does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Account, therefore, no charges for federal income taxes are currently deducted from the Account. If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

         Under current laws, American Skandia may incur state and local income taxes (in addition to premium tax) in several states. The Company does not anticipate that these will be significant. However, American Skandia may make charges to the Account in the event that the amount of these taxes change.

5.       DIVERSIFICATION REQUIREMENTS

         Section 817(h) of the Internal Revenue Code provides that a variable life insurance policy, in order to qualify as life insurance, must have an "adequately diversified" segregated asset account (including investments in a mutual fund by the segregated asset account of the insurance companies). The Treasury Department's regulations prescribe the diversification requirements for variable life insurance policies. We believe the underlying mutual fund portfolios complied with the terms of these regulations.

6.       CONTRACT CHARGES

         The following contract charges are paid to American Skandia which provides administrative services to the Account:

         Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 0.90% of the net assets.

         Administrative Fees - Charged daily against the Account at an annual rate of 0.15% of the net assets.

         Contingent Deferred Sales Charges are computed as set forth in the American Skandia's AS Trophy Single Premium Variable Life Insurance Policy Prospectus.

7.       YEAR 2000 COMPLIANCE (UNAUDITED)

         The Company is continuing its ongoing assessment of the potential impact of the year 2000 issue on various aspects of its business. The Company's computer support is provided by its affiliate, American Skandia Information Services and Technology Corporation, which also provides such support for the Company's affiliated broker-dealer, American Skandia Marketing, Incorporated, and the Company's affiliated investment advisory firm, American Skandia Investment Services, Incorporated. Because of the nature of the Company's business, any assessment of the potential impact of the year 2000 issues on the company must be an assessment of the potential impact of these issues on all these companies, which are referred to below as "American Skandia".

         Business Partners

         Management believes the company is most vulnerable in its interfaces with computer systems of investment managers, sub-advisors, third party administrators, vendors and other business partners. The inability to properly recognize date sensitive electronic information and transfer data between systems could cause errors or even a complete systems failure which would result in a temporary inablility to process transactions correctly or engage in normal business activities.

         The American Skandia deferred annuity operational business partners report that all critical interfaces are Year 2000 compliant. All investment manager and sub-advisors are required by the Securities and Exchange Commission to publicly disclose their Year 2000 status is December 1998 and June 1999.

         American Skandia has initiated formal communications with parties that provide third party administration, record keeping and trust services in connection with its life insurance and qualified retirement plan annuities business. Management has already received several written assurances that these firms will be Year 2000 compliant. The Company expects to have certifications from all remaining parties by July 1999. American Skandia is currently developing contingency plans in the event that these targets are not met.

         Information Technology Systems

         American Skandia is a relatively young company whose internally developed systems were designed from the start with the four digit year codes. The Company engaged an external information technology specialist to review American Skandia's operating systems and internally developed software. The assessment was completed in December 1997 and the results were favorable. Specific modifications were suggested, evaluated, and implemented for the annuity adminsitration system. This project was completed during 1998 and a ceritificate of compliance has been received. Other non-critical internally developed applications in the client/server area have already been or will be remediated during 1999. The costs associated with this aspect of the Year 2000 compliance have not had, and are not expected to have, a significant impact on the Company's results from operations.

         Suppliers and Non-Information Technology Systems

         Like most companies, American Skandia is reliant on network, and desktop operating systems and software providers to release compliant versions of their respective systems. American Skandia's network is currently at the most compliant level available. The standard desktop software will be replaced, as fully compliant versions become available. In addition, the Company is in the process of contacting the non-information systems vendors and suppliers regarding their Year 2000 compliance status and will factor the results of these assessments into its contingency plans.


7.       YEAR 2000 COMPLIANCE (UNAUDITED)

         Management believes it has an effective program in place to resolve the Year 2000 issue in a timely manner. However, should errors or disruptions in computer service occur, the Company could realize losses. Given the nature and uncertainty of such losses, the amounts cannot be reasonably determined.


AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


8.   CHANGES IN THE UNITS OUTSTANDING


                                    ----------------------------------------------------------------------------------------------

                                                              AST- Putnam           AST-Putnam             AST-Putnam Value
                                         AAF-Growth          Int'l Equity         Balanced Asset           Growth & Income
                                    ----------------------------------------------------------------------------------------------
                                       June 26 * thru      August 11 * thru      October 15 * thru         August 11 * thru
                                     December 31, 1998     December 31, 1998     December 31, 1998        December 31, 1998
                                    ----------------------------------------------------------------------------------------------
Units Outstanding Beginning of the Period              0                     0                     0                            0
Units Purchased                                    2,778                 2,775                   112                          803
Units Transferred Between Sub-accounts                 0                     0                   279                            0
Units Surrendered                                     (7)                   (9)                   (1)                          (4)
                                    ----------------------------------------------------------------------------------------------

Units Outstanding End of the Period                2,771                 2,765                   390                          798
                                    ==============================================================================================


----------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.


                                    ----------------------------------------------------------------------------------------------

                                      AST-Lord Abbett       AST-Lord Abbett             AST                      AST
                                      Growth & Income       Small Cap Value        JanCap Growth             Money Market
                                    ----------------------------------------------------------------------------------------------
                                      August 11 * thru      June 26 * thru        June 25 * thru          November 18 * thru
                                     December 31, 1998     December 31, 1998     December 31, 1998        December 31, 1998
                                    ----------------------------------------------------------------------------------------------
Units Outstanding Beginning of the Period              0                     0                     0                            0
Units Purchased                                    2,788                 1,305                21,796                       35,493
Units Transferred Between Sub-accounts             3,236                     0                   971                      (32,365)
Units Surrendered                                    (13)                   (6)                 (112)                         (42)
                                    ----------------------------------------------------------------------------------------------

Units Outstanding End of the Period                6,010                 1,299                22,655                        3,086
                                    ==============================================================================================


----------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.


                                    ----------------------------------------------------------------------------------------------
                                      AST- Neuberger &     AST- Neuberger &        AST-Federated          AST-T. Rowe Price
                                    Berman Midcap Value  Berman Midcap Growth       High Yield             Asset Allocation
                                    ----------------------------------------------------------------------------------------------
                                       June 26 * thru       June 26 * thru       October 7 * thru         December 4 * thru
                                     December 31, 1998     December 31, 1998     December 31, 1998        December 31, 1998
                                    ----------------------------------------------------------------------------------------------
Units Outstanding Beginning of the Period              0                     0                     0                            0
Units Purchased                                    2,056                 1,615                 5,236                          724
Units Transferred Between Sub-accounts             2,110                 2,089                     0                            0
Units Surrendered                                    (10)                   (5)                   (8)                          (1)
                                    ----------------------------------------------------------------------------------------------

Units Outstanding End of the Period                4,156                 3,699                 5,228                          723
                                    ==============================================================================================


----------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.


                                    ----------------------------------------------------------------------------------------------

                                        AST-T. Rowe        AST-T. Rowe Price     AST-T.Rowe Price            AST-Founders
                                    Price International BonNatural Resources    Small Company Value      Capital Appreciation
                                    ----------------------------------------------------------------------------------------------
                                      October 7 * thru     August 11 * thru      December 3 * thru          June 26 * thru
                                     December 31, 1998     December 31, 1998     December 31, 1998        December 31, 1998
                                    ----------------------------------------------------------------------------------------------
Units Outstanding Beginning of the Period              0                     0                     0                            0
Units Purchased                                    1,399                 1,455                   295                          395
Units Transferred Between Sub-accounts                 0                    14                 3,422                            0
Units Surrendered                                     (4)                   (6)                   (4)                          (2)
                                    ----------------------------------------------------------------------------------------------

Units Outstanding End of the Period                1,396                 1,464                 3,713                          394
                                    ==============================================================================================


----------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.


                                    ----------------------------------------------------------------------------------------------
                                      AST-PIMCO Total          AST-PIMCO            AST-INVESCO            AST-Oppenheimer
                                        Return Bond      Limited Maturity Bond     Equity Income           Large-Cap Growth
                                    ----------------------------------------------------------------------------------------------
                                      October 7 * thru     October 7 * thru      December 3 * thru          June 26 * thru
                                     December 31, 1998     December 31, 1998     December 31, 1998        December 31, 1998
                                    ----------------------------------------------------------------------------------------------
Units Outstanding Beginning of the Period              0                     0                     0                            0
Units Purchased                                    2,346                 3,300                 1,448                          575
Units Transferred Between Sub-accounts                 0                     0                 6,136                            0
Units Surrendered                                     (5)                   (6)                   (9)                          (2)
                                    ----------------------------------------------------------------------------------------------

Units Outstanding End of the Period                2,341                 3,294                 7,576                          573
                                    ==============================================================================================


----------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.


                                    ----------------------------------------------------------------------------------------------

                                         AST-Janus       AST-Twentieth Century AST-Twentieth Century         AST-Marsico
                                      Overseas Growth     Strategic Balanced   International Growth         Capital Growth
                                    ----------------------------------------------------------------------------------------------
                                      August 11 * thru     December 3 * thru     August 11 * thru           June 25 * thru
                                     December 31, 1998     December 31, 1998     December 31, 1998        December 31, 1998
                                    ----------------------------------------------------------------------------------------------
Units Outstanding Beginning of the Period              0                     0                     0                            0
Units Purchased                                    4,987                   168                   767                       20,596
Units Transferred Between Sub-accounts             8,144                    23                 2,207                        6,378
Units Surrendered                                    (21)                    0                    (6)                        (129)
                                    ----------------------------------------------------------------------------------------------

Units Outstanding End of the Period               13,110                   191                 2,968                       26,845
                                    ==============================================================================================


----------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.


                                    -------------------------------------------
                                       AST - Cohen &         AST - Bankers
                                     Steers Real Estate     Trust 500 Index
                                    -------------------------------------------
                                     October 15 * thru     October 29 * thru
                                     December 31, 1998     December 31, 1998
                                    -------------------------------------------
Units Outstanding Beginning of the Period              0                     0
Units Purchased                                      223                 2,064
Units Transferred Between Sub-accounts                13                  (318)
Units Surrendered                                     (1)                   (5)
                                    -------------------------------------------

Units Outstanding End of the Period                  235                 1,741
                                    ===========================================


-------------------------------------------------------------------------------
* Date Operations Commenced.


AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


9.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 1998 were as follows:

                                                      Purchases               Sales
                                               ---------------------------------------------
AAF - Growth                                                  $27,238                  $144
AST - Putnam International Equity                              22,499                   137
AST - Putnam Balanced                                           3,831                    12
AST - Putnam Value Growth & Income                              7,554                    61
AST - Lord Abbett Growth & Income                              56,270                   217
AST - Lord Abbett Small Cap Value                              11,601                    92
AST - Jancap Growth                                           282,976                14,534
AST - Money Market                                            361,844               330,020
AST - Neuberger & Berman Midcap Value                          39,299                   156
AST - Neuberger & Berman Midcap Growth                         35,564                    80
AST - Federated High Yield                                     50,676                    90
AST - T. Rowe Price Asset Allocation                            7,444                     7
AST - T. Rowe Price International Bond                         14,927                    67
AST - T. Rowe Price Natural Resources                          12,325                    95
AST - T. Rowe Price Small Company Value                        31,417                    62
AST - Founders Capital Appreciation                             4,036                    34
AST - Pimco Total Return Bond                                  24,924                    74
AST - Pimco Limited Maturity Bond                              34,000                    79
AST - INVESCO Equity Income                                    74,741                   133
AST - Oppenheimer Large-Cap Growth                              6,055                    56
AST - Janus Overseas Growth                                   113,718                   287
AST - Twentieth Century Strategic Balanced                      1,987                     5
AST - Twentieth Century International Growth                   27,500                    85
AST - Marsico Capital Growth                                  315,306                20,358
AST - Cohen & Steers Realty                                     2,016                     8
AST - Bankers Trust Enhanced 500                               41,899                19,329

                                               =============================================
                                                           $1,611,647              $386,222
                                               =============================================

                                   APPENDIX A
  HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH VALUES


It is impossible to illustrate exactly how a Policy will perform in the future. However, you may better understand how a Policy works, and may be able to better compare a Policy with other life insurance plans, using hypothetical illustrations based on the personal characteristics of the Insured(s) as well as certain assumptions about the future. You can do this using the hypothetical illustrations provided in this Appendix A. You can also do this by requesting from us personalized hypothetical illustrations based on: (a) the Age(s) of the Insured(s); (b) the tobacco usage class and expected risk class(es) of the Insured(s); (c) the gender of the Insured(s), where permitted; (d) the Face Amount you seek or the amount of Premium you intend to pay; and (e) applicable cost of insurance charges. Please forward any such request to us at our address as shown on the first page of this Prospectus.

As of the date of this Prospectus, we only provide such personalize hypothetical illustrations on paper. We reserve the right to make such illustrations available in the future via electronic transmission or as part of a multi-media presentation.

As of the date of this Prospectus, we do not provide hypothetical illustrations that assume future loans, withdrawals, loan repayments or varying assumed rates of return. However, we reserve the right to make such illustrations available in the future.

The hypothetical illustrations that follow show the changes in the Death Benefit, Account Value and Cash Value over time based on certain assumptions. All values are provided as of the end of each Policy Year shown. The assumptions used are as follows:

1. Hypothetical average annual gross rates of return in the Portfolios of 0%, 6% and 12%. Of course, actual investment performance is not a constant rate. If the hypothetical gross rate of return were to fluctuate above or below the 0%, 6% or 12% average over a period of years, the Death Benefit, Account Value and Cash Value may be different. For hypothetical rates of return of 0% and 6%, the illustrations will indicate if a Policy would lapse. HYPOTHETICAL RATES OF RETURN ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE.

2. Hypothetical constant expense ratios of 0.98% for the Portfolios. The total annual expenses for the underlying mutual funds are shown in the section entitled "Variable Investment Options." The 0.98% hypothetical expense ratio is the weighted average of the actual total annual expenses for all available Portfolios as of December 31, 1998. Certain of the Portfolios have not been in existence for a full year and, therefore, the total annual expenses for those Portfolios are estimated and annualized. The 0.98% hypothetical expense ratio, when deducted from the hypothetical average annual gross rates of return equals a hypothetical average annual net rate of return of -0.98%, 5.02% and 11.02%, respectively.

3. The mortality and expense risk charge assessed against the assets in the Separate Account at an annualized rate of 0.90%. The charge for administrative expenses connected with operating the Separate Account is 0.25% per year. It is also assumed that there is no tax charge assessed against the Separate Account.


4. The charges under the Policy, including the cost of insurance charges that differ by gender, tobacco usage class and attained age. It is assumed that there are no transfer fees applicable. The hypothetical illustrations are presented based on both the current and guaranteed cost of insurance charges.


5. There are no loans, loan repayments, withdrawals, accelerated death benefit payments or amounts paid to maintain the Policy in effect during a grace period. The hypothetical values will include Cash Value Credits, if applicable.

6. The Age(s) and, where applicable, gender of the Insured(s) shown in each illustration. The cost of insurance charges differ based on the age(s) of the Insured(s) on the Policy Date and, where permitted by law, the gender of the Insured(s).


7. The Insured(s) is/are eligible for the no tobacco use class. For each gender and age classification, the cost of insurance rate for the "No Tobacco Use" classification is .35% lower than the rate for the "Tobacco Usage" classification.


8. The Insured(s) is/are considered to be in the preferred risk class. If the Insured is/are placed in a substandard risk class, the values for the Death Benefit will differ; however, the applicable Account Value and Cash Value will not differ because the risk classification does not impact charges under the Policy.

9.       The Premium and Face Amount are as shown in each illustration.



------------------------------------------------------------------------------------------------------------------------------------

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            Modified Single Premium Variable Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                       Illustration Assumptions:
------------------- -------------------- -------------- ------------------- ----------------- ------------------- ------------------
 -----------------------------------------------------------------------------------------------------------------------------------
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------
 Initial Premium    Initial Face Amount    Issue Age(s)        Male/Female      Single Life/    Hypothetical Rate     Tobacco Usage
                                                                                 Joint Life         of Return        Classification
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------

     $25,000              $55,347               55                 Male           Single Life             0%              No Usage
                                                                                                     (-0.98% net)
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------
------------------- ----------------------------------------------------------- ---------------------------------------------------
                                         Current Charges                                          Guaranteed Charges
End of Policy Year
                    ----------------------------------------------------------- ---------------------------------------------------
                    ------------------- ------------------ -------------------- ----------------- ------------------ --------------
                      Account Value        Cash Value        Death Benefit      Account Value       Cash Value        Death Benefit
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        1                 24,148             21,648              51,907              24,047            21,547            51,689
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        2                 23,324             20,949              48,700              23,119            20,744             48,271
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        3                 22,528             20,278              45,707              22,217            19,967            45,077
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        4                 21,757             19,757              42,915              21,340            19,340            42,092
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        5                 21,012             19,262              40,309              20,488            18,738              39,302
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        6                 20,292             18,792              37,877              19,658            18,158            36,695
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        7                 19,595             18,345              35,608              18,852            17,602             34,259
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        8                 18,921             17,921              33,492              18,068            17,068            31,982
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------
        9                 18,269             17,519              31,520              17,304            16,554             29,855
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        10                17,639             17,639              29,681              16,561            16,561             27,867
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        11                17,140             17,140              28,148              15,942            15,942             26,180
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        12                16,655             16,655              26,709              15,335            15,335            25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        13                16,183             16,183              25,358              14,712            14,712             25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        14                15,724             15,724              25,000              14,056            14,056             25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        15                15,276             15,276              25,000              13,358            13,358              25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        16                14,841             14,841              25,000              12,609            12,609             25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        17                14,417             14,417              25,000              11,796            11,796             25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        18                14,004             14,004              25,000              10,903            10,903             25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        19                13,603             13,603              25,000              9,908              9,908             25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        20                13,212             13,212              25,000              8,790              8,790             25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------

------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        25                11,407             11,407              25,000               240                240              25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        30                9,830               9,830              25,000                0                  0               25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        35                8,451               8,451              25,000                0                  0               25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------------------------------------------------------------------------------------------------------------------

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            Modified Single Premium Variable Life Insurance
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Illustration Assumptions:
------------------- ------------------- ------------------ ------------------- ----------------- ------------------- --------------

 Initial Premium    Initial Face Amount   Issue Age(s)       Male/Female       Single Life/   Hypothetical Rate     Tobacco Usage
                                                                                Joint Life        of Return        Classification
------------------- ------------------- ----------------- ----------------- ---------------- ------------------- ------------------
------------------- ------------------- ----------------- ----------------- ---------------- ------------------- ------------------

     $25,000             $55,347              55                Male          Single Life             6%              No Usage
                                                                                                     (5.02% net)
------------------ ------------------- ----------------- ------------------ ---------------- ------------------- ------------------
------------------ -------------------------------------------------------- -------------------------------------------------------
                                       Current Charges                                        Guaranteed Charges
End of Policy Year
                    -------------------------------------------------------- ---------------------------------------------------
                    ------------------- ----------------- ------------------- ---------------- ----------------- --------------
                      Account Value       Cash Value        Death Benefit     Account Value      Cash Value        Death Benefit
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        1                 25,598             23,098              55,024              25,491            22,991              54,793
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        2                 26,211             23,836              54,727              25,980            23,605              54,245
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        3                 26,839             24,589              54,455              26,469            24,219              53,704
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        4                 27,484             25,484              54,209              26,957            24,957              53,170
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        5                 28,144             26,394              53,990              27,441            25,691              52,642
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        6                 28,821             27,321              53,798              27,922            26,422              52,120
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        7                 29,515             28,265              53,635              28,398            27,148              51,605
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        8                 30,226             29,226              53,505              28,865            27,865              51,096
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        9                 30,956             30,206              53,408              29,324            28,574              50,593
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        10                31,703             31,703              53,347              29,771            29,771              50,095
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        11                32,682             32,682              53,670              30,404            30,404              49,928
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        12                33,692             33,692              54,029              31,032            31,032              49,763
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        13                34,734             34,734              54,425              31,655            31,655              49,600
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        14                35,809             35,809              54,855              32,273            32,273              49,438
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        15                36,919             36,919              55,323              32,885            32,885              49,278
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        16                38,063             38,063              55,831              33,488            33,488              49,120
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        17                39,245             39,245              56,385              34,079            34,079              48,964
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        18                40,464             40,464              56,991              34,654            34,654              48,809
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------
        19                41,721             41,721              57,656              35,209            35,209              48,656
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        20                43,019             43,019              58,381              35,741            35,741              48,505
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------

------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        25                50,154             50,154              62,840              38,131            38,131              47,776
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        30                59,236             59,236              69,537              40,121            40,121              47,098
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        35                69,992             69,992              77,700              41,872            41,872              46,483
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------------------------------------------------------------------------------------------------------------------

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            Modified Single Premium Variable Life Insurance
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Illustration Assumptions:
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------
 Initial Premium    Initial Face Amount    Issue Age(s)        Male/Female        Single Life/    Hypothetical Rate   Tobacco Usage
                                                                                   Joint Life         of Return      Classification
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------

     $25,000              $55,347               55                 Male           Single Life            12%              No Usage
                                                                                                     (11.02% net)
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- ------------
------------------- ----------------------------------------------------------- ---------------------------------------------------
                                         Current Charges                                          Guaranteed Charges
End of Policy Year
                    ----------------------------------------------------------- ---------------------------------------------------
                    ------------------- ------------------ -------------------- ----------------- ------------------ --------------
                      Account Value        Cash Value         Death Benefit      Account Value       Cash Value        Death Benefit
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        1                 27,048             24,548              58,140              26,934            24,434              57,896
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------
        2                 29,266             26,891              61,105              29,008            26,633              60,567
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        3                 31,668             29,418              64,252              31,231            28,981              63,366
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        4                 34,270             32,270              67,595              33,614            31,614              66,300
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        5                 37,089             35,339              71,149              36,164            34,414              69,374
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        6                 40,142             38,642              74,930              38,891            37,391              72,595
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        7                 43,449             42,199              78,957              41,805            40,555              75,970
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        8                 47,031             46,031              83,251              44,915            43,915              79,507
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        9                 50,911             50,161              87,837              48,230            47,480              83,212
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        10                55,251             55,251              92,971              51,758            51,758              87,093
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        11                60,356             60,356              99,116              56,015            56,015              91,987
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        12                65,936             65,936              105,737             60,587            60,587              97,159
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        13                72,034             72,034              112,870             65,497            65,497             102,627
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        14                78,715             78,715              120,581             70,768            70,768             108,408
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        15                86,033             86,033              128,920             76,429            76,429             114,529
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        16                94,031             94,031              137,924             82,517            82,517             121,035
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        17               102,773             102,773             147,659             89,028            89,028             127,911
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        18               112,328             112,328             158,209             95,977            95,977             135,180
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        19               122,770             122,770             169,661            103,379            103,379            142,863
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        20               134,184             134,184             182,101            111,256            111,256            150,985
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------

------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        25               209,285             209,285             262,223            158,922            158,922            199,122
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        30               326,418             326,418             383,181            223,844            223,844            262,770
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        35               509,108             509,108             565,182            312,662            312,662            347,099
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------------------------------------------------------------------------------------------------------------------

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            Modified Single Premium Variable Life Insurance
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Illustration Assumptions:
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -----------
 Initial Premium    Initial Face Amount    Issue Age(s)        Male/Female        Single Life/    Hypothetical Rate   Tobacco Usage
                                                                                   Joint Life         of Return      Classification
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------

     $25,000              $62,362               55                Female          Single Life             0%              No Usage
                                                                                                     (-0.98% net)
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------
------------------- ----------------------------------------------------------- ---------------------------------------------------
                                         Current Charges                                          Guaranteed Charges
End of Policy Year
                    ----------------------------------------------------------- ---------------------------------------------------
                    ------------------- ------------------ -------------------- ----------------- ------------------ --------------
                      Account Value        Cash Value         Death Benefit      Account Value       Cash Value       Death Benefit
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        1                 24,185             21,685              58,549              24,058            21,558              58,241
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        2                 23,395             21,020              54,976              23,146            20,771              54,390
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        3                 22,630             20,380              51,625              22,264            20,014              50,790
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        4                 21,889             19,889              48,480              21,414            19,414              47,427
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        5                 21,172             19,422              45,528              20,593            18,843              44,284
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        6                 20,477             18,977              42,761              19,799            18,299              41,346
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        7                 19,804             18,554              40,171              19,030            17,780              38,602
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        8                 19,152             18,152              37,749              18,283            17,283              36,037
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        9                 18,520             17,770              35,488              17,556            16,806              33,641
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        10                17,909             17,909              33,378              16,848            16,848              31,401
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        11                17,430             17,430              31,613              16,265            16,265              29,501
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        12                16,962             16,962              29,952              15,695            15,695              27,714
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        13                16,507             16,507              28,388              15,138            15,138              26,033
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        14                16,063             16,063              26,911              14,594            14,594              25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        15                15,630             15,630              25,517              14,041            14,041              25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        16                15,208             15,208              25,000              13,466            13,466              25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        17                14,797             14,797              25,000              12,862            12,862              25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        18                14,396             14,396              25,000              12,219            12,219              25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        19                14,005             14,005              25,000              11,524            11,524              25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        20                13,624             13,624              25,000              10,765            10,765              25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------

------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        25                11,857             11,857              25,000              5,414              5,414              25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        30                10,301             10,301              25,000                0                  0                25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        35                8,931               8,931              25,000                0                  0                25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------------------------------------------------------------------------------------------------------------------

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            Modified Single Premium Variable Life Insurance
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Illustration Assumptions:
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------
 Initial Premium    Initial Face Amount    Issue Age(s)        Male/Female        Single Life/    Hypothetical Rate   Tobacco Usage
                                                                                   Joint Life         of Return       Classification
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------

     $25,000              $62,362               55                Female          Single Life             6%              No Usage
                                                                                                     (5.02% net)
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------
------------------- ----------------------------------------------------------- ---------------------------------------------------
                                         Current Charges                                          Guaranteed Charges
End of Policy Year
                    ----------------------------------------------------------- ---------------------------------------------------
                    ------------------- ------------------ -------------------- ----------------- ------------------ --------------
                      Account Value        Cash Value         Death Benefit      Account Value       Cash Value       Death Benefit
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        1                 25,637             23,137              62,063              25,502            23,002              61,737
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        2                 26,290             23,915              61,779              26,010            23,635              61,120
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        3                 26,961             24,711              61,505              26,525            24,275              60,511
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        4                 27,650             25,650              61,238              27,050            25,050              59,909
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        5                 28,357             26,607              60,981              27,583            25,833              59,314
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        6                 29,084             27,584              60,735              28,122            26,622              58,727
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        7                 29,829             28,579              60,507              28,666            27,416              58,146
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        8                 30,595             29,595              60,303              29,210            28,210              57,573
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        9                 31,381             30,631              60,130              29,750            29,000              57,006
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        10                32,187             32,187              59,990              30,286            30,286              56,446
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        11                33,232             33,232              60,273              31,018            31,018              56,258
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        12                34,311             34,311              60,586              31,755            31,755              56,072
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        13                35,426             35,426              60,923              32,498            32,498              55,889
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        14                36,578             36,578              61,281              33,251            33,251              55,707
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        15                37,769             37,769              61,660              34,012            34,012              55,527
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        16                39,000             39,000              62,066              34,779            34,779              55,348
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        17                40,271             40,271              62,507              35,546            35,546              55,172
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        18                41,586             41,586              62,993              36,307            36,307              54,998
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        19                42,944             42,944              63,533              37,058            37,058              54,825
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        20                44,347             44,347              64,133              37,792            37,792              54,654
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------

------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        25                52,230             52,230              68,195              41,226            41,226              53,828
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        30                62,161             62,161              74,596              44,210            44,210              53,054
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        35                74,012             74,012              82,729              46,830            46,830              52,346
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------------------------------------------------------------------------------------------------------------------

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            Modified Single Premium Variable Life Insurance
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Illustration Assumptions:
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------
 Initial Premium    Initial Face Amount    Issue Age(s)        Male/Female        Single Life/    Hypothetical Rate   Tobacco Usage
                                                                                   Joint Life         of Return      Classification
------------------- -------------------- ------------------ ------------------- ----------------- -------------- ------------------
------------------- -------------------- ------------------ ------------------- ----------------- -------------- ------------------

     $25,000              $62,362               55                Female          Single Life            12%              No Usage
                                                                                                     (11.02% net)
------------------- -------------------- ------------------ ------------------- ----------------- -------------- ------------------
------------------- ----------------------------------------------------------- ---------------------------------------------------
                                         Current Charges                                          Guaranteed Charges
End of Policy Year
                    ----------------------------------------------------------- ---------------------------------------------------
                    ------------------- ------------------ -------------------- ------------ ------------------ -------------------
                      Account Value        Cash Value         Death Benefit      Account Value      Cash Value        Death Benefit
------------------- ------------------- ------------------ -------------------- ------------ ------------------ -------------------
------------------- ------------------- ------------------ -------------------- ------------ ------------------ -------------------
        1                 27,089             24,589              65,578              26,946             24,446             65,234
------------------- ------------------- ------------------ -------------------- ------------ ------------------ -------------------
------------------- ------------------- ------------------ --------------------------------- ------------------ -------------------
        2                 29,354             26,979              68,979              29,041             26,666             68,244
------------------- ------------------- ------------------ --------------------------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------------------------- ------------------ -------------------
        3                 31,812             29,562              72,571              31,298             29,048             71,398
------------------- ------------------- ------------------ --------------------------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
        4                 34,478             32,478              76,360              33,730             31,730             74,703
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
        5                 37,370             35,620              80,362              36,350             34,600             78,167
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
        6                 40,508             39,008              84,591              39,169             37,669             81,796
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
        7                 43,911             42,661              89,071              42,200             40,950             85,599
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
        8                 47,603             46,603              93,827              45,450             44,450             89,584
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
        9                 51,609             50,859              98,890              48,930             48,180             93,758
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
        10                56,093             56,093              104,546             52,652             52,652             98,132
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
        11                61,369             61,369              111,308             57,144             57,144            103,645
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
        12                67,144             67,144              118,564             61,996             61,996            109,473
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
        13                73,466             73,466              126,341             67,239             67,239            115,633
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------- ----------------- ------------------ ------------------
        14                80,409             80,409              134,711             72,907             72,907             122,144
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
        15                88,017             88,017              143,692             79,054             79,054            129,061
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------------- ------------------- ------------------ -------------- ----------------- ------------------ -------------------
        16                96,344             96,344              153,328             85,700             85,700            136,388
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
        17               105,460             105,460             163,689             92,860             92,860            144,131
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
        18               115,438             115,438             174,863            100,553            100,553            152,315
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
        19               126,360             126,360             186,944            108,801            108,801            160,965
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
        20               138,316             138,316             200,029            117,626            117,626            170,107
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------------
-------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------------
        25               217,361             217,361             283,805            171,756            171,756            224,260
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
        30               341,578             341,578             409,911            246,479            246,479            295,787
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------
        35               536,783             536,783             600,002            349,313            349,313            390,454
------------------- ------------------- ------------------ --------------- ----------------- ------------------ -------------------

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------------------------------------------------------------------------------------------------------------------

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            Modified Single Premium Variable Life Insurance
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Illustration Assumptions:
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------
 Initial Premium    Initial Face Amount    Issue Age(s)        Male/Female        Single Life/    Hypothetical Rate   Tobacco Usage
                                                                                   Joint Life         of Return      Classification
------------------- -------------------- ------------------ ------------------- ----------------- -----------------  --------------
------------------- -------------------- ------------------ ------------------- ----------------- -----------------  --------------

     $25,000              $75,421               55                Female           Joint Life             0%              No Usage
                                                55                 Male                              (-0.98% net)
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------
------------------- ----------------------------------------------------------- -------------------------------------------------
                                         Current Charges                                          Guaranteed Charges
End of Policy Year
                    ----------------------------------------------------------- ---------------------------------------------------
                    ------------------- ------------------ -------------------- ----------------- ------------------ --------------
                      Account Value        Cash Value         Death Benefit      Account Value       Cash Value       Death Benefit
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        1                 24,279             21,779              70,437              24,279            21,779              70,437
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        2                 23,574             21,199              65,780              23,574            21,199              65,780
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        3                 22,882             20,632              61,429              22,882            20,632              61,429
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        4                 22,204             20,204              57,363              22,204            20,204              57,363
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ ------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        5                 21,539             19,789              53,564              21,539            19,789              53,564
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        6                 20,887             19,387              50,015              20,887            19,387              50,015
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        7                 20,247             18,997              46,699              20,247            18,997              46,699
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        8                 19,617             18,617              43,600              19,617            18,617              43,600
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        9                 19,000             18,250              40,710              18,997            18,247              40,706
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        10                18,401             18,401              38,030              18,387            18,387              38,001
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        11                17,936             17,936              35,776              17,901            17,901              35,706
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        12                17,483             17,483              33,675              17,417            17,417              33,549
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        13                17,040             17,040              31,716              16,934            16,934              31,520
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        14                16,607             16,607              29,889              16,453            16,453              29,612
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        15                16,185             16,185              28,186              15,975            15,975              27,819
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        16                15,773             15,773              26,598              15,497            15,497              26,132
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        17                15,371             15,371              25,120              15,020            15,020              25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        18                14,978             14,978              25,000              14,526            14,526              25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        19                14,594             14,594              25,000              14,003            14,003              25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        20                14,220             14,220              25,000              13,440            13,440              25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------

------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        25                12,476             12,476              25,000              9,544              9,544              25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        30                10,928             10,928              25,000               943                943               25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        35                9,555               9,555              25,000                0                  0                25,000
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------------------------------------------------------------------------------------------------------------------

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            Modified Single Premium Variable Life Insurance
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Illustration Assumptions:
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------
 Initial Premium    Initial Face Amount    Issue Age(s)        Male/Female        Single Life/    Hypothetical Rate   Tobacco Usage
                                                                                   Joint Life         of Return      Classification
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- ------------

     $25,000              $75,421               55                Female           Joint Life             6%              No Usage
                                                55                 Male                              (5.02% net)
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------
------------------- ----------------------------------------------------------- ---------------------------------------------------
                                         Current Charges                                          Guaranteed Charges
End of Policy Year
                    ----------------------------------------------------------- ---------------------------------------------------
                    ------------------- ------------------ -------------------- ----------------- ------------------ --------------
                      Account Value        Cash Value         Death Benefit      Account Value       Cash Value       Death Benefit
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------
        1                 25,737             23,237              74,666              25,737            23,237              74,666
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        2                 26,491             24,116              73,921              26,491            24,116              73,921
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------
        3                 27,261             25,011              73,185              27,261            25,011              73,185
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ ------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------
        4                 28,048             26,048              72,460              28,048            26,048              72,460
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------
        5                 28,850             27,100              71,743              28,850            27,100              71,743
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        6                 29,666             28,166              71,036              29,666            28,166              71,036
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        7                 30,496             29,246              70,338              30,496            29,246              70,338
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        8                 31,337             30,337              69,648              31,337            30,337              69,648
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        9                 32,191             31,441              68,975              32,187            31,437              68,967
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        10                33,069             33,069              68,346              33,044            33,044              68,295
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        11                34,194             34,194              68,206              34,127            34,127              68,072
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        12                35,359             35,359              68,109              35,226            35,226              67,853
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        13                36,564             36,564              68,057              36,338            36,338              67,636
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        14                37,811             37,811              68,051              37,461            37,461              67,421
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        15                39,102             39,102              68,094              38,594            38,594              67,209
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        16                40,438             40,438              68,190              39,732            39,732              66,999
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        17                41,820             41,820              68,345              40,870            40,870              66,791
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        18                43,251             43,251              68,568              42,001            42,001              66,586
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        19                44,732             44,732              68,866              43,119            43,119              66,383
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        20                46,265             46,265              69,248              44,217            44,217              66,181
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------

------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        25                55,045             55,045              72,832              49,284            49,284              65,208
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        30                66,016             66,016              79,434              53,975            53,975              64,945
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        35                79,253             79,253              88,577              58,087            58,087              64,920
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


-----------------------------------------------------------------------------------------------------------------------------------

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            Modified Single Premium Variable Life Insurance
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Illustration Assumptions:
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------
 Initial Premium    Initial Face Amount    Issue Age(s)        Male/Female        Single Life/    Hypothetical Rate   Tobacco Usage
                                                                                   Joint Life         of Return      Classification
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- -------------

     $25,000              $75,421               55                Female           Joint Life            12%              No Usage
                                                55                 Male                              (11.02% net)
------------------- -------------------- ------------------ ------------------- ----------------- ------------------- ------------
------------------- ----------------------------------------------------------- ---------------------------------------------------
                                         Current Charges                                          Guaranteed Charges
End of Policy Year
                    ----------------------------------------------------------- ---------------------------------------------------
                    ------------------- ------------------ -------------------- ----------------- ------------------ --------------
                      Account Value        Cash Value         Death Benefit      Account Value       Cash Value       Death Benefit
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        1                 27,195             24,695              78,894              27,195            24,695              78,894
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        2                 29,578             27,203              82,536              29,578            27,203              82,536
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        3                 32,166             29,916              86,352              32,166            29,916              86,352
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        4                 34,974             32,974              90,352              34,974            32,974              90,352
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        5                 38,018             36,268              94,545              38,018            36,268              94,545
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        6                 41,318             39,818              98,938              41,318            39,818              98,938
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        7                 44,891             43,641              103,542             44,891            43,641             103,542
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        8                 48,757             47,757              108,365             48,757            47,757             108,365
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        9                 52,939             52,189              113,433             52,933            52,183             113,420
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        10                57,627             57,627              119,102             57,584            57,584             119,013
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        11                63,143             63,143              125,949             63,020            63,020             125,703
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        12                69,190             69,190              133,276             68,930            68,930             132,775
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        13                75,822             75,822              141,128             75,351            75,351             140,251
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        14                83,121             83,121              149,597             82,350            82,350             148,210
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        15                91,122             91,122              158,684             89,937            89,937             156,620
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        16                99,894             99,894              168,450             98,149            98,149             165,508
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        17               109,510             109,510             178,967            107,022            107,022            174,901
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ -------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        18               120,052             120,052             190,322            116,586            116,586            184,828
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        19               131,608             131,608             202,614            126,869            126,869            195,318
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        20               144,278             144,278             215,948            137,902            137,902            206,405
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------

------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        25               228,441             228,441             302,256            205,623            205,623            272,064
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        30               361,702             361,702             435,214            298,175            298,175            358,777
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------
        35               572,698             572,698             640,071            423,721            423,721            473,568
------------------- ------------------- ------------------ -------------------- ----------------- ------------------ --------------

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE FOR ILLUSTRATIVE PURPOSES ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS MADE BY THE POLICY OWNER AND MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY FLUCTUATED ABOVE OR BELOW THE AVERAGE AMOUNT DURING A PERIOD OF POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO VARY DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SUB-ACCOUNTS AND THE RATES OF RETURN OF THE SUB-ACCOUNTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX B
             HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT



The following are hypothetical illustrations of the impact of payments made to the Insured under the accelerated death benefit provision of the Policy. The first hypothetical illustration assumes the Insured is a female, age 45 and is in the preferred risk class as of the Policy Date. The second hypothetical illustration assumes the Insured is a male, age 65 and is in the preferred risk class as of the Policy Date. The following other assumptions apply to both hypothetical illustrations:


1.   The Premium paid was $20,000.
2. The Accelerated Death Benefit provision is exercised as of the 10th Policy Anniversary.
3. The investment options in which Account Value was allocated have grown at a hypothetical average annual net rate of return of 8% since the Issue Date.
4.   There have been no loans or loan repayments.
5.   No amounts have been withdrawn.
6. 50% of the maximum available amount is taken pursuant to the accelerated death benefit provision.
7. The 12-month interest rate discount used in the calculation of the benefit assumes interest at 6% per year, compounded yearly.

The following are various policy values immediate before and after the accelerated death benefit is paid:

                                                                  ------------------------- -------------------------
                                                                       Female Age 45              Male Age 65
                                                                        (No Tobacco)              (No Tobacco)
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value Before the Accelerated Death Benefit is            $34,224                   $33,708
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value Before the Accelerated Death Benefit is Paid          $34,224                   $33,708
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan Before the                   $30,802                   $30,337
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Death Benefit Before the Accelerated Death Benefit is            $85,371                   $45,746
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit Before the                      $34,224                   $33,708
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount Paid as the Accelerated  Death Benefit                    $20,135                   $10,789
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value After the Accelerated Death Benefit is             $25,668                   $25,281
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value After the Accelerated Death Benefit is Paid           $25,668                   $25,281
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan After the                    $23,101                   $22,753
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Death Benefit After the Accelerated Death Benefit is             $64,028                   $34,310
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit After the Accelerated           $25,668                   $25,281
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------


                                                             APPENDIX C
                              NET SINGLE PREMIUM FACTORS FOR DETERMINATION OF REQUIRED DEATH BENEFITS

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20            .145794          .179648           .128227          .145820          .142304          .172989
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21            .150168          .184901           .132462          .150638          .146645          .178153
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22            .154741          .190376           .136853          .155637          .151184          .183526
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23            .159531          .196117           .141415          .160816          .155930          .189151
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24            .164555          .202134           .146147          .166184          .160898          .195038
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25            .169822          .208454           .151056          .171748          .166090          .201206
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26            .175351          .215097           .156150          .177516          .171531          .207673
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27            .181135          .222053           .161428          .183482          .177215          .214429
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28            .187175          .229318           .166906          .189661          .183143          .221476
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29            .193474          .236889           .172585          .196055          .189316          .228812
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30            .200035          .244756           .178464          .202666          .195738          .236424
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31            .206860          .252916           .184560          .209495          .202417          .244318
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32            .213944          .261368           .190875          .216560          .209349          .252490
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33            .221291          .270109           .197419          .223864          .216536          .260939
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34            .228895          .279132           .204192          .231403          .223975          .269663
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35            .236761          .288437           .211198          .239179          .231667          .278659
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36            .244894          .298015           .218438          .247196          .239618          .287922
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37            .253298          .307862           .225900          .255421          .247832          .297442
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38            .261963          .317956           .233579          .263842          .256297          .307199
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39            .270894          .328294           .241477          .272450          .265020          .317188
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40            .280099          .338865           .249599          .281240          .274006          .327396
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41            .289568          .349652           .257933          .290189          .283246          .337811
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42            .299311          .360652           .266484          .299295          .292748          .348423
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43            .309334          .371859           .275263          .308570          .302519          .359236
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44            .319639          .383267           .284285          .318028          .312566          .370243
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45            .330230          .394864           .293562          .327683          .322892          .381435
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46            .341103          .406652           .303095          .337537          .333493          .392815
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47            .352264          .418644           .312891          .347598          .344380          .404397
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48            .363716          .430831           .322953          .357876          .355551          .416178
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49            .375463          .443211           .333288          .368370          .367012          .428145
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50            .387504          .455776           .343896          .379072          .378764          .440301
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51            .399832          .468510           .354772          .389982          .390796          .452625
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52            .412433          .481383           .365917          .401101          .403100          .465093
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53            .425290          .494362           .377317          .412407          .415657          .477675
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54            .438381          .507408           .388968          .423887          .428450          .490336
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55            .451696          .520502           .400884          .435558          .441470          .503062
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56            .465218          .533636           .413071          .447432          .454705          .515849
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57            .478941          .546812           .425551          .459541          .468157          .528704
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58            .492871          .560033           .438358          .471935          .481836          .541635
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59            .506993          .573308           .451517          .484649          .495733          .554659
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60            .521284          .586632           .465025          .497695          .509832          .567772
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61            .535723          .599969           .478863          .511045          .524108          .580940
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62            .550287          .613272           .492991          .524640          .538534          .594113
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63            .564927          .626483           .507352          .538390          .553060          .607226
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64            .579602          .639551           .521878          .552212          .567644          .620226
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            .594281          .652440           .536544          .566075          .582253          .633078
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            .608944          .665153           .551348          .579988          .596866          .645783
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            .623584          .677704           .566315          .593989          .611486          .658364
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            .638205          .690127           .581486          .608159          .626126          .670866
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            .652797          .702445           .596895          .622553          .640782          .683321
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            .667333          .714642           .612535          .637176          .655433          .695722
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------



       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            .681762          .726681           .628356          .651974          .670031          .708034
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            .696014          .738497           .644271          .666812          .684505          .720184
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            .709994          .750004           .660165          .681560          .698753          .732078
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            .723624          .761135           .675927          .696097          .712698          .743646
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            .736865          .771831           .691482          .710345          .726295          .754831
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            .749724          .782071           .706791          .724284          .739544          .765615
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            .762229          .791908           .721863          .737937          .752472          .776060
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            .774433          .801434           .736726          .751362          .765131          .786252
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            .786390          .810733           .751401          .764609          .777570          .796281
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            .798116          .819847           .765881          .777687          .789804          .806185
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81            .809588          .828771           .780117          .790566          .801808          .815960
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82            .820755          .837465           .794038          .803191          .813528          .825567
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83            .831544          .845863           .807562          .815500          .824891          .834946
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84            .841909          .853936           .820645          .827387          .835853          .844050
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85            .851863          .861731           .833298          .838880          .846430          .852923
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86            .861489          .869377           .845592          .850070          .856706          .861680
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87            .870930          .877089           .857651          .861099          .866821          .870505
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88            .880405          .885052           .869655          .872184          .876986          .879589
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89            .890224          .893507           .881864          .883606          .887492          .889179
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90            .900787          .902897           .894634          .895774          .898724          .899698
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91            .912663          .913849           .908493          .909137          .911231          .911680
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92            .926694          .927262           .924224          .924501          .925827          .925965
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93            .944200          .944411           .943053          .943115          .943789          .943791
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ================
            94            .967326          .967355           .967034          .967034          .967219          .967199
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ================



--------------------------------------------------------------------------------

The Required Death Benefit is determined by treating the Account Value as if it were a net single premium. We determine the Required Death Benefit by dividing the Account Value by the net single premium factors that are determined for your Policy as of the Policy Date. These factors vary by the attained Age, gender (where permitted), tobacco usage class and risk class of each Insured. The factors shown above are applicable for Insureds in the preferred risk class. The factors for other risk classes are available upon request. Factors for joint life cases depend upon a standard insurance industry method used to derive the applicable factor for both Insureds.

--------------------------------------------------------------------------------

                                   APPENDIX D
              GUARANTEED MONTHLY MAXIMUM COST OF INSURANCE CHARGES
                       (Per $1,000 of Net Amount at Risk)

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20            0.1401            0.1935           0.0842           0.0976           0.1293           0.1743
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21            0.1384            0.1935           0.0859           0.0992           0.1276           0.1752
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22            0.1359            0.1902           0.0867           0.1017           0.1259           0.1727
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23            0.1326            0.1869           0.0884           0.1042           0.1234           0.1702
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24            0.1293            0.1818           0.0900           0.1067           0.1217           0.1668
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25            0.1251            0.1760           0.0917           0.1092           0.1184           0.1626
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26            0.1226            0.1727           0.0942           0.1134           0.1167           0.1610
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27            0.1209            0.1710           0.0959           0.1167           0.1159           0.1601
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28            0.1201            0.1710           0.0984           0.1209           0.1159           0.1610
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29            0.1201            0.1735           0.1017           0.1259           0.1167           0.1643
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30            0.1209            0.1777           0.1042           0.1318           0.1176           0.1685
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31            0.1234            0.1835           0.1076           0.1368           0.1201           0.1743
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32            0.1268            0.1910           0.1109           0.1426           0.1234           0.1818
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33            0.1318            0.2011           0.1151           0.1501           0.1284           0.1910
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34            0.1376            0.2127           0.1201           0.1585           0.1343           0.2019
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35            0.1443            0.2269           0.1259           0.1677           0.1409           0.2153
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36            0.1518            0.2437           0.1343           0.1818           0.1485           0.2311
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37            0.1618            0.2646           0.1443           0.1986           0.1585           0.2512
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38            0.1727            0.2880           0.1551           0.2178           0.1693           0.2737
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39            0.1844            0.3147           0.1668           0.2386           0.1810           0.2997
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40            0.1986            0.3457           0.1810           0.2637           0.1952           0.3289
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41            0.2136            0.3791           0.1960           0.2905           0.2102           0.3616
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42            0.2295            0.4160           0.2111           0.3172           0.2261           0.3959
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43            0.2470            0.4561           0.2261           0.3440           0.2428           0.4335
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44            0.2662            0.5005           0.2412           0.3708           0.2612           0.4746
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45            0.2880            0.5475           0.2579           0.3992           0.2821           0.5181
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46            0.3114            0.5961           0.2754           0.4285           0.3038           0.5626
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47            0.3365            0.6490           0.2946           0.4587           0.3281           0.6104
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48            0.3641            0.7061           0.3147           0.4913           0.3540           0.6632
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49            0.3942            0.7682           0.3373           0.5274           0.3825           0.7195
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50            0.4285            0.8372           0.3624           0.5659           0.4151           0.7825
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51            0.4679            0.9154           0.3900           0.6070           0.4520           0.8532
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52            0.5131            1.0039           0.4218           0.6540           0.4947           0.9331
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53            0.5651            1.1042           0.4570           0.7061           0.5433           1.0232
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54            0.6230            1.2139           0.4930           0.7590           0.5970           1.1211
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55            0.6876            1.3314           0.5316           0.8136           0.6565           1.2249
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56            0.7582            1.4558           0.5701           0.8675           0.7203           1.3339
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57            0.8330            1.5871           0.6079           0.9180           0.7876           1.4481
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58            0.9163            1.7254           0.6456           0.9676           0.8616           1.5668
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59            1.0098            1.8742           0.6884           1.0207           0.9441           1.6940
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60            1.1143            2.0402           0.7388           1.0839           1.0376           1.8368
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61            1.2308            2.2279           0.8010           1.1632           1.1430           1.9993
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62            1.3652            2.4400           0.8784           1.2654           1.2654           2.1852
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63            1.5176            2.6774           0.9735           1.3897           1.4050           2.3946
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64            1.6872            2.9378           1.0806           1.5286           1.5608           2.6242
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            1.8733            3.2146           1.1962           1.6754           1.7322           2.8673
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            2.0752            3.5051           1.3162           1.8249           1.9159           3.1205
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            2.2920            3.8070           1.4388           1.9695           2.1110           3.3796
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            2.5282            4.1248           1.5659           2.1161           2.3228           3.6490
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            2.7908            4.4708           1.7076           2.2758           2.5573           3.9410
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            3.0886            4.8542           1.8742           2.4648           2.8234           4.2653
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            3.4298            5.2869           2.0777           2.7049           3.1309           4.6355
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            3.8253            5.7785           2.3279           2.9998           3.4904           5.0610
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            4.2749            6.3264           2.6285           3.3519           3.9010           5.5381
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            4.7716            6.9307           2.9757           3.7549           4.3571           6.0658
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            5.3054            7.5807           3.3649           4.1972           4.8498           6.6334
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            5.8727            8.2501           3.7879           4.6698           5.3744           7.2163
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            6.4695            8.9272           4.2435           5.1659           5.9269           7.8075
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            7.1000            9.6169           4.7391           5.6933           6.5124           8.4100
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            7.7848           10.3436           5.2913           6.2710           7.1504           9.0487
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            8.5472           11.1328           5.9234           6.9226           7.8639           9.7476
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81            9.4095           12.0089           6.6558           7.6677           8.6746           10.5307
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82            10.3922          12.9898           7.5074           8.5225           9.6030           11.4151
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83            11.4945          14.0624           8.4777           9.5196           10.6478          12.4038
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84            12.6988          15.1933           9.5594           10.6131          11.7941          13.4616
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85            13.9806          16.3456           10.7444          11.7893          13.0226          14.5634
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86            15.3265          17.4918           12.0280          13.0418          14.3218          15.6927
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87            16.7180          18.6836           13.4123          14.3609          15.6828          16.8797
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88            18.1509          19.9424           14.9028          15.7562          17.1061          18.1427
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89            19.6476          21.2120           16.5166          17.2301          18.6128          19.4508
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90            21.2331          22.5117           18.2733          18.8930          20.2310          20.8698
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91            22.9495          23.8839           20.2227          20.7186          22.0046          22.4143
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92            24.8700          25.5022           22.4528          22.7883          24.0145          24.2183
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93            27.2013          27.6222           25.1486          25.2821          26.4618          26.4965
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94            30.4289          30.5976           28.7360          28.7360          29.8106          29.6898
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------



--------------------------------------------------------------------------------

We base the guaranteed maximum cost of insurance charges on the sex distinct 1980 Commissioners Standard Ordinary Ultimate Mortality Table, age last birthday unless unisex rates apply. If unisex charges apply, a unisex variation of that table is used. The amounts shown are per $1,000 amount at risk. The guaranteed maximum cost of insurance charge depends on the tobacco usage class and risk class of each Insured(s). The charges shown above are applicable for Insureds in the preferred risk class. The guaranteed maximum cost of insurance charges for other risk classes are available upon request. Cost of insurance charges for joint life cases are determined using a standard insurance industry method used to derive the applicable charge based on the applicable cost of insurance charge for both Insureds. Guaranteed maximum cost of insurance charges for specific proposed joint Insureds are available upon request.

--------------------------------------------------------------------------------

ADDITIONAL   INFORMATION:   Inquiries   will  be   answered   by  calling   your
representative or by writing to:

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                       at

                                  P.O. Box 883
                           Shelton, Connecticut 06484

                                       or

                           customerservice@Skandia.com



Issued by:                                                          Serviced at:

AMERICAN SKANDIA LIFE                                      AMERICAN SKANDIA LIFE
ASSURANCE CORPORATION                                      ASSURANCE CORPORATION
One Corporate Drive                                                 P.O. Box 883
Shelton, Connecticut 06484                            Shelton, Connecticut 06484
Telephone: 1-800-752-6342                              Telephone: 1-800-752-6342
http://www.AmericanSkandia.com                    http://www.AmericanSkandia.com

                                 Distributed by:

                    AMERICAN SKANDIA MARKETING, INCORPORATED
                               One Corporate Drive
                           Shelton, Connecticut 06484
                             Telephone: 203-926-1888
                         http://www.AmericanSkandia.com